UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	June 30, 2021
Date of reporting period:	December 31, 2020

ITEM 1 – REPORT TO STOCKHOLDERS

Principal®

Principal Exchange-Traded Funds

Semiannual Report

December 31, 2020

Beginning on November 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery and you own these shares through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service. You may elect to receive all future reports in paper free of charge.

If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

Rev. 01/2020

FACTS	WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?

Financial companies choose how they share your personal information. Federal law gives
Why?	consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•	Social Security number and income
What? •	Assets and transaction history
•	Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice

All financial companies need to share customers’ personal information to run their everyday
How?	business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL		DOES PRINCIPAL	CAN YOU LIMIT THIS
INFORMATION		FUNDS SHARE?	SHARING?
For our everyday business purposes—such as to
process your transactions, maintain your account(s),
		Yes	No
respond to court orders and legal investigations, or report
to credit bureaus
For our marketing purposes—to offer our products and
		Yes	No
services to you
For joint marketing with other financial companies		No	We don’t share
For our affiliates’ everyday business purposes—
		Yes	No
information about your transactions and experiences
For our affiliates’ everyday business purposes—
		No	We don’t share
information about your creditworthiness
For nonaffiliates to market to you		No	We don’t share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03

Who we are
Who is providing this notice?	Principal Funds includes Principal Funds, Inc., Principal Funds Distributor, Inc.,
and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds	To protect your personal information from unauthorized access and use, we
protect my personal	use security measures that comply with federal law. These measures include
information?	computer safeguards and secured files and buildings.

How does Principal Funds	We collect your personal information, for example, when you
collect my personal	• Open an account or seek advice about your investments
information?
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group®

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.

This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes. We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the California Consumer Privacy Act, are available online at www.principal.com/privacy-policies.

If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

EE11865PFI-03 | 01/2020

Table of Contents

Financial Statements	1
Notes to Financial Statements	24
Schedules of Investments	40
Financial Highlights (Includes performance information)	122
Shareholder Expense Example	135
Supplemental Information	137

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

	Principal			Principal
	Active Global	Principal		Healthcare
	Dividend	Active		Innovators
	Income ETF	Income ETF		Index ETF
Investment in securities — at cost	$128,409,382	$213,342,160		$120,250,676
Investment in affiliated funds — at cost	$—	$4,993,548		$9,386,341
Foreign currency — at cost	$27,735	$—		$—
Assets
Investment in securities — at value	$158,603,145	$230,558,400	(a)	$155,372,237	(a)
Investment in affiliated funds — at value	—	4,993,548		9,386,341
Foreign currency — at value	27,810	—		—
Receivables:
Dividends	1,409,569	197,530		12,350
Interest	—	1,774,378		—
Securities lending income	2,798	4,508		19,927
Investment securities sold	1,375,429	—		—
Total Assets	161,418,751	237,528,364		164,790,855

Liabilities
Accrued management and investment advisory fees	107,770	105,794		57,381
Accrued income distribution	3,403,301	574,526		—
Accrued other expenses	4,517	—		—
Payables:
Investment securities purchased	291	—		—
Collateral obligation on securities loaned — at value	—	4,993,548		9,386,341
Total Liabilities	3,515,879	5,673,868		9,443,722
Net Assets Applicable to Outstanding Shares	$157,902,872	$231,854,496		$155,347,133

Net Assets Consist of:
Capital shares and additional paid-in-capital	$69,916,193	$231,074,981		$114,481,766
Total distributable earnings (accumulated loss)	87,986,679	779,515		40,865,367
Total Net Assets	$157,902,872	$231,854,496		$155,347,133

Net Asset Value Per Share:
Net assets	$157,902,872	$231,854,496		$155,347,133
Shares issued and outstanding	5,000,001	5,825,000		2,650,001
Net asset value per share	$31.58	$39.80		$58.62

(a) Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

			Principal
	Principal		Investment
	International		Grade	Principal
	Multi-Factor		Corporate	Millennials
	ETF (a)		Active ETF	Index ETF
Investment in securities — at cost	$56,444,982		$316,719,493	$59,448,068
Investment in affiliated funds — at cost	$214,164		$—	$1,064,005
Foreign currency — at cost	$5,439		$—	$644
Assets
Investment in securities — at value	$62,885,309	(b)	$330,461,086	$75,323,648	(b)
Investment in affiliated funds — at value	214,164		—	1,064,005
Foreign currency — at value	5,443		—	640
Deposits with counterparty	—		174,000	—
Receivables:
Dividends	82,014		90	12,095
Interest	—		2,557,824	—
Securities lending income	1,859		39	346
Investment securities sold	32,802		—	154,992
Total Assets	63,221,591		333,193,039	76,555,726

Liabilities
Accrued management and investment advisory fees	14,467		80,725	31,001
Accrued income distribution	205,363		730,288	239,959
Payables:
Investment securities purchased	108		—	—
Variation margin on financial derivative instruments	—		15,000	—
Collateral obligation on securities loaned — at value	214,164		—	1,064,005
Total Liabilities	434,102		826,013	1,334,965
Net Assets Applicable to Outstanding Shares	$62,787,489		$332,367,026	$75,220,761

Net Assets Consist of:
Capital shares and additional paid-in-capital	$55,667,902		$318,485,482	$57,440,997
Total distributable earnings (accumulated loss)	7,119,587		13,881,544	17,779,764
Total Net Assets	$62,787,489		$332,367,026	$75,220,761

Net Asset Value Per Share:
Net assets	$62,787,489		$332,367,026	$75,220,761
Shares issued and outstanding	2,200,001		12,150,001	1,300,001
Net asset value per share	$28.54		$27.36	$57.86

(a)	Effective September 30, 2020, Principal International Multi-Factor Core Index ETF changed its name to Principal International Multi-Factor ETF.
(b)	Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.
See accompanying notes.

	Statements of Assets and Liabilities
	Principal Exchange-Traded Funds
	December 31, 2020 (unaudited)

					Principal
			Principal		Spectrum
			Spectrum		Tax-
			Preferred		Advantaged
		Principal	Securities		Dividend
		Quality ETF (a)	Active ETF		Active ETF
Investment in securities — at cost		$26,065,474	$231,377,661		$20,890,237
Investment in affiliated funds — at cost		$—	$916,680		$—
Assets
Investment in securities — at value		$30,764,934	$243,417,988	(b)	$22,384,311
Investment in affiliated funds — at value		—	916,680		—
Cash		—	2,703,040		—
Receivables:
Dividends		16,366	370		16,744
Interest		—	2,497,073		197,921
Securities lending income		—	433		—
Fund shares sold		—	1,028,848		—
Investment securities sold		37,030	—		—
	Total Assets	30,818,330	250,564,432		22,598,976

Liabilities
Accrued management and investment advisory fees		4,044	114,785		12,570
Accrued income distribution		87,123	546,175		95,699
Payables:
Investment securities purchased		—	2,911,136		—
Collateral obligation on securities loaned — at value		—	916,680		—
	Total Liabilities	91,167	4,488,776		108,269
Net Assets Applicable to Outstanding Shares		$30,727,163	$246,075,656		$22,490,707

Net Assets Consist of:
Capital shares and additional paid-in-capital		$27,664,884	$237,143,732		$21,070,152
Total distributable earnings (accumulated loss)		3,062,279	8,931,924		1,420,555
	Total Net Assets	$30,727,163	$246,075,656		$22,490,707

Net Asset Value Per Share:
Net assets		$30,727,163	$246,075,656		$22,490,707
Shares issued and outstanding		650,001	11,950,005		1,050,001
Net asset value per share		$47.27	$20.59		$21.42

(a)	Effective September 30, 2020, Principal Price Setters Index ETF changed its name to Principal Quality ETF.
(b)	Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.
See accompanying notes.

	Statements of Assets and Liabilities
	Principal Exchange-Traded Funds
	December 31, 2020 (unaudited)

		Principal		Principal U.S.
		Ultra-Short	Principal U.S.	Small-Cap
		Active	Mega-Cap	Multi-Factor
		Income ETF	ETF (a)	ETF (b)
Investment in securities — at cost		$12,364,412	$1,448,557,862	$703,050,366
Investment in affiliated funds — at cost		$—	$—	$17,992,026
Assets
Investment in securities — at value		$12,395,430	$1,798,527,075	$861,183,854	(c)
Investment in affiliated funds — at value		—	—	17,992,026
Receivables:
Dividends		5	929,599	830,644
Interest		46,098	—	—
Securities lending income		—	—	203,292
Investment securities sold		—	2,661,862	1,685,559
Expense reimbursement from Advisor		—	48,551	—
	Total Assets	12,441,533	1,802,167,087	881,895,375

Liabilities
Accrued management and investment advisory fees		2,086	242,755	293,868
Accrued income distribution		16,686	6,519,232	3,516,259
Payables:
Investment securities purchased		—	—	44,363
Collateral obligation on securities loaned — at value		—	—	17,992,026
	Total Liabilities	18,772	6,761,987	21,846,516
Net Assets Applicable to Outstanding Shares		$12,422,761	$1,795,405,100	$860,048,859

Net Assets Consist of:
Capital shares and additional paid-in-capital		$12,503,901	$1,480,836,069	$784,383,697
Total distributable earnings (accumulated loss)		(81,140)	314,569,031	75,665,162
	Total Net Assets	$12,422,761	$1,795,405,100	$860,048,859

Net Asset Value Per Share:
Net assets		$12,422,761	$1,795,405,100	$860,048,859
Shares issued and outstanding		500,001	50,300,001	23,650,001
Net asset value per share		$24.85	$35.69	$36.37

(a)	Effective September 30, 2020, Principal U.S. Mega-Cap Multi-Factor Index ETF changed its name to Principal U.S. Mega-Cap ETF.
(b)	Effective September 30, 2020, Principal U.S. Small-Cap Multi-Factor Index ETF changed its name to Principal U.S. Small-Cap Multi-Factor ETF.
(c)	Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.
See accompanying notes.

	Statement of Assets and Liabilities
	Principal Exchange-Traded Funds
	December 31, 2020 (unaudited)

		Principal
		Value ETF (a)
Investment in securities — at cost		$14,690,241
Investment in affiliated funds — at cost		$88,841
Assets
Investment in securities — at value		$16,947,464	(b)
Investment in affiliated funds — at value		88,841
Receivables:
Dividends		44,161
Securities lending income		15
Investment securities sold		93,722
	Total Assets	17,174,203

Liabilities
Accrued management and investment advisory fees		2,360
Accrued income distribution		115,485
Collateral obligation on securities loaned — at value		88,841
	Total Liabilities	206,686
Net Assets Applicable to Outstanding Shares		$16,967,517

Net Assets Consist of:
Capital shares and additional paid-in-capital		$12,860,271
Total distributable earnings (accumulated loss)		4,107,246
	Total Net Assets	$16,967,517

Net Asset Value Per Share:
Net assets		$16,967,517
Shares issued and outstanding		500,001
Net asset value per share		$33.93

(a)	Effective September 30, 2020, Principal Shareholder Yield Index ETF changed its name to Principal Value ETF.
(b)	Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2020 (unaudited)

	Principal		Principal
	Active Global	Principal	Healthcare
	Dividend	Active	Innovators
	Income ETF	Income ETF	Index ETF
Net Investment Income (Loss)
Income:
Dividend	$3,656,060	$1,096,505	$13,273
Withholding tax	(206,178)	(6,242)	—
Interest	—	4,379,164	—
Securities lending — net	25,670	63,638	108,898
Total Income	3,475,552	5,533,065	122,171

Expenses:
Management and investment advisory fees	1,077,106	600,640	240,808
Other expenses	4,516	—	—
Total Expenses	1,081,622	600,640	240,808
Net Investment Income (Loss)	2,393,930	4,932,425	(118,637)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investment transactions	187,385	(8,618,832)	6,021,384
In-kind redemptions	135,723,837	—	4,911,517
Foreign currency transactions	74,711	51	—
Change in unrealized appreciation (depreciation) of:
Investments	(43,887,895)	34,134,190	20,840,588
Foreign currency transactions	81,810	1	—
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	92,179,848	25,515,410	31,773,489
Net Increase (Decrease) in Net Assets Resulting from Operations	$94,573,778	$30,447,835	$31,654,852

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2020 (unaudited)

		Principal
	Principal	Investment
	International	Grade	Principal
	Multi-Factor	Corporate	Millennials
	ETF (a)	Active ETF	Index ETF
Net Investment Income (Loss)
Income:
Dividend	$501,651	$869	$263,894
Withholding tax	(54,038)	—	(3,342)
Interest	—	3,678,682	—
Securities lending — net	3,194	1,024	1,658
Total Income	450,807	3,680,575	262,210

Expenses:
Management and investment advisory fees	54,858	374,630	121,547
Total Expenses	54,858	374,630	121,547
Net Investment Income (Loss)	395,949	3,305,945	140,663

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures:
Net realized gain (loss) from:
Investment transactions	1,147,825	3,108,283	47,853
In-kind redemptions	—	—	3,621,685
Foreign currency transactions	528	—	285
Futures contracts	—	(59,947)	—
Change in unrealized appreciation (depreciation) of:
Investments	7,033,221	5,830,034	12,004,971
Futures contracts	—	119,537	—
Foreign currency transactions	1,403	—	1,680
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and
Futures	8,182,977	8,997,907	15,676,474
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,578,926	$12,303,852	$15,817,137

(a) Effective September 30, 2020, Principal International Multi-Factor Core Index ETF changed its name to Principal International Multi-Factor ETF.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2020 (unaudited)

			Principal
		Principal	Spectrum
		Spectrum	Tax-
		Preferred	Advantaged
	Principal	Securities	Dividend
	Quality ETF (a)	Active ETF	Active ETF
Net Investment Income (Loss)
Income:
Dividend	$166,138	$755	$85,551
Interest	—	3,628,016	443,388
Securities lending — net	33	8,943	—
Total Income	166,171	3,637,714	528,939

Expenses:
Management and investment advisory fees	18,207	480,195	67,354
Total Expenses	18,207	480,195	67,354
Net Investment Income (Loss)	147,964	3,157,519	461,585

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	4,131	321,276	46,341
Change in unrealized appreciation (depreciation) of:
Investments	3,957,575	11,583,264	1,641,914
Net Realized and Unrealized Gain (Loss) on Investments	3,961,706	11,904,540	1,688,255
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,109,670	$15,062,059	$2,149,840

(a) Effective September 30, 2020, Principal Price Setters Index ETF changed its name to Principal Quality ETF.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2020 (unaudited)

	Principal		Principal U.S.
	Ultra-Short	Principal U.S.	Small-Cap
	Active	Mega-Cap	Multi-Factor
	Income ETF	ETF (a)	ETF (b)
Net Investment Income (Loss)
Income:
Dividend	$55	$14,132,203	$6,744,652
Withholding tax	—	—	(230)
Interest	67,933	—	—
Securities lending — net	13	—	657,718
Total Income	68,001	14,132,203	7,402,140

Expenses:
Management and investment advisory fees	11,497	1,240,346	1,223,565
Total Gross Expenses	11,497	1,240,346	1,223,565
Less: Reimbursement from Advisor	—	(248,069)	—
Total Net Expenses	11,497	992,277	1,223,565
Net Investment Income (Loss)	56,504	13,139,926	6,178,575

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	6,238	13,195,471	(18,929,625)
In-kind redemptions	—	32,363,266	—
Change in unrealized appreciation (depreciation) of:
Investments	(13,273)	244,044,203	198,864,220
Net Realized and Unrealized Gain (Loss) on Investments	(7,035)	289,602,940	179,934,595
Net Increase (Decrease) in Net Assets Resulting from Operations	$49,469	$302,742,866	$186,113,170

(a)	Effective September 30, 2020, Principal U.S. Mega-Cap Multi-Factor Index ETF changed its name to Principal U.S. Mega-Cap ETF.
(b)	Effective September 30, 2020, Principal U.S. Small-Cap Multi-Factor Index ETF changed its name to Principal U.S. Small-Cap Multi-Factor ETF.
See accompanying notes.

     Statement of Operations

Principal Exchange-Traded Funds

Six Months Ended December 31, 2020 (unaudited)

Principal
Value ETF (a)
Net Investment Income (Loss)
Income:
Dividend	$353,014
Withholding tax	(143)
Securities lending — net	731
Total Income	353,602

Expenses:
Management and investment advisory fees	16,552
Total Expenses	16,552
Net Investment Income (Loss)	337,050

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(44,581)
In-kind redemptions	3,870,608
Change in unrealized appreciation (depreciation) of:
Investments	1,263,739
Net Realized and Unrealized Gain (Loss) on Investments	5,089,766
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,426,816

(a)	Effective September 30, 2020, Principal Shareholder Yield Index ETF changed its name to Principal Value ETF.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Active Global Dividend
	Income ETF
	Period ended	Year ended
	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$2,393,930	$15,312,676
Net realized gain (loss) on investments and foreign currency	135,985,933	(67,103,556)
Change in unrealized appreciation (depreciation) of investments and foreign currency	(43,806,085)	33,884,661
Net Increase (Decrease) in Net Assets Resulting from Operations	94,573,778	(17,906,219)

Dividends to Shareholders
From net investment income and net realized gain on investments	(9,899,426)	(21,484,757)
Total Dividends	(9,899,426)	(21,484,757)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(634,863,786)	30,294,631
Total Increase (Decrease) in Net Assets	(550,189,434)	(9,096,345)

Net Assets
Beginning of period	708,092,306	717,188,651
End of period	$157,902,872	$708,092,306

Capital Share Transactions
Dollars:
Sold	$1,540,727	$30,294,631
Redeemed	(636,404,513)	—
Net Increase (Decrease)	$(634,863,786)	$30,294,631
Shares:
Sold	50,000	1,100,000
Redeemed	(22,100,000)	—
Net Increase (Decrease)	(22,050,000)	1,100,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Active Income ETF
	Period ended	Year ended
	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$4,932,425	$13,044,523
Net realized gain (loss) on investments and foreign currency	(8,618,781)	(6,438,943)
Change in unrealized appreciation (depreciation) of investments and foreign currency	34,134,191	(21,774,093)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,447,835	(15,168,513)

Dividends to Shareholders
From net investment income and net realized gain on investments	(6,195,743)	(13,270,230)
Total Dividends	(6,195,743)	(13,270,230)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(62,493,644)	82,015,573
Total Increase (Decrease) in Net Assets	(38,241,552)	53,576,830

Net Assets
Beginning of period	270,096,048	216,519,218
End of period	$231,854,496	$270,096,048

Capital Share Transactions
Dollars:
Sold	$—	$83,568,006
Redeemed	(62,493,644)	(1,552,433)
Net Increase (Decrease)	$(62,493,644)	$82,015,573
Shares:
Sold	—	2,100,000
Redeemed	(1,650,000)	(50,000)
Net Increase (Decrease)	(1,650,000)	2,050,000

See accompanying notes.
12

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Healthcare Innovators Index
	ETF
	Period ended	Year ended
	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$(118,637)	$(169,265)
Net realized gain (loss) on investments	10,932,901	6,249,529
Change in unrealized appreciation (depreciation) of investment	20,840,588	10,242,069
Net Increase (Decrease) in Net Assets Resulting from Operations	31,654,852	16,322,333

Dividends to Shareholders
From net investment income and net realized gain on investments	(527,787)	—
Total Dividends	(527,787)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	28,881,807	22,302,643
Total Increase (Decrease) in Net Assets	60,008,872	38,624,976

Net Assets
Beginning of period	95,338,261	56,713,285
End of period	$155,347,133	$95,338,261

Capital Share Transactions
Dollars:
Sold	$40,280,929	$43,226,695
Redeemed	(11,399,122)	(20,924,052)
Net Increase (Decrease)	$28,881,807	$22,302,643
Shares:
Sold	750,000	1,100,000
Redeemed	(250,000)	(600,000)
Net Increase (Decrease)	500,000	500,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal International Multi-Factor
	ETF (a)
	Period ended	Period ended
	December 31, 2020	June 30, 2020 (b)
Operations
Net investment income (loss)	$395,949	$378,838
Net realized gain (loss) on investments and foreign currency	1,148,353	(236,359)
Change in unrealized appreciation (depreciation) of investments and foreign currency	7,034,624	(592,573)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,578,926	(450,094)

Dividends to Shareholders
From net investment income and net realized gain on investments	(516,765)	(286,121)
Total Dividends	(516,765)	(286,121)

Capital Share Transactions
Net increase (decrease) in capital share transactions	38,064,638	17,396,905
Total Increase (Decrease) in Net Assets	46,126,799	16,660,690

Net Assets
Beginning of period	16,660,690	—
End of period	$62,787,489	$16,660,690

Capital Share Transactions
Dollars:
Sold	$38,064,638	$19,968,892
Redeemed	—	(2,571,987)
Net Increase (Decrease)	$38,064,638	$17,396,905
Shares:
Sold	1,500,000	800,001
Redeemed	—	(100,000)
Net Increase (Decrease)	1,500,000	700,001

(a)	Effective September 30, 2020, Principal International Multi-Factor Core Index ETF changed its name to Principal International Multi-Factor ETF.
(b)	Period from July 23, 2019, date operations commenced, through June 30, 2020.
See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Investment Grade Corporate
	Active ETF
	Period ended	Year ended
	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$3,305,945	$3,950,555
Net realized gain (loss) on investments and futures	3,048,336	5,659,953
Change in unrealized appreciation (depreciation) of investments and futures	5,949,571	872,812
Net Increase (Decrease) in Net Assets Resulting from Operations	12,303,852	10,483,320

Dividends to Shareholders
From net investment income and net realized gain on investments	(10,047,774)	(8,211,758)
Total Dividends	(10,047,774)	(8,211,758)

Capital Share Transactions
Net increase (decrease) in capital share transactions	219,418,413	(12,119,128)
Total Increase (Decrease) in Net Assets	221,674,491	(9,847,566)

Net Assets
Beginning of period	110,692,535	120,540,101
End of period	$332,367,026	$110,692,535

Capital Share Transactions
Dollars:
Sold	$219,418,413	$3,894,368
Redeemed	—	(16,013,496)
Net Increase (Decrease)	$219,418,413	$(12,119,128)
Shares:
Sold	8,000,000	150,000
Redeemed	—	(600,000)
Net Increase (Decrease)	8,000,000	(450,000)

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Millennials Index ETF
	Period ended	Year ended
	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$140,663	$192,829
Net realized gain (loss) on investments and foreign currency	3,669,823	(975,862)
Change in unrealized appreciation (depreciation) of investments and foreign currency	12,006,651	3,510,428
Net Increase (Decrease) in Net Assets Resulting from Operations	15,817,137	2,727,395

Dividends to Shareholders
From net investment income and net realized gain on investments	(453,660)	(175,301)
Total Dividends	(453,660)	(175,301)

Capital Share Transactions
Net increase (decrease) in capital share transactions	34,148,904	2,125,336
Total Increase (Decrease) in Net Assets	49,512,381	4,677,430

Net Assets
Beginning of period	25,708,380	21,030,950
End of period	$75,220,761	$25,708,380

Capital Share Transactions
Dollars:
Sold	$44,047,161	$2,125,336
Redeemed	(9,898,257)	—
Net Increase (Decrease)	$34,148,904	$2,125,336
Shares:
Sold	900,000	50,000
Redeemed	(200,000)	—
Net Increase (Decrease)	700,000	50,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Quality ETF (a)
	Period ended	Year ended
	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$147,964	$269,166
Net realized gain (loss) on investments	4,131	612,248
Change in unrealized appreciation (depreciation) of investment	3,957,575	(392,815)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,109,670	488,599

Dividends to Shareholders
From net investment income and net realized gain on investments	(208,123)	(260,900)
Total Dividends	(208,123)	(260,900)

Capital Share Transactions
Net increase (decrease) in capital share transactions	8,874,407	(3,062,580)
Total Increase (Decrease) in Net Assets	12,775,954	(2,834,881)

Net Assets
Beginning of period	17,951,209	20,786,090
End of period	$30,727,163	$17,951,209

Capital Share Transactions
Dollars:
Sold	$8,874,407	$25,326,160
Redeemed	—	(28,388,740)
Net Increase (Decrease)	$8,874,407	$(3,062,580)
Shares:
Sold	200,000	650,000
Redeemed	—	(750,000)
Net Increase (Decrease)	200,000	(100,000)

(a)	Effective September 30, 2020, Principal Price Setters Index ETF changed its name to Principal Quality ETF.

 See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Spectrum Preferred
	Securities Active ETF
	Period ended	Year ended
	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$3,157,519	$4,190,654
Net realized gain (loss) on investments	321,276	(138,163)
Change in unrealized appreciation (depreciation) of investment	11,583,264	225,581
Net Increase (Decrease) in Net Assets Resulting from Operations	15,062,059	4,278,072

Dividends to Shareholders
From net investment income and net realized gain on investments	(4,336,200)	(4,757,405)
Total Dividends	(4,336,200)	(4,757,405)

Capital Share Transactions
Net increase (decrease) in capital share transactions	95,354,717	72,724,847
Total Increase (Decrease) in Net Assets	106,080,576	72,245,514

Net Assets
Beginning of period	139,995,080	67,749,566
End of period	$246,075,656	$139,995,080

Capital Share Transactions
Dollars:
Sold	$95,354,717	$87,341,857
Redeemed	—	(14,617,010)
Net Increase (Decrease)	$95,354,717	$72,724,847
Shares:
Sold	4,700,000	4,500,000	(a)
Redeemed	—	(750,000	) (a)
Net Increase (Decrease)	4,700,000	3,750,000

(a)	Effective July 22, 2020, Principal Spectrum Preferred Securities Active ETF issued a 5 to 1 stock split. The stock split, has been retroactively reflected on the Statement of Changes in Net Assets and Financial Highlights.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Spectrum Tax-Advantaged
	Dividend Active ETF
	Period ended	Period ended
	December 31, 2020 June 30, 2020 (a)
Operations
Net investment income (loss)	$461,585	$33,207
Net realized gain (loss) on investments	46,341	62,208
Change in unrealized appreciation (depreciation) of investment	1,641,914	(147,840)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,149,840	(52,425)

Dividends to Shareholders
From net investment income and net realized gain on investments	(606,860)	—
Total Dividends	(606,860)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	1,000,132	20,000,020
Total Increase (Decrease) in Net Assets	2,543,112	19,947,595

Net Assets
Beginning of period	19,947,595	—
End of period	$22,490,707	$19,947,595

Capital Share Transactions
Dollars:
Sold	$1,000,132	$20,000,020
Redeemed	—	—
Net Increase (Decrease)	$1,000,132	$20,000,020
Shares:
Sold	50,000	1,000,001
Redeemed	—	—
Net Increase (Decrease)	50,000	1,000,001

(a)	Period from June 16, 2020, date operations commenced, through June 30, 2020.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Ultra-Short Active
	Income ETF
	Period ended	Year ended
	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$56,504	$273,078
Net realized gain (loss) on investments	6,238	13,894
Change in unrealized appreciation (depreciation) of investment	(13,273)	26,421
Net Increase (Decrease) in Net Assets Resulting from Operations	49,469	313,393

Dividends to Shareholders
From net investment income and net realized gain on investments	(136,186)	(346,501)
Total Dividends	(136,186)	(346,501)

Capital Share Transactions
Net increase (decrease) in capital share transactions	—	—
Total Increase (Decrease) in Net Assets	(86,717)	(33,108)

Net Assets
Beginning of period	12,509,478	12,542,586
End of period	$12,422,761	$12,509,478

Capital Share Transactions
Dollars:
Sold	$—	$—
Redeemed	—	—
Net Increase (Decrease)	$—	$—
Shares:
Sold	—	—
Redeemed	—	—
Net Increase (Decrease)	—	—

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Mega-Cap ETF (a)
	Period ended	Year ended
	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$13,139,926	$29,796,945
Net realized gain (loss) on investments	45,558,737	37,623,191
Change in unrealized appreciation (depreciation) of investment	244,044,203	3,750,721
Net Increase (Decrease) in Net Assets Resulting from Operations	302,742,866	71,170,857

Dividends to Shareholders
From net investment income and net realized gain on investments	(20,078,362)	(31,719,706)
Total Dividends	(20,078,362)	(31,719,706)

Capital Share Transactions
Net increase (decrease) in capital share transactions	7,694,713	(153,346,324)
Total Increase (Decrease) in Net Assets	290,359,217	(113,895,173)

Net Assets
Beginning of period	1,505,045,883	1,618,941,056
End of period	$1,795,405,100	$1,505,045,883

Capital Share Transactions
Dollars:
Sold	$125,388,273	$413,860,349
Redeemed	(117,693,560)	(567,206,673)
Net Increase (Decrease)	$7,694,713	$(153,346,324)
Shares:
Sold	3,700,000	13,900,000
Redeemed	(3,500,000)	(19,500,000)
Net Increase (Decrease)	200,000	(5,600,000)

(a)	Effective September 30, 2020, Principal U.S. Mega-Cap Multi-Factor Index ETF changed its name to Principal U.S. Mega-Cap ETF.

 See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Small-Cap Multi-Factor
	ETF (a)
	Period ended	Year ended
	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$6,178,575	$5,411,731
Net realized gain (loss) on investments	(18,929,625)	(11,982,621)
Change in unrealized appreciation (depreciation) of investment	198,864,220	(38,339,811)
Net Increase (Decrease) in Net Assets Resulting from Operations	186,113,170	(44,910,701)

Dividends to Shareholders
From net investment income and net realized gain on investments	(7,433,766)	(4,965,930)
Total Dividends	(7,433,766)	(4,965,930)

Capital Share Transactions
Net increase (decrease) in capital share transactions	353,064,238	22,981,970
Total Increase (Decrease) in Net Assets	531,743,642	(26,894,661)

Net Assets
Beginning of period	328,305,217	355,199,878
End of period	$860,048,859	$328,305,217

Capital Share Transactions
Dollars:
Sold	$353,064,238	$113,314,051
Redeemed	—	(90,332,081)
Net Increase (Decrease)	353,064,238	$22,981,970
Shares:
Sold	11,650,000	3,650,000
Redeemed	—	(2,950,000)
Net Increase (Decrease)	11,650,000	700,000

(a)	Effective September 30, 2020, Principal U.S. Small-Cap Multi-Factor Index ETF changed its name to Principal U.S. Small-Cap Multi-Factor ETF.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Value ETF (a)
	Period ended	Year ended
	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$337,050	$417,491
Net realized gain (loss) on investments	3,826,027	(430,875)
Change in unrealized appreciation (depreciation) of investment	1,263,739	1,221,147
Net Increase (Decrease) in Net Assets Resulting from Operations	5,426,816	1,207,763

Dividends to Shareholders
From net investment income and net realized gain on investments	(550,787)	(284,301)
Total Dividends	(550,787)	(284,301)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(19,815,479)	16,588,925
Total Increase (Decrease) in Net Assets	(14,939,450)	17,512,387

Net Assets
Beginning of period	31,906,967	14,394,580
End of period	$16,967,517	$31,906,967

Capital Share Transactions
Dollars:
Sold	$—	$24,375,394
Redeemed	(19,815,479)	(7,786,469)
Net Increase (Decrease)	$(19,815,479)	$16,588,925
Shares:
Sold	—	950,000
Redeemed	(650,000)	(250,000)
Net Increase (Decrease)	(650,000)	700,000

(a) Effective September 30, 2020, Principal Shareholder Yield Index ETF changed its name to Principal Value ETF.

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust currently consists of thirteen series, Principal Active Global Dividend Income ETF, Principal Active Income ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor ETF, Principal Investment Grade Corporate Active ETF, Principal Millennials Index ETF, Principal Quality ETF, Principal Spectrum Preferred Securities Active ETF, Principal Spectrum Tax-Advantaged Dividend Active ETF, Principal Ultra-Short Active Income ETF, Principal U.S. Mega-Cap ETF, Principal U.S. Small-Cap Multi-Factor ETF and Principal Value ETF (collectively, the “Funds” and individually, a “Fund”). The Funds are “diversified”, and as such, the Funds' investments are required to meet certain diversification requirements under the Investment Company Act of 1940. The shares of the Funds are referred to herein as “Shares”.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares with the exception of Principal International Multi-Factor ETF which is issued and redeemed in aggregations of 100,000 shares (each a “Creation Unit” or multiples thereof “Creation Unit Aggregations”), which is subject to change. The Trust issues and redeems Creation Unit Aggregations in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares trade on exchanges at market prices that may be below, at, or above NAV. Shares are listed on the respective exchanges as listed below:

Fund	Exchange
Principal Active Global Dividend Income ETF	Cboe BZX Exchange, Inc.
Principal Active Income ETF	NYSE Arca
Principal Healthcare Innovators Index ETF	The Nasdaq Stock Market LLC
Principal International Multi-Factor ETF	The Nasdaq Stock Market LLC
Principal Investment Grade Corporate Active ETF	NYSE Arca
Principal Millennials Index ETF	The Nasdaq Stock Market LLC
Principal Quality ETF	The Nasdaq Stock Market LLC
Principal Spectrum Preferred Securities Active ETF *	NYSE Arca
Principal Spectrum Tax-Advantaged Dividend Active ETF	NYSE Arca
Principal Ultra-Short Active Income ETF	NYSE Arca
Principal U.S. Mega-Cap ETF	The Nasdaq Stock Market LLC
Principal U.S. Small-Cap Multi-Factor ETF	The Nasdaq Stock Market LLC
Principal Value ETF	The Nasdaq Stock Market LLC

* Effective August 17, 2020, Principal Spectrum Preferred Securities Active ETF changed its primary listing exchange to NYSE Arca from Cboe BZX Exchange, Inc..

Principal Ultra-Short Active Income ETF initial investment and commencement of operations was April 24, 2019. Principal International Multi-Factor ETF initial investment and commencement of operations was July 23, 2019. Principal Spectrum Tax-Advantaged Dividend Active ETF initial investment and commencement of operations was June 16, 2020.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

1. Organization (continued)

Effective July 22, 2020, Principal Spectrum Preferred Securities Active ETF issued a 5 to 1 stock split. The stock split, has been retroactively reflected on the Statement of Changes in Net Assets and Financial Highlights.

Effective September 30, 2020, the following Funds changed their names as shown below:

Previous Name	New Name
Principal International Multi-Factor Core Index ETF	Principal International Multi-Factor ETF
Principal Price Setters Index ETF	Principal Quality ETF
Principal Shareholder Yield Index ETF	Principal Value ETF
Principal U.S. Mega-Cap Multi-Factor Index ETF	Principal U.S. Mega-Cap ETF
Principal U.S. Small-Cap Multi-Factor Index ETF	Principal U.S. Small-Cap Multi-Factor ETF

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value. The Funds invest in other publicly traded investment funds, which are valued at the respective fund's NAV.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security's fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are able to be issued or redeemed by APs.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and Principal Global Investors, LLC (“the Advisor”), or any sub-advisor, is authorized to make such determinations subject to such oversight by the Trust's Board of Trustees, as may occasionally be necessary.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

2. Significant Accounting Policies (continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in a Creation Unit or Creation Unit Aggregations. Except when aggregated into at least a Creation Unit, Shares are not redeemable.

The consideration for the purchase of a Creation Unit or Creation Unit Aggregations of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Unit Aggregations, APs are subject to standard creation and redemption transaction fees.

Expenses. For all Funds, a unitary investment management and advisory fee is charged. The Advisor covers all operating expenses through the investment management and advisory fee with the exception of 12b-1 fees, brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses, if applicable.

Dividends to Shareholders. Dividends to shareholders of the Funds are recorded on the ex-dividend date. Dividends to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures contracts, net operating losses, sales of passive foreign investment companies, partnership investments, foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, real estate investment trust’s (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of Shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code (“IRC”). Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds each intend to qualify as a “regulated investment company” under the IRC and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended December 31, 2020, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.

Foreign Taxes. Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the Statements of Operations.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

2. Significant Accounting Policies (continued)

Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.

3. Operating Policies

Contingent Convertible Securities ("CoCos"). As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities. CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain "triggers". Although a contingent convertible security's equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution's continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution's discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer's liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer's applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer's decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Cross Trades. The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. There were no Funds with cross trades during the period.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the Statements of Assets and Liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. As of December 31, 2020, deposits with counterparty for Principal Investment Grade Corporate Active ETF were $174,000.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

3. Operating Policies (continued)

Futures Contracts. The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a Fund agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the Statements of Assets and Liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Principal Investment Grade Corporate Active ETF. The notional values of the futures contracts will vary in accordance with changing duration of this Fund.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnifications. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management's experience, the risk of loss would be remote.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the Statements of Operations. As of December 31, 2020, the Funds had securities on loan as follows:

Fund	Market Value	Collateral Value
Principal Active Income ETF	$4,888,831	$4,993,548
Principal Healthcare Innovators Index ETF	8,910,058	9,386,341
Principal International Multi-Factor ETF	202,523	214,164

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

3. Operating Policies (continued)

Fund	Market Value	Collateral Value
Principal Millennials Index ETF	$993,341	$1,064,005
Principal Spectrum Preferred Securities Active ETF	896,855	916,680
Principal U.S. Small-Cap Multi-Factor ETF	16,703,023	17,992,026
Principal Value ETF	84,752	88,841

Underlying Funds. Series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc., affiliates of the Advisor, may invest in certain of the Funds (the “underlying funds”).

An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.

The Advisor is the advisor to Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and the underlying funds. The Advisor is committed to minimizing the potential impact of underlying fund risk to the underlying funds to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of December 31, 2020, Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in aggregate, of the outstanding Shares of the underlying funds listed below:

Total Percentage of
Fund	Outstanding Shares Owned
Principal Active Global Dividend Income ETF	90.00%
Principal Active Income ETF	85.79
Principal Investment Grade Corporate Active ETF	96.30
Principal U.S. Mega-Cap ETF	88.67
Principal U.S. Small-Cap Multi-Factor ETF	96.83

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ Shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

3. Operating Policies (continued)

Derivatives. The following tables provide information about where on the Statements of Assets and Liabilities and Statements of Operations information about derivatives can be found:

	Asset Derivatives			Liability Derivatives
	December 31, 2020			December 31, 2020
Derivatives not accounted
for as	Statement of Assets and			Statement of Assets and
hedging instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Receivables, Total			Payables, Total
	distributable earnings			distributable earnings
		$34,589	*		$—
	(accumulated loss)			(accumulated loss)

* Includes cumulative unrealized appreciation (depreciation) of futures contracts as shown in the Schedule of Investments. Only the portion of the unrealized appreciation (depreciation) not yet cash settled is shown in the Statements of Assets and Liabilities as variation margin.

Derivatives		Net Realized Gain or	Net Change in Unrealized
not accounted	Location of Gain or (Loss) on	(Loss) on Derivatives	Appreciation (Depreciation)
for as hedging	Derivatives Recognized in	Recognized in	of Derivatives Recognized in
instruments	Statement of Operations	Statement of Operations	Statement of Operations
Principal Investment Grade Corporate Active ETF
Interest rate	Net realized gain (loss) from Futures
contracts	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures $	(59,947)	$119,537
contracts

The following table includes a summary of the monthly average outstanding notional by derivative instrument type for the period ended December 31, 2020:

Contract Type	Derivative Type	Average Notional
Principal Investment Grade Corporate Active ETF
Interest rate contracts	Futures — Long	$659,538
	Futures — Short	4,274,108

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

4. Fair Valuation (continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, OTC derivatives, mortgage-backed securities and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds' assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage-backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted indicative prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

4. Fair Valuation (continued)

The following is a summary of the inputs used as of December 31, 2020 in valuing the Funds' securities carried at fair value:

				Level 2 — Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Active Global Dividend Income ETF
Common Stocks*		$153,540,701	$	— $			— $	153,540,701
Investment Companies		5,062,444		—			—	5,062,444
Total investments in securities		$158,603,145	$	— $			— $	158,603,145

Principal Active Income ETF
Common Stocks*		$49,265,570	$	— $			— $	49,265,570
Preferred Stocks*		19,848,950		—			—	19,848,950
Bonds*		—		159,170,118			—	159,170,118
Investment Companies		7,267,310		—			—	7,267,310
Total investments in securities		$76,381,830		$159,170,118	$		— $	235,551,948

Principal Healthcare Innovators Index ETF
Common Stocks*		$155,042,970	$	— $			— $	155,042,970
Investment Companies		9,715,608		—			—	9,715,608
Total investments in securities		$164,758,578	$	— $			— $	164,758,578

Principal International Multi-Factor ETF
Common Stocks*		$61,917,097	$	— $			— $	61,917,097
Preferred Stocks*		677,708		—			—	677,708
Investment Companies		504,668		—			—	504,668
Total investments in securities		$63,099,473	$	— $			— $	63,099,473

Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		325,756,905	$		— $	325,756,905
Investment Companies		4,704,181		—			—	4,704,181
Total investments in securities		$4,704,181		$325,756,905	$		— $	330,461,086
Assets
Interest rate contracts
Futures		$34,589	$	— $			— $	34,589

Principal Millennials Index ETF
Common Stocks*		$75,152,681	$	— $			— $	75,152,681
Investment Companies		1,234,972		—			—	1,234,972
Total investments in securities		$76,387,653	$	— $			— $	76,387,653

Principal Quality ETF
Common Stocks*		$30,664,975	$	— $			— $	30,664,975
Investment Companies		99,959		—			—	99,959
Total investments in securities		$30,764,934	$	— $			— $	30,764,934

Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		227,310,525	$		— $	227,310,525
U.S. Government & Government
Agency Obligations		—		4,994,141			—	4,994,141
Investment Companies		12,030,002		—			—	12,030,002
Total investments in securities		$12,030,002		$232,304,666	$		— $	244,334,668

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

4. Fair Valuation (continued)

			Level 2 — Other		Level 3 —
	Level 1 —		Significant		Significant
	Quoted		Observable		Unobservable
Fund	Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks*	$3,822,666	$	— $			— $	3,822,666
Bonds*	—		18,471,272			—	18,471,272
Investment Companies	90,373		—			—	90,373
Total investments in securities	$3,913,039		$18,471,272	$		— $	22,384,311

Principal Ultra-Short Active Income ETF
Bonds*	$ — $		12,117,187	$		— $	12,117,187
Investment Companies	278,243		—			—	278,243
Total investments in securities	$278,243		$12,117,187	$		— $	12,395,430

Principal U.S. Mega-Cap ETF
Common Stocks*	$1,792,852,550	$	— $			— $	1,792,852,550
Investment Companies	5,674,525		—			—	5,674,525
Total investments in securities	$1,798,527,075	$	— $			— $	1,798,527,075

Principal U.S. Small-Cap Multi-Factor ETF
Common Stocks*	$857,861,360	$	— $			— $	857,861,360
Investment Companies	21,314,520		—			—	21,314,520
Total investments in securities	$879,175,880	$	— $			— $	879,175,880

Principal Value ETF
Common Stocks*	$16,888,654	$	— $			— $	16,888,654
Investment Companies	147,651		—			—	147,651
Total investments in securities	$17,036,305	$	— $			— $	17,036,305

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
5.	Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Advisor computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, which is also an affiliate of the Advisor. The management fee schedule for the Funds is as follows:

	First	Next	Next	Over
Fund	$500 Million	$500 Million	$500 Million	$1.5 Billion
Principal Healthcare Innovators Index ETF	0.42%	0.40%	0.38%	0.37%
Principal Millennials Index ETF	0.45	0.43	0.41	0.40

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

Fund	All Assets
Principal Active Global Dividend Income ETF	0.58%
Principal Active Income ETF	0.49
Principal International Multi-Factor ETF	0.25
Principal Investment Grade Corporate Active ETF	0.26
Principal Quality ETF	0.15
Principal Spectrum Preferred Securities Active ETF	0.55
Principal Spectrum Tax-Advantaged Dividend Active ETF	0.60
Principal Ultra-Short Active Income ETF	0.18
Principal U.S. Mega-Cap ETF	0.15
Principal U.S. Small-Cap Multi-Factor ETF	0.38
Principal Value ETF	0.15

The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.

The limit is expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expenses borne by the Advisor are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limit. Any amount outstanding at the end of the period are shown as an expense reimbursement from Advisor or expense reimbursement to Advisor on the Statements of Assets and Liabilities. The expense limit for Principal U.S. Mega-Cap ETF is 0.12% through October 31, 2021.

Affiliated Ownership. At December 31, 2020, Principal Financial Services, Inc., Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. (each an affiliate of the Advisor) owned Shares as follows:

Fund	Shares
Principal Active Global Dividend Income ETF	4,500,000
Principal Active Income ETF	4,997,100
Principal International Multi-Factor ETF	581,897
Principal Investment Grade Corporate Active ETF	11,700,00
Principal Spectrum Tax-Advantaged Dividend Active ETF	995,521
Principal Ultra-Short Active Income ETF	399,681
Principal U.S. Mega-Cap ETF	44,600,000
Principal U.S. Small-Cap Multi-Factor ETF	22,900,000

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

6. Investment Transactions

For the period ended December 31, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:

Non-U.S. Government	U.S. Government

Fund	Purchases	Sales	Purchases	Sales
Principal Active Global Dividend Income
ETF	$45,419,785	$77,601,069	$—	$—
Principal Active Income ETF	28,137,134	90,443,141	—	—
Principal Healthcare Innovators Index
ETF	33,362,675	34,126,308	—	—
Principal International Multi-Factor ETF	18,709,055	17,793,348	—	—
Principal Investment Grade Corporate
Active ETF	293,461,598	84,119,396	—	—
Principal Millennials Index ETF	1,330,993	1,043,546	—	—
Principal Quality ETF	16,300	79,676	—	—
Principal Spectrum Preferred Securities
Active ETF	58,276,674	4,393,440	11,700,625	6,925,416
Principal Spectrum Tax-Advantaged
Dividend Active ETF	1,332,267	1,228,676	200,000	214,500
Principal Ultra-Short Active Income ETF	5,104,912	3,038,094	203,406	306,078
Principal U.S. Mega-Cap ETF	429,601,798	434,707,466	—	—
Principal U.S. Small-Cap Multi-Factor
ETF	258,412,045	260,782,868	—	—
Principal Value ETF	344,358	456,885	—	—

For the period ended December 31, 2020, in-kind transactions were as follows:

Fund		Purchases		Sales
Principal Active Global Dividend Income ETF			$1,479,459	$605,612,474
Principal Healthcare Innovators Index ETF			40,280,548	11,398,430
Principal International Multi-Factor ETF			36,958,718	—
Principal Millennials Index ETF			43,270,323	9,725,605
Principal Quality ETF			8,874,947	—
Principal Spectrum Preferred Securities Active ETF			25,363,118	—
Principal Spectrum Tax-Advantaged Dividend Active ETF			954,222	—
Principal U.S. Mega-Cap ETF			125,456,851	117,528,225
Principal U.S. Small-Cap Multi-Factor ETF			353,040,868	—
Principal Value ETF			—	19,824,942

Unsettled in-kind purchases and sales at the end of the period are included in investments securities purchased and investments securities sold, respectively, on the Statements of Assets and Liabilities.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid to shareholders for the periods ended June 30, 2020, and December 31, 2020 was as follows:

	Ordinary Income		Long-Term Capital Gain*
	Period ended	Period ended	Period ended	Period ended
Fund	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020
Principal Active Global Dividend
Income ETF	$9,899,426	$21,484,757	$—	$—
Principal Active Income ETF	6,195,743	13,270,230	—	—
Principal Healthcare Innovators
Index ETF	527,787	—	—	—
Principal International Multi-
Factor ETF	516,765	286,121	—	—
Principal Investment Grade
Corporate Active ETF	6,274,032	7,184,698	3,773,742	1,027,060
Principal Millennials Index ETF	453,660	175,301	—	—
Principal Quality ETF	208,123	260,900	—	—
Principal Spectrum Preferred
Securities Active ETF	4,336,200	4,757,405	—	—
Principal Spectrum Tax-
Advantaged Dividend Active ETF	606,860	—	—	—
Principal Ultra-Short Active
Income ETF	136,186	346,501	—	—
Principal U.S. Mega-Cap ETF	20,078,362	31,719,706	—	—
Principal U.S. Small-Cap Multi-
Factor ETF	7,433,766	4,965,930	—	—
Principal Value ETF	550,787	284,301	—	—

* The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of June 30, 2020, the components of distributable earnings on a federal income tax basis were:

				Late Year
				Ordinary and
	Undistributed	Undistributed	Unrealized	Post Oct
	Ordinary	Long-Term	Appreciation/	Capital Loss	Capital Loss
Fund	Income	Capital Gains	(Depreciation)	Deferrals	Carryforward
Principal Active Global
Dividend Income ETF	$6,444,257	$—	$68,313,182	$—	$(71,445,112)
Principal Active Income ETF	1,081,908	—	(17,582,436)	—	(6,972,049)
Principal Healthcare
Innovators Index ETF	—	—	14,152,967	(73,221)	(4,341,444)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

7. Federal Tax Information (continued)

				Late Year
				Ordinary and
	Undistributed Undistributed		Unrealized	Post Oct
	Ordinary	Long-Term	Appreciation/ Capital Loss	Capital Loss
Fund	Income	Capital Gains (Depreciation)		Deferrals	Carryforward
Principal International Multi-
Factor ETF	$107,572	$—	$(615,174)	$(434,972	) $	—
Principal Investment Grade
Corporate Active ETF	1,962,336	1,913,776	7,749,354	—		—
Principal Millennials Index
ETF	151,077	—	3,711,326	—		(1,446,116)
Principal Quality ETF	59,666	—	455,757	—		(1,354,691)
Principal Spectrum Preferred
Securities Active ETF	604,872	—	(775,864)	—		(1,622,943)
Principal Spectrum Tax-
Advantaged Dividend Active
ETF	48,638	—	(165,171)	—		(5,892)
Principal Ultra-Short Active
Income ETF	23,530	—	4,406	—		(22,359)
Principal U.S. Mega-Cap ETF	6,941,485	—	105,434,052	—		(80,471,010)
Principal U.S. Small-Cap
Multi-Factor ETF	1,513,125	—	(40,922,534)	—		(63,604,833)
Principal Value ETF	213,753	—	989,042	—		(1,971,578)

Capital Loss Carryforwards. As of June 30, 2020, the following Funds had net realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

	No Expiration No Expiration			Annual
Fund	Short-Term	Long-Term	Total	Limitations*
Principal Active Global Dividend Income ETF	$10,018,097	$61,427,015	$71,445,112	$—
Principal Active Income ETF	1,309,661	5,662,388	6,972,049	—
Principal Healthcare Innovators Index ETF	1,409,906	2,931,538	4,341,444	—
Principal International Multi-Factor ETF	—	—	—	—
Principal Investment Grade Corporate Active ETF	—	—	—	—
Principal Millennials Index ETF	938,931	507,185	1,446,116	—
Principal Quality ETF	1,068,758	285,933	1,354,691	294,429
Principal Spectrum Preferred Securities Active ETF	618,548	1,004,395	1,622,943	—
Principal Spectrum Tax-Advantaged Dividend Active ETF	5,892	—	5,892	—
Principal Ultra-Short Active Income ETF	22,271	88	22,359	—
Principal U.S. Mega-Cap ETF	61,853,968	18,617,042	80,471,010	—
Principal U.S. Small-Cap Multi-Factor ETF	52,479,933	11,124,900	63,604,833	—
Principal Value ETF	804,006	1,167,572	1,971,578	230,798

* In accordance with IRC Sections 381-384, a portion of certain Funds’ losses have been subjected to an annual limitation.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

7. Federal Tax Information (continued)

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.

For the taxable year ended June 30, 2020, the Funds had late-year capital and ordinary losses as follows:

Fund	Late Year Ordinary Loss	Post October Loss Capital Loss
Principal Healthcare Innovators Index ETF	$(73,221)	$—
Principal International Multi-Factor ETF	—	(434,972)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income and net realized gains on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended June 30, 2020, the Funds recorded reclassifications as follows:

		Total
		Distributable Earnings
Fund		(Accumulated Loss) Paid In Capital
Principal Active Global Dividend Income ETF	$	— $	—
Principal Active Income ETF		(297,922)	297,922
Principal Healthcare Innovators Index ETF		(7,613,224)	7,613,224
Principal International Multi-Factor ETF		(206,359)	206,359
Principal Investment Grade Corporate Active ETF		(357,784)	357,784
Principal Millennials Index ETF		—	—
Principal Quality ETF		(1,632,456)	1,632,456
Principal Spectrum Preferred Securities Active ETF		(256,739)	256,739
Principal Spectrum Tax-Advantaged Dividend Active ETF		(70,000)	70,000
Principal Ultra-Short Active Income ETF		—	—
Principal U.S. Mega-Cap ETF		(76,422,483)	76,422,483
Principal U.S. Small-Cap Multi-Factor ETF		(17,901,905)	17,901,905
Principal Value ETF		(610,963)	610,963

Federal Income Tax Basis. As of December 31, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:

				Cost for
			Net Unrealized	Federal
	Unrealized	Unrealized	Appreciation	Income Tax
Fund	Appreciation	Depreciation	(Depreciation)	Purposes
Principal Active Global Dividend
Income ETF	$38,475,280	$(8,281,517)	$30,193,763	$128,409,382
Principal Active Income ETF	24,343,895	(7,127,655)	17,216,240	213,342,160
Principal Healthcare Innovators
Index ETF	43,064,603	(7,943,042)	35,121,561	120,250,676
Principal International Multi-Factor
ETF	7,024,273	(583,946)	6,440,327	56,444,982

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

7. Federal Tax Information (continued)

					Cost for
				Net Unrealized	Federal
	Unrealized	Unrealized		Appreciation	Income Tax
Fund	Appreciation	Depreciation		(Depreciation)	Purposes
Principal Investment Grade
Corporate Active ETF	$14,083,733	$(342,140	) $	13,741,593	$316,719,493
Principal Millennials Index ETF	16,608,097	(732,517)		15,875,580	59,448,068
Principal Quality ETF	4,835,181	(135,721)		4,699,460	26,065,474
Principal Spectrum Preferred
Securities Active ETF	12,353,289	(312,962)		12,040,327	231,377,661
Principal Spectrum Tax-
Advantaged Dividend Active ETF	1,503,392	(9,318)		1,494,074	20,890,237
Principal Ultra-Short Active Income
ETF	77,269	(46,251)		31,018	12,364,412
Principal U.S. Mega-Cap ETF	357,753,654	(7,784,441)		349,969,213	1,448,557,862
Principal U.S. Small-Cap Multi-
Factor ETF	175,997,505	(17,864,017)		158,133,488	703,050,366
Principal Value ETF	2,761,622	(504,399)		2,257,223	14,690,241

8. Other Matters

As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restrictions on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Funds’ performance and financial results.

9. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. The Board of Trustees approved a Plan of Liquidation and Termination (the “Plan”) for Principal Active Global Dividend Income ETF. Pursuant to the Plan, the Fund will liquidate on January 22, 2021. There were no additional items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Principal Active Global Dividend Income ETF
December 31, 2020 (unaudited)

COMMON STOCKS — 97.24%	Shares Held	Value
Apparel — 4.82%
LVMH Moet Hennessy Louis Vuitton SE	5,392	$3,365,368
NIKE Inc, Class B	30,000	4,244,100
		$7,609,468

Auto Manufacturers — 2.57%
Ferrari NV	5,700	1,308,264
PACCAR Inc	31,801	2,743,790
		$4,052,054

Auto Parts & Equipment — 2.96%
Bridgestone Corp	60,000	1,966,394
Magna International Inc	38,134	2,699,548
		$4,665,942

Banks — 4.87%
First Republic Bank	26,407	3,879,980
JPMorgan Chase & Co	30,000	3,812,100
		$7,692,080

Beverages — 4.73%
Ambev SA ADR	720,121	2,203,570
Coca-Cola Co/The	49,987	2,741,287
Diageo PLC	64,298	2,530,556
		$7,475,413

Biotechnology — 1.55%
CSL Ltd	11,226	2,450,834
Chemicals — 2.73%
Givaudan SA	382	1,609,466
Kansai Paint Co Ltd	88,000	2,705,922
		$4,315,388

Commercial Services — 2.87%
Experian PLC	55,188	2,095,792
Ritchie Bros Auctioneers Inc	35,102	2,441,344
		$4,537,136

Computers — 3.82%
Apple Inc	45,492	6,036,333
Construction Materials — 1.13%
James Hardie Industries PLC (a)	60,605	1,791,084
Diversified Financial Services — 7.42%
BlackRock Inc	5,501	3,969,192
Deutsche Boerse AG	15,500	2,636,779
Discover Financial Services	27,500	2,489,575
Visa Inc, Class A	12,000	2,624,760
		$11,720,306

Electric — 1.86%
NextEra Energy Inc	38,000	2,931,700
Electrical Components & Equipment — 1.04%
Energizer Holdings Inc	38,763	1,635,023
Electronics — 2.76%
nVent Electric PLC	75,813	1,765,685
TE Connectivity Ltd	21,390	2,589,687
		$4,355,372

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Healthcare — Products — 4.52%
Coloplast A/S, Class B	21,155	$3,227,905
Medtronic PLC	33,380	3,910,133
		$7,138,038

Household Products/Wares — 1.03%
Avery Dennison Corp	10,500	1,628,655
Insurance — 3.90%
Chubb Ltd	17,500	2,693,600
Fidelity National Financial Inc	43,698	1,708,155
Swiss Re AG	18,609	1,751,806
		$6,153,561

Machinery — Diversified — 1.04%
Kone OYJ, Class B	20,199	1,639,974
Media — 1.00%
Comcast Corp, Class A	30,000	1,572,000
Oil & Gas — 4.62%
Chevron Corp	25,309	2,137,345
Marathon Petroleum Corp	41,773	1,727,731
Neste OYJ	50,000	1,826,000
Royal Dutch Shell PLC, Class B	93,018	1,601,985
		$7,293,061

Pharmaceuticals — 4.68%
Novo Nordisk A/S, Class B	29,618	2,074,145
Pfizer Inc	68,382	2,517,141
Roche Holding AG	8,000	2,792,274
		$7,383,560

REITs — 1.91%
Keppel DC REIT	501,200	1,065,657
Terreno Realty Corp	33,380	1,953,064
		$3,018,721

Retail — 3.25%
Starbucks Corp	27,359	2,926,866
Target Corp	12,500	2,206,625
		$5,133,491

Semiconductors — 7.50%
Lam Research Corp	6,289	2,970,106
Microchip Technology Inc	13,175	1,819,599
Taiwan Semiconductor Manufacturing Co Ltd ADR	64,740	7,059,250
		$11,848,955

Software — 6.95%
Broadridge Financial Solutions Inc	12,534	1,920,209
Microsoft Corp	25,917	5,764,459
SAP SE	25,104	3,288,255
		$10,972,923

Telecommunications — 5.45%
BCE Inc	69,988	2,992,731
Telenor ASA	140,000	2,382,249
Verizon Communications Inc	55,000	3,231,250
		$8,606,230

Toys, Games & Hobbies — 3.24%
Hasbro Inc	27,500	2,572,350

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Toys, Games & Hobbies (continued)
Nintendo Co Ltd		4,000	$2,550,191
			$5,122,541

Transportation — 3.02%
Expeditors International of Washington Inc		17,119	1,628,188
Union Pacific Corp		15,045	3,132,670
			$4,760,858
TOTAL COMMON STOCKS			$153,540,701
INVESTMENT COMPANIES — 3.20%		Shares Held	Value

Money Market Fund — 3.20%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)		5,062,444	$5,062,444
TOTAL INVESTMENT COMPANIES			$5,062,444
Total Investments			$158,603,145
Other Assets and Liabilities — (0.44)%			(700,273)
Total Net Assets — 100.00%			$157,902,872

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Location	Percent
United States	52.94%
Switzerland	7.24%
Canada	5.15%
Ireland	4.94%
Japan	4.57%
Taiwan	4.47%
Germany	3.75%
Denmark	3.36%
United Kingdom	2.72%
Finland	2.20%
France	2.13%
Australia	1.55%
Norway	1.51%
Brazil	1.40%
Netherlands	1.01%
Italy	0.83%
Singapore	0.67%
Other Assets and Liabilities	(0.44)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
December 31, 2020 (unaudited)

	June 30, 2020		Purchases	Sales	December 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$—		$14,742,325	$14,742,325	$—
	$—		$14,742,325	$14,742,325	$—

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
December 31, 2020 (unaudited)

COMMON STOCKS — 21.25%	Shares Held	Value
Advertising — 0.51%
Interpublic Group of Cos Inc/The	50,717	$1,192,864
Apparel — 0.31%
VF Corp	8,479	724,191
Auto Manufacturers — 0.46%
PACCAR Inc	12,247	1,056,671
Auto Parts & Equipment — 0.32%
Magna International Inc	10,369	734,125
Banks — 1.78%
Bank of Hawaii Corp	843	64,591
Columbia Banking System Inc	5,275	189,373
Cullen / Frost Bankers Inc	3,849	335,748
East West Bancorp Inc	23,419	1,187,577
JPMorgan Chase & Co	14,575	1,852,045
PacWest Bancorp	6,629	168,377
US Bancorp	3,604	167,910
Washington Trust Bancorp Inc	3,459	154,963
		$4,120,584

Chemicals — 0.44%
Air Products & Chemicals Inc	3,758	1,026,761
Computers — 0.68%
Apple Inc	11,848	1,572,111
Diversified Financial Services — 1.09%
BlackRock Inc	1,851	1,335,570
KKR & Co Inc, Class A	29,740	1,204,173
		$2,539,743

Electric — 1.41%
ALLETE Inc	14,108	873,850
Eversource Energy	7,812	675,816
WEC Energy Group Inc	7,464	686,912
Xcel Energy Inc	15,402	1,026,851
		$3,263,429

Electronics — 0.47%
Honeywell International Inc	5,097	1,084,132
Food — 0.62%
Hormel Foods Corp	15,130	705,209
Tyson Foods Inc, Class A	11,289	727,463
		$1,432,672

Hand/Machine Tools — 0.52%
Lincoln Electric Holdings Inc	6,497	755,276
Snap-on Inc	2,618	448,045
		$1,203,321

Healthcare — Products — 1.53%
Abbott Laboratories	10,895	1,192,893
Medtronic PLC	12,169	1,425,477
Teleflex Inc	2,280	938,380
		$3,556,750

Home Builders — 0.24%
LCI Industries	4,291	556,457
Insurance — 0.75%
Chubb Ltd	6,054	931,832

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Insurance (continued)
Fidelity National Financial Inc	20,926	$817,997
		$1,749,829

Leisure Time — 0.29%
Acushnet Holdings Corp	16,381	664,086
Machinery — Diversified — 1.07%
Deere & Co	5,358	1,441,570
Nordson Corp	5,143	1,033,486
		$2,475,056

Media — 0.64%
Comcast Corp, Class A	28,211	1,478,256
Oil & Gas — 1.17%
Chevron Corp	4,195	354,268
EOG Resources Inc	9,595	478,503
Exxon Mobil Corp	3,325	137,056
HollyFrontier Corp	11,293	291,924
Marathon Petroleum Corp	12,089	500,001
Whiting Petroleum Corp (a)	38,475	961,875
		$2,723,627

Packaging & Containers — 0.57%
Packaging Corp of America	9,563	1,318,833
Pharmaceuticals — 0.99%
Johnson & Johnson	3,674	578,214
Merck & Co Inc	13,049	1,067,408
Pfizer Inc	17,889	658,494
		$2,304,116

REITs — 1.63%
Alexandria Real Estate Equities Inc	5,599	997,854
Digital Realty Trust Inc	8,881	1,238,988
Medical Properties Trust Inc	70,998	1,547,047
		$3,783,889

Retail — 1.71%
Costco Wholesale Corp	3,241	1,221,144
Home Depot Inc/The	3,883	1,031,402
Starbucks Corp	10,425	1,115,267
Tractor Supply Co	4,298	604,213
		$3,972,026

Semiconductors — 0.87%
Applied Materials Inc	8,055	695,147
Microchip Technology Inc	9,513	1,313,840
		$2,008,987

Software — 0.55%
Broadridge Financial Solutions Inc	3,922	600,851
SAP SE	5,103	665,380
		$1,266,231

Telecommunications — 0.35%
BCE Inc	19,089	817,009
Toys, Games & Hobbies — 0.28%
Hasbro Inc	6,840	639,814
TOTAL COMMON STOCKS		$49,265,570

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
December 31, 2020 (unaudited)

PREFERRED STOCKS — 8.56%	Shares Held	Value

Banks — 3.79%
Bank of America Corp; Series EE
6.00%, 04/25/2021 (b),(c)	10,000	$253,400
Bank of America Corp; Series KK
5.38%, 06/25/2024 (b)	30,000	819,300
Bank of America Corp; Series NN
4.38%, 11/03/2025 (b)	20,000	531,000
Goldman Sachs Group Inc/The; Series N
6.30%, 05/10/2021 (b),(c)	40,000	1,060,800
JPMorgan Chase & Co; Series BB
6.15%, 03/01/2021 (b),(c)	25,000	648,000
KeyCorp; Series F
5.65%, 12/15/2023 (b)	40,000	1,111,200
Morgan Stanley; Series E
(3-month USD LIBOR + 4.32%),
7.13%, 10/15/2023 (b),(c),(d)	30,000	882,300
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (b),(c),(d)	10,000	287,000
Truist Financial Corp; Series O
5.25%, 06/01/2025 (b)	40,000	1,112,800
US Bancorp; Series L
3.75%, 01/15/2026 (b),(c)	40,000	1,009,200
Wells Fargo & Co; Series Z
4.75%, 03/15/2025 (b)	20,000	528,400
Wells Fargo & Co; Series Y
5.63%, 06/15/2022 (b),(c)	20,000	534,800
		$8,778,200

Electric — 1.38%
Alabama Power Co; Series A
5.00%, 10/01/2022 (b)	40,000	1,118,000
Duke Energy Corp; Series A
5.75%, 06/15/2024 (b)	35,000	997,850
Entergy Louisiana LLC
4.88%, 09/01/2066	20,000	537,600
Entergy Mississippi LLC
4.90%, 10/01/2066 (c)	20,000	538,400
		$3,191,850

Gas — 0.49%
NiSource Inc
(5-year Treasury Constant Maturity Rate + 3.63%),
6.50%, 03/15/2024 (b),(c)	40,000	1,139,600

Insurance — 0.95%
Allstate Corp/The; Series H
5.10%, 10/15/2024 (b)	40,000	1,118,000
MetLife Inc; Series F
4.75%, 03/15/2025 (b)	40,000	1,088,000
		$2,206,000

REITs — 1.95%
Kimco Realty Corp; Series L
5.13%, 08/16/2022 (b)	40,000	1,050,800
PS Business Parks Inc; Series W
5.20%, 10/20/2021 (b)	20,000	524,800
PS Business Parks Inc; Series Y
5.20%, 12/07/2022 (b)	20,000	522,000
Public Storage; Series E
4.90%, 10/14/2021 (b)	10,000	261,600
Public Storage; Series H
5.60%, 03/11/2024 (b),(c)	30,000	863,700

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
December 31, 2020 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value

REITs (continued)
Public Storage; Series O
3.90%, 11/17/2025 (b)	10,000	$256,000
Vornado Realty Trust; Series M
5.25%, 12/13/2022 (b)	40,000	1,054,400
		$4,533,300
TOTAL PREFERRED STOCKS		$19,848,950
	Principal
BONDS — 68.65%	Amount	Value

Apparel — 1.74%
Under Armour Inc
3.25%, 06/15/2026 (c)	$4,000,000	$4,025,000

Auto Parts & Equipment — 1.60%
Titan International Inc
6.50%, 11/30/2023	4,000,000	3,700,000

Banks — 5.38%
Citigroup Inc
(5-year Treasury Constant Maturity Rate + 3.60%),
4.00%, 12/10/2025 (b),(d)	4,000,000	4,105,000
Goldman Sachs Group Inc/The
(5-year Treasury Constant Maturity Rate + 3.22%),
4.95%, 02/10/2025 (b),(d)	4,000,000	4,231,680
JPMorgan Chase & Co
(3-month USD LIBOR + 3.25%),
5.15%, 05/01/2023 (b),(d)	4,000,000	4,130,080
		$12,466,760

Chemicals — 5.57%
HB Fuller Co
4.25%, 10/15/2028	4,500,000	4,612,500
Kraton Polymers LLC / Kraton Polymers Capital Corp
4.25%, 12/15/2025 (e)	4,000,000	4,080,400
7.00%, 04/15/2025 (e)	4,000,000	4,212,000
		$12,904,900

Diversified Financial Services — 1.73%
Jefferies Group LLC
6.25%, 01/15/2036	3,000,000	4,000,997

Electric — 5.46%
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (d)	3,000,000	3,506,250
GenOn Energy Inc
0.00%, 10/15/2049 (a),(f),(g),(h)	3,100,000	—
PPL Capital Funding Inc
(3-month USD LIBOR + 2.67%),
2.91%, 03/30/2067 (d)	5,000,000	4,312,405
Talen Energy Supply LLC
4.60%, 12/15/2021	5,000,000	4,834,625
		$12,653,280

Environmental Control — 2.66%
Covanta Holding Corp
5.88%, 07/01/2025	2,000,000	2,080,000
Waste Pro USA Inc
5.50%, 02/15/2026 (e)	4,000,000	4,090,000
		$6,170,000

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Food — 1.81%
Post Holdings Inc
4.63%, 04/15/2030 (e)	$4,000,000	$4,207,840

Healthcare — Products — 1.83%
Hologic Inc
4.63%, 02/01/2028 (e)	4,000,000	4,245,000

Healthcare — Services — 5.70%
Encompass Health Corp
4.75%, 02/01/2030	2,000,000	2,142,500
5.75%, 09/15/2025	2,000,000	2,067,500
HCA Inc
5.63%, 09/01/2028	4,000,000	4,720,000
MEDNAX Inc
6.25%, 01/15/2027 (e)	4,000,000	4,289,840
		$13,219,840

Home Builders — 1.77%
PulteGroup Inc
6.38%, 05/15/2033	3,000,000	4,110,300

Insurance — 1.31%
MetLife Inc
9.25%, 04/08/2068 (e)	2,000,000	3,049,277

Iron & Steel — 0.94%
Allegheny Technologies Inc
7.88%, 08/15/2023	2,000,000	2,188,680

Lodging — 1.79%
Boyd Gaming Corp
4.75%, 12/01/2027	3,000,000	3,116,250
6.00%, 08/15/2026	1,000,000	1,037,500
		$4,153,750

Media — 7.87%
Cable One Inc
4.00%, 11/15/2030 (e)	4,750,000	4,934,062
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027 (e)	1,000,000	1,061,190
5.38%, 06/01/2029 (e)	2,000,000	2,192,500
CSC Holdings LLC
6.75%, 11/15/2021	3,000,000	3,135,000
DISH DBS Corp
5.88%, 11/15/2024	2,000,000	2,097,070
Sirius XM Radio Inc
4.13%, 07/01/2030 (e)	1,500,000	1,596,563
5.00%, 08/01/2027 (e)	1,000,000	1,062,510
ViacomCBS Inc
(3-month USD LIBOR + 3.90%),
5.88%, 02/28/2057 (d)	1,000,000	1,037,500
(3-month USD LIBOR + 3.90%),
6.25%, 02/28/2057 (d)	1,000,000	1,122,650
		$18,239,045

Mining — 0.46%
Hudbay Minerals Inc
6.13%, 04/01/2029 (e)	1,000,000	1,077,500

Mortgage-Backed Securities — 2.53%
GS Mortgage Securities Trust 2013-GC13
4.08%, 07/10/2046 (e),(i)	500,000	492,345
GS Mortgage Securities Trust 2014-GC24
4.53%, 09/10/2047 (i)	500,000	414,607

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.42%, 12/15/2047 (e),(i)	$1,750,000	$1,337,340
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.28%, 07/15/2046 (i)	1,000,000	871,724
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.46%, 08/15/2050	1,000,000	929,513
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.46%, 09/15/2048 (i)	1,600,000	1,405,398
WFRBS Commercial Mortgage Trust 2014-C22
3.90%, 09/15/2057 (e),(i)	500,000	415,530
		$5,866,457

Office & Business Equipment — 1.31%
CDW LLC / CDW Finance Corp
4.25%, 04/01/2028	750,000	791,820
5.50%, 12/01/2024	2,000,000	2,235,980
		$3,027,800

Oil & Gas — 0.92%
W&T Offshore Inc
9.75%, 11/01/2023 (e)	3,000,000	2,122,500

Packaging & Containers — 3.66%
Graphic Packaging International LLC
3.50%, 03/15/2028 (e)	5,000,000	5,181,250
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group
Issuer (Luxembourg) S.A.
5.13%, 07/15/2023 (e)	112,000	113,378
Sealed Air Corp
4.00%, 12/01/2027 (e)	3,000,000	3,202,500
		$8,497,128

Pharmaceuticals — 1.83%
HLF Financing Sarl LLC / Herbalife International Inc
7.25%, 08/15/2026 (e)	4,000,000	4,243,740

Pipelines — 5.27%
Buckeye Partners LP
3.95%, 12/01/2026	4,000,000	4,052,000
EnLink Midstream Partners LP
4.15%, 06/01/2025	4,000,000	3,900,000
4.85%, 07/15/2026	1,000,000	976,340
Transcanada Trust
(3-month USD LIBOR + 3.53%),
5.63%, 05/20/2075 (d)	3,000,000	3,287,604
		$12,215,944

REITs — 1.02%
CBL & Associates LP
0.00%, 12/15/2026 (a),(h)	6,000,000	2,370,000

Telecommunications — 2.70%
CommScope Technologies LLC
5.00%, 03/15/2027 (e)	4,000,000	3,940,000
Sprint Corp
7.88%, 09/15/2023	2,000,000	2,315,600
		$6,255,600

Transportation — 1.79%
XPO Logistics Inc
6.25%, 05/01/2025 (e)	2,000,000	2,152,280

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
December 31, 2020 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Transportation (continued)
XPO Logistics Inc (continued)
6.50%, 06/15/2022 (e)		$2,000,000	$2,006,500
			$4,158,780
TOTAL BONDS			$159,170,118
INVESTMENT COMPANIES — 3.13%		Shares Held	Value

Money Market Funds — 3.13%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(j),(k),(l)		4,993,548	$4,993,548
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (l)		2,273,762	2,273,762
TOTAL INVESTMENT COMPANIES			$7,267,310
Total Investments			$235,551,948
Other Assets and Liabilities — (1.59)%			(3,697,452)

Total Net Assets — 100.00%			$231,854,496

(a) Non-income producing security.
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)	Security or a portion of the security was on loan at the end of the period.
(d)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $65,306,045 or 28.17% of net assets.
(f)	The value of these investments was determined using significant unobservable inputs.
(g)	Fair value of the investment is determined in good faith by the Advisor under procedures established and periodically reviewed by the Board of Trustees. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. As of December 31, 2020, the fair value of these securities totaled $0 or 0.00% of net assets.
(h) Security is defaulted.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(k)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $4,993,548 or 2.15% of net assets.
(l) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	20.87%
Consumer, Non-cyclical	14.32%
Communications	12.07%
Industrial	11.26%
Consumer, Cyclical	10.50%
Utilities	8.24%
Energy	7.85%
Basic Materials	7.42%
Technology	3.40%
Money Market Funds	3.13%
Mortgage Securities	2.53%
Other Assets and Liabilities	(1.59)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
December 31, 2020 (unaudited)

	June 30, 2020		Purchases	Sales	December 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$2,918,957		$19,028,936	$16,954,345	$4,993,548
	$2,918,957		$19,028,936	$16,954,345	$4,993,548

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
December 31, 2020 (unaudited)

COMMON STOCKS — 99.81%	Shares Held	Value

Biotechnology — 57.27%
ACADIA Pharmaceuticals Inc (a)	32,553	$1,740,283
Acceleron Pharma Inc (a)	12,358	1,581,083
Actinium Pharmaceuticals Inc (a),(b)	2,801	21,848
ADMA Biologics Inc (a),(b)	17,836	34,780
Adverum Biotechnologies Inc (a)	19,654	213,049
Agenus Inc (a)	37,888	120,484
Akero Therapeutics Inc (a)	7,165	184,857
Albireo Pharma Inc (a)	3,929	147,377
Aldeyra Therapeutics Inc (a)	7,979	54,736
Allakos Inc (a)	10,086	1,412,040
Allogene Therapeutics Inc (a)	29,151	735,771
Alnylam Pharmaceuticals Inc (a)	23,983	3,117,071
Altimmune Inc (a),(b)	6,794	76,636
Amicus Therapeutics Inc (a)	54,163	1,250,624
AnaptysBio Inc (a)	5,639	121,239
Apellis Pharmaceuticals Inc (a)	15,618	893,350
Applied Molecular Transport Inc (a)	7,196	221,421
Applied Therapeutics Inc (a)	4,634	101,994
Arcturus Therapeutics Holdings Inc (a)	5,036	218,462
Arcus Biosciences Inc (a)	13,406	348,020
Ardelyx Inc (a)	18,412	119,126
Arena Pharmaceuticals Inc (a)	12,058	926,416
Arrowhead Pharmaceuticals Inc (a)	21,110	1,619,770
Assembly Biosciences Inc (a)	6,784	41,043
Atara Biotherapeutics Inc (a)	15,350	301,321
Avidity Biosciences Inc (a)	7,747	197,703
Avrobio Inc (a)	7,529	104,954
Axsome Therapeutics Inc (a)	7,701	627,400
Beam Therapeutics Inc (a),(b)	10,681	871,997
BioCryst Pharmaceuticals Inc (a)	36,467	271,679
Biohaven Pharmaceutical Holding Co Ltd (a)	12,489	1,070,432
BioMarin Pharmaceutical Inc (a)	37,503	3,288,638
Black Diamond Therapeutics Inc (a)	7,414	237,619
Bluebird Bio Inc (a)	13,679	591,890
Blueprint Medicines Corp (a)	11,556	1,296,005
BrainStorm Cell Therapeutics Inc (a),(b)	6,510	29,458
Bridgebio Pharma Inc (a),(b)	25,248	1,795,385
Cara Therapeutics Inc (a)	9,683	146,504
CEL-SCI Corp (a),(b)	7,979	93,035
Celldex Therapeutics Inc (a)	8,081	141,579
ChemoCentryx Inc (a)	14,229	881,060
Constellation Pharmaceuticals Inc (a)	9,812	282,586
Cortexyme Inc (a),(b)	6,091	169,208
CRISPR Therapeutics AG (a)	14,499	2,219,942
Cymabay Therapeutics Inc (a)	14,224	81,646
CytomX Therapeutics Inc (a)	9,539	62,480
Deciphera Pharmaceuticals Inc (a)	11,642	664,409
Denali Therapeutics Inc (a)	21,882	1,832,836
Dicerna Pharmaceuticals Inc (a)	15,378	338,777
Dynavax Technologies Corp (a)	22,616	100,641
Editas Medicine Inc (a)	12,864	901,895
Emergent BioSolutions Inc (a)	11,076	992,410
Epizyme Inc (a)	20,960	227,626
Equillium Inc (a),(b)	5,008	26,793
Esperion Therapeutics Inc (a),(b)	5,747	149,422
Exact Sciences Corp (a)	31,072	4,116,729
Fate Therapeutics Inc (a)	17,939	1,631,193
FibroGen Inc (a)	18,663	692,211
Forma Therapeutics Holdings Inc (a)	8,492	296,371
Global Blood Therapeutics Inc (a)	12,675	548,954
Gossamer Bio Inc (a)	15,665	151,481
Guardant Health Inc (a)	20,552	2,648,742
Halozyme Therapeutics Inc (a)	28,302	1,208,778

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Homology Medicines Inc (a)	9,341	$105,460
iBio Inc (a)	24,447	25,669
IGM Biosciences Inc (a),(b)	5,003	441,715
Immunic Inc (a)	3,093	47,292
ImmunoGen Inc (a)	36,052	232,535
Immunovant Inc (a)	18,150	838,348
Inmune Bio Inc (a),(b)	2,779	47,854
Inovio Pharmaceuticals Inc (a),(b)	34,598	306,192
Insmed Inc (a)	20,961	697,792
Intercept Pharmaceuticals Inc (a)	6,812	168,256
Intra-Cellular Therapies Inc (a)	13,899	441,988
Ionis Pharmaceuticals Inc (a)	29,188	1,650,290
Iovance Biotherapeutics Inc (a)	30,199	1,401,234
Karuna Therapeutics Inc (a)	5,498	558,542
Karyopharm Therapeutics Inc (a)	15,175	234,909
Kiniksa Pharmaceuticals Ltd, Class A (a)	6,470	114,325
Kodiak Sciences Inc (a)	9,217	1,354,069
Krystal Biotech Inc (a)	4,062	243,720
Ligand Pharmaceuticals Inc (a),(b)	3,321	330,273
MacroGenics Inc (a)	11,178	255,529
Mersana Therapeutics Inc (a)	14,132	376,053
Mirati Therapeutics Inc (a)	9,199	2,020,468
Moderna Inc (a)	56,005	5,850,842
Myriad Genetics Inc (a)	15,430	305,128
NantKwest Inc (a),(b)	22,300	297,259
Nektar Therapeutics (a)	36,952	628,184
NeoGenomics Inc (a)	23,121	1,244,835
NextCure Inc (a)	5,691	62,032
NGM Biopharmaceuticals Inc (a)	14,214	430,613
Novavax Inc (a),(b)	12,643	1,409,821
Omeros Corp (a),(b)	12,897	184,234
Onconova Therapeutics Inc (a),(b)	37,104	17,283
Ovid therapeutics Inc (a),(b)	13,083	30,222
Pacific Biosciences of California Inc (a)	36,506	946,966
Precigen Inc (a),(b)	35,590	363,018
Provention Bio Inc (a)	11,624	196,911
PTC Therapeutics Inc (a)	13,986	853,566
Puma Biotechnology Inc (a)	8,196	84,091
Radius Health Inc (a)	9,599	171,438
REGENXBIO Inc (a)	7,714	349,907
REVOLUTION Medicines Inc (a)	13,618	539,137
Rigel Pharmaceuticals Inc (a)	34,893	122,126
Rocket Pharmaceuticals Inc (a)	11,401	625,231
Sage Therapeutics Inc (a)	10,734	928,598
Sangamo Therapeutics Inc (a)	29,118	454,386
Satsuma Pharmaceuticals Inc (a)	3,592	16,559
Seagen Inc (a)	20,227	3,542,557
Sorrento Therapeutics Inc (a),(b)	52,950	361,384
SpringWorks Therapeutics Inc (a)	8,883	644,195
TCR2 Therapeutics Inc (a)	6,884	212,922
TG Therapeutics Inc (a)	26,157	1,360,687
Theravance Biopharma Inc (a)	13,117	233,089
Translate Bio Inc (a)	15,331	282,550
Travere Therapeutics Inc (a)	10,515	286,586
Turning Point Therapeutics Inc (a)	8,713	1,061,679
Twist Bioscience Corp (a)	9,225	1,303,400
Ultragenyx Pharmaceutical Inc (a)	12,514	1,732,313
UNITY Biotechnology Inc (a),(b)	10,743	56,293
Vaxart Inc (a),(b)	22,554	128,783
Veracyte Inc (a)	11,685	571,864
Verastem Inc (a)	35,012	74,576
Vericel Corp (a)	9,349	288,697
Viela Bio Inc (a),(b)	11,303	406,569

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Viking Therapeutics Inc (a),(b)	15,031	$84,625
Vir Biotechnology Inc (a),(b)	26,245	702,841
Xencor Inc (a)	11,827	516,012
Y-mAbs Therapeutics Inc (a)	8,263	409,101
ZIOPHARM Oncology Inc (a),(b)	44,229	111,457
		$88,970,349

Chemicals — 0.17%
Amyris Inc (a),(b)	42,285	261,110

Commercial Services — 1.20%
HealthEquity Inc (a)	15,880	1,106,995
Progyny Inc (a)	17,758	752,762
		$1,859,757

Electronics — 0.06%
Fluidigm Corp (a)	14,728	88,368

Healthcare — Products — 20.28%
10X Genomics Inc, Class A (a)	14,904	2,110,406
Accelerate Diagnostics Inc (a),(b)	11,637	88,208
Adaptive Biotechnologies Corp (a)	28,025	1,657,118
AtriCure Inc (a)	9,282	516,729
Avanos Medical Inc (a)	9,881	453,340
AxoGen Inc (a)	8,278	148,176
Axonics Modulation Technologies Inc (a),(b)	8,165	407,597
BioLife Solutions Inc (a)	6,609	263,633
Cantel Medical Corp	8,707	686,634
Cardiovascular Systems Inc (a)	8,196	358,657
CareDx Inc (a)	10,111	732,542
Castle Biosciences Inc (a)	4,063	272,830
Cerus Corp (a)	34,322	237,508
Co-Diagnostics Inc (a),(b)	5,797	53,912
CONMED Corp	5,901	660,912
CryoLife Inc (a)	7,821	184,654
DENTSPLY SIRONA Inc	45,144	2,363,740
GenMark Diagnostics Inc (a)	14,679	214,313
Glaukos Corp (a)	9,229	694,575
Inari Medical Inc (a)	10,022	874,820
Inogen Inc (a)	4,559	203,696
Inspire Medical Systems Inc (a)	5,536	1,041,266
Intersect ENT Inc (a)	6,752	154,621
iRhythm Technologies Inc (a)	5,730	1,359,213
Merit Medical Systems Inc (a)	11,462	636,256
NanoString Technologies Inc (a)	7,848	524,874
Natera Inc (a)	16,484	1,640,488
Natus Medical Inc (a)	6,994	140,160
Nevro Corp (a)	7,178	1,242,512
NuVasive Inc (a)	10,582	596,084
OraSure Technologies Inc (a)	14,779	156,436
Orthofix Medical Inc (a)	3,995	171,705
OrthoPediatrics Corp (a)	4,038	166,568
Patterson Cos Inc	19,900	589,637
Penumbra Inc (a)	7,536	1,318,800
Quanterix Corp (a)	6,513	302,855
Shockwave Medical Inc (a)	7,024	728,529
Sientra Inc (a)	10,393	40,429
Silk Road Medical Inc (a)	6,957	438,152
SmileDirectClub Inc (a),(b)	22,867	273,032
STAAR Surgical Co (a)	9,460	749,421
T2 Biosystems Inc (a),(b)	30,559	37,893
Tactile Systems Technology Inc (a)	4,008	180,120
Tandem Diabetes Care Inc (a)	12,725	1,217,528
Varex Imaging Corp (a)	8,076	134,708

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Zimmer Biomet Holdings Inc	29,083	$4,481,399
		$31,506,686

Healthcare — Services — 5.89%
Brookdale Senior Living Inc (a)	37,849	167,671
Community Health Systems Inc (a)	24,708	183,580
Fulgent Genetics Inc (a)	4,527	235,857
Invitae Corp (a),(b)	27,562	1,152,367
Magellan Health Inc (a)	5,225	432,839
MEDNAX Inc (a)	17,650	433,131
Ontrak Inc (a)	3,562	220,096
OPKO Health Inc (a),(b)	138,348	546,475
Personalis Inc (a)	7,942	290,757
Providence Service Corp/The (a)	2,900	402,027
RadNet Inc (a)	10,654	208,499
Surgery Partners Inc (a)	10,441	302,893
Teladoc Health Inc (a),(b)	16,800	3,359,328
Tenet Healthcare Corp (a)	21,768	869,196
Tivity Health Inc (a)	10,030	196,488
Vapotherm Inc (a),(b)	5,277	141,740
		$9,142,944

Pharmaceuticals — 14.03%
AdaptHealth Corp (a)	11,631	436,860
Aerie Pharmaceuticals Inc (a)	9,610	129,831
Agile Therapeutics Inc (a),(b)	18,031	51,749
Agios Pharmaceuticals Inc (a)	14,274	618,492
Akebia Therapeutics Inc (a)	29,600	82,880
Alector Inc (a)	16,370	247,678
Alkermes PLC (a)	32,850	655,358
Amneal Pharmaceuticals Inc (a)	30,473	139,262
Aquestive Therapeutics Inc (a),(b)	6,940	37,129
Arvinas Inc (a)	8,102	688,103
Athenex Inc (a)	16,882	186,715
Aytu BioScience Inc (a),(b)	2,483	14,848
BioDelivery Sciences International Inc (a)	20,849	87,566
Bioxcel Therapeutics Inc (a)	4,617	213,305
Clovis Oncology Inc (a),(b)	18,218	87,446
Collegium Pharmaceutical Inc (a)	7,132	142,854
Corbus Pharmaceuticals Holdings Inc (a)	16,879	21,099
Cytokinetics Inc (a)	14,564	302,640
Eagle Pharmaceuticals Inc (a)	2,806	130,675
Elanco Animal Health Inc (a)	82,433	2,528,220
Enanta Pharmaceuticals Inc (a)	4,146	174,547
Endo International PLC (a)	47,468	340,820
Evofem Biosciences Inc (a),(b)	16,785	40,452
Flexion Therapeutics Inc (a)	10,182	117,500
G1 Therapeutics Inc (a)	7,852	141,257
Heat Biologics Inc (a)	4,632	24,828
Heron Therapeutics Inc (a)	18,766	397,182
Heska Corp (a)	1,952	284,309
Horizon Therapeutics PLC (a)	45,129	3,301,186
Intellia Therapeutics Inc (a)	12,136	660,198
Jounce Therapeutics Inc (a)	7,035	49,245
Kadmon Holdings Inc (a)	35,344	146,678
Kala Pharmaceuticals Inc (a),(b)	11,575	78,479
Kura Oncology Inc (a)	11,625	379,673
Lannett Co Inc (a)	8,307	54,162
Madrigal Pharmaceuticals Inc (a)	3,190	354,632
MannKind Corp (a)	47,334	148,155
Marinus Pharmaceuticals Inc (a),(b)	6,306	76,933
MediciNova Inc (a),(b)	9,164	48,203
Ocular Therapeutix Inc (a)	12,999	269,079

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
Odonate Therapeutics Inc (a)		6,634	$127,373
Option Care Health Inc (a)		38,564	603,141
Owens & Minor Inc		13,171	356,276
Pacira BioSciences Inc (a)		8,830	528,387
PetIQ Inc (a),(b)		5,146	197,864
Protagonist Therapeutics Inc (a)		7,600	153,216
Reata Pharmaceuticals Inc, Class A (a)		5,901	729,482
Relmada Therapeutics Inc (a),(b)		3,311	106,184
Revance Therapeutics Inc (a)		13,619	385,962
Rhythm Pharmaceuticals Inc (a)		9,113	270,929
Sarepta Therapeutics Inc (a)		16,230	2,767,053
Seres Therapeutics Inc (a)		18,440	451,780
Spectrum Pharmaceuticals Inc (a)		30,099	102,638
TFF Pharmaceuticals Inc (a)		4,492	64,325
TherapeuticsMD Inc (a),(b)		56,241	68,052
Tonix Pharmaceuticals Holding Corp (a)		26,902	18,159
Trevena Inc (a),(b)		27,187	58,180
Tricida Inc (a)		10,339	72,890
uniQure NV (a)		9,182	331,746
Vaxcyte Inc (a),(b)		10,517	279,437
Zogenix Inc (a)		11,455	228,985
			$21,792,287

Software — 0.91%
1Life Healthcare Inc (a)		26,072	1,138,043
Evolent Health Inc, Class A (a)		17,681	283,426
			$1,421,469
TOTAL COMMON STOCKS			$155,042,970
INVESTMENT COMPANIES — 6.25%		Shares Held	Value

Money Market Funds — 6.25%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)		9,386,341	$9,386,341
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)		329,267	329,267
TOTAL INVESTMENT COMPANIES			$9,715,608
Total Investments			$164,758,578
Other Assets and Liabilities — (6.06)%			(9,411,445)

Total Net Assets — 100.00%			$155,347,133

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $9,386,341 or 6.04% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e) Current yield shown is as of period end.
Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	98.66%
Money Market Funds	6.25%
Technology	0.92%
Basic Materials	0.17%
Industrial	0.06%
Other Assets and Liabilities	(6.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
December 31, 2020 (unaudited)

	June 30, 2020		Purchases	Sales	December 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$4,074,103		$39,742,137	$34,429,899	$9,386,341
	$4,074,103		$39,742,137	$34,429,899	$9,386,341

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS — 98.61%	Shares Held	Value

Advertising — 0.78%
Dentsu Group Inc	2,100	$62,336
DKSH Holding AG	1,938	145,684
Hakuhodo DY Holdings Inc	4,600	63,038
Publicis Groupe SA	2,213	110,195
WPP PLC	9,626	105,309
		$486,562

Aerospace & Defense — 0.91%
Airbus SE (a)	500	54,840
BAE Systems PLC	12,136	81,121
CAE Inc	5,200	144,084
Rolls-Royce Holdings PLC (a)	46,517	70,768
Safran SA (a)	946	134,001
Thales SA	948	86,744
		$571,558

Agriculture — 0.85%
British American Tobacco PLC	10,120	374,763
Imperial Brands PLC	4,277	89,809
Japan Tobacco Inc (b)	3,300	67,179
		$531,751

Airlines — 0.37%
International Consolidated Airlines Group SA	61,472	134,332
Japan Airlines Co Ltd (a)	3,400	65,692
Singapore Airlines Ltd (a),(b)	10,100	32,709
		$232,733

Apparel — 1.47%
adidas AG (a)	565	205,620
Hermes International	114	122,500
Kering SA	59	42,843
LVMH Moet Hennessy Louis Vuitton SE	885	552,365
		$923,328

Auto Manufacturers — 1.92%
Daimler AG	736	51,961
Honda Motor Co Ltd	5,800	161,634
Toyota Motor Corp	9,100	701,261
Volvo AB, Class B (a)	12,443	293,093
		$1,207,949

Auto Parts & Equipment — 1.06%
Bridgestone Corp	1,900	62,269
Cie Generale des Etablissements Michelin SCA	665	85,261
Continental AG	661	97,911
Magna International Inc	1,745	123,531
NGK Insulators Ltd	4,200	64,756
Rheinmetall AG	795	84,088
Sumitomo Electric Industries Ltd	5,300	70,141
Toyota Industries Corp	1,000	79,318
		$667,275

Banks — 9.71%
Australia & New Zealand Banking Group Ltd	9,285	162,493
Banca Mediolanum SpA	9,933	86,156
Banco Bilbao Vizcaya Argentaria SA	25,715	126,758
Banco Santander SA (a)	51,215	158,795
Bank Hapoalim BM (a)	3,708	25,374
Bank Leumi Le-Israel BM	4,500	26,467
Bank of Montreal	2,161	164,303
Bank of Nova Scotia/The	3,997	216,037

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Bankinter SA	16,602	$89,727
Banque Cantonale Vaudoise	1,336	145,326
Barclays PLC (a)	59,758	119,866
BNP Paribas SA (a)	3,517	185,202
Canadian Imperial Bank of Commerce	1,443	123,248
Commerzbank AG (a)	14,566	93,706
Commonwealth Bank of Australia	3,355	212,381
Credit Suisse Group AG	13,527	174,187
Danske Bank A/S (a)	5,856	96,744
DBS Group Holdings Ltd	1,800	34,104
Erste Group Bank AG (a)	3,414	104,018
FinecoBank Banca Fineco SpA (a)	5,176	84,732
Hang Seng Bank Ltd	2,940	50,704
HSBC Holdings PLC (a)	58,917	305,236
ING Groep NV (a)	12,745	118,970
Intesa Sanpaolo SpA (a)	59,756	139,622
Japan Post Bank Co Ltd	7,600	62,343
KBC Group NV (a)	1,426	99,786
Lloyds Banking Group PLC (a)	222,135	110,694
Mitsubishi UFJ Financial Group Inc	72,900	322,015
Mizrahi Tefahot Bank Ltd	1,121	25,902
Mizuho Financial Group Inc	16,910	214,128
National Australia Bank Ltd	2,177	37,931
Natwest Group PLC (a)	55,164	126,470
Nordea Bank Abp (a)	9,348	76,374
Oversea-Chinese Banking Corp Ltd	4,200	31,970
Raiffeisen Bank International AG (a)	4,669	95,141
Resona Holdings Inc	17,500	61,082
Royal Bank of Canada	4,631	380,514
Skandinaviska Enskilda Banken AB, Class A (a)	4,327	44,440
Societe Generale SA (a)	5,388	112,043
Standard Chartered PLC (a)	16,421	104,621
Sumitomo Mitsui Financial Group Inc	8,400	259,350
Sumitomo Mitsui Trust Holdings Inc	2,400	73,844
Svenska Handelsbanken AB, Class A (a)	4,588	46,061
Swedbank AB, Class A (a)	2,458	43,056
Toronto-Dominion Bank/The	5,946	335,954
UBS Group AG	12,619	177,746
United Overseas Bank Ltd	1,900	32,476
Westpac Banking Corp	11,808	176,332
		$6,094,429

Beverages — 1.56%
Anheuser-Busch InBev SA	3,580	249,334
Asahi Group Holdings Ltd	1,700	69,874
Coca-Cola Amatil Ltd	8,750	87,223
Coca-Cola HBC AG	3,061	99,499
Davide Campari-Milano NV	6,529	74,497
Diageo PLC	3,524	138,693
Pernod Ricard SA	583	111,677
Royal Unibrew A/S	769	89,189
Suntory Beverage & Food Ltd	1,600	56,559
		$976,545

Biotechnology — 0.85%
CSL Ltd	1,510	329,660
Genmab A/S (a)	214	86,515
H Lundbeck A/S	2,414	82,733
Swedish Orphan Biovitrum AB (a)	1,596	32,220
		$531,128

Chemicals — 2.74%
Air Liquide SA	1,578	258,802

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Arkema SA	675	$77,101
BASF SE	2,896	228,973
Brenntag AG	1,125	87,052
Kansai Paint Co Ltd	2,400	73,798
Koninklijke DSM NV	592	101,829
LANXESS AG	1,248	95,685
Nissan Chemical Corp	1,100	68,820
Nitto Denko Corp	900	80,451
Novozymes A/S, Class B	910	52,204
Nutrien Ltd	2,025	97,424
Shin-Etsu Chemical Co Ltd	1,100	192,184
Symrise AG	515	68,200
Taiyo Nippon Sanso Corp	4,100	76,080
Toray Industries Inc	13,100	77,505
Tosoh Corp	3,900	60,735
Yara International ASA	618	25,659
		$1,722,502

Commercial Services — 3.09%
Adecco Group AG	2,569	171,673
Adyen NV (a),(c)	151	351,414
Amadeus IT Group SA	1,282	93,280
Ashtead Group PLC	2,092	98,355
Brambles Ltd	7,923	64,747
Bureau Veritas SA (a)	3,169	84,242
Dai Nippon Printing Co Ltd	2,900	52,099
Experian PLC	110	4,177
Intertek Group PLC	925	71,444
Randstad NV (a)	1,372	89,236
Recruit Holdings Co Ltd	5,500	230,163
RELX PLC	6,000	147,075
Ritchie Bros Auctioneers Inc	1,328	92,310
Secom Co Ltd	700	64,519
Securitas AB, Class B	2,520	40,659
SGS SA	52	156,828
Sohgo Security Services Co Ltd	1,300	67,357
Toppan Printing Co Ltd	4,200	59,184
		$1,938,762

Computers — 1.31%
Avast PLC (c)	2,344	17,229
Capgemini SE	557	86,282
Computershare Ltd	6,806	76,555
Fujitsu Ltd	400	57,741
Itochu Techno-Solutions Corp	1,600	57,101
Logitech International SA	1,803	174,984
NEC Corp	1,100	59,019
Nomura Research Institute Ltd	2,100	75,149
Otsuka Corp	1,200	63,338
SCSK Corp	200	11,428
Softwareone Holding AG	4,837	143,149
		$821,975

Construction Materials — 1.76%
Buzzi Unicem SpA	3,070	73,134
Cie de Saint-Gobain (a)	1,697	77,743
CRH PLC (a)	2,567	106,686
Daikin Industries Ltd	900	199,777
Geberit AG	230	143,981
HeidelbergCement AG	1,168	87,354
LafargeHolcim Ltd	2,978	163,549
LIXIL Group Corp	3,000	64,907
Rinnai Corp	600	69,614

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials (continued)
Sika AG	439	$119,903
		$1,106,648

Distribution/Wholesale — 1.35%
Bunzl PLC	2,336	78,041
Ferguson PLC	750	91,117
ITOCHU Corp	8,900	255,480
Jardine Cycle & Carriage Ltd	2,000	29,585
Mitsubishi Corp	4,700	115,662
Mitsui & Co Ltd	5,400	98,817
Toromont Industries Ltd	1,354	94,883
Toyota Tsusho Corp	2,100	84,708
		$848,293

Diversified Financial Services — 2.56%
Acom Co Ltd	13,800	58,939
Amundi SA (a),(c)	1,014	82,749
ASX Ltd	1,026	56,952
Brookfield Asset Management Inc, Class A	1,727	71,392
Daiwa Securities Group Inc	14,200	64,636
Deutsche Boerse AG	546	92,883
EQT AB	1,987	50,812
Hargreaves Lansdown PLC	3,734	77,870
Hong Kong Exchanges & Clearing Ltd	3,964	217,312
IGM Financial Inc	3,404	92,287
Japan Exchange Group Inc	2,100	53,652
Magellan Financial Group Ltd	1,469	60,771
Nomura Holdings Inc	13,100	69,144
Onex Corp	1,717	98,550
ORIX Corp	4,800	73,658
Partners Group Holding AG	148	173,862
Schroders PLC	2,171	99,070
Singapore Exchange Ltd	3,800	26,683
Tokyo Century Corp	1,105	87,540
		$1,608,762

Electric — 2.41%
A2A SpA	49,230	78,455
ACEA SpA	3,396	71,151
AGL Energy Ltd	6,098	56,180
BKW AG	1,269	142,194
Canadian Utilities Ltd, Class A	3,233	78,965
Chubu Electric Power Co Inc	4,900	58,987
Enel SpA	24,077	243,427
Fortis Inc	1,900	77,618
Fortum OYJ	3,535	85,075
Hydro One Ltd (c)	3,600	81,028
Iberdrola SA	8,958	128,039
Origin Energy Ltd	19,327	70,925
Power Assets Holdings Ltd	9,000	48,759
Red Electrica Corp SA	3,810	78,079
Tohoku Electric Power Co Inc	5,900	48,569
Tokyo Electric Power Co Holdings Inc (a)	21,700	57,163
Verbund AG	1,303	111,188
		$1,515,802

Electrical Components & Equipment — 0.91%
Brother Industries Ltd	4,000	82,359
Legrand SA	895	79,817
Prysmian SpA	2,460	87,393
Schneider Electric SE	1,733	250,455

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electrical Components & Equipment (continued)
Varta AG (a),(b)	507	$73,210
		$573,234

Electronics — 1.54%
ABB Ltd	6,235	174,028
Assa Abloy AB, Class B	1,646	40,512
Halma PLC	2,487	83,290
Hoya Corp	1,200	165,842
Murata Manufacturing Co Ltd	2,200	198,576
Nidec Corp	1,700	213,704
Spectris PLC	2,400	92,486
		$968,438

Energy — Alternate Sources — 0.23%
Vestas Wind Systems A/S	610	144,130

Engineering & Construction — 1.83%
Ackermans & van Haaren NV	549	82,495
ACS Actividades de Construccion y Servicios SA	3,152	104,545
Aena SME SA (a),(c)	511	88,770
Bouygues SA	2,061	84,725
CIMIC Group Ltd (a)	4,467	83,926
CK Infrastructure Holdings Ltd	10,000	53,725
COMSYS Holdings Corp	2,300	71,391
HOCHTIEF AG	918	89,213
HomeServe PLC	4,719	66,146
Kajima Corp	4,900	65,583
Obayashi Corp	6,500	56,026
Shimizu Corp	7,900	57,382
Taisei Corp	1,800	61,973
Vinci SA	1,821	180,996
		$1,146,896

Entertainment — 0.20%
Genting Singapore Ltd	52,500	33,766
Oriental Land Co Ltd	100	16,503
Tabcorp Holdings Ltd	24,906	74,885
		$125,154

Food — 5.55%
Associated British Foods PLC (a)	3,133	96,998
Axfood AB	1,678	39,117
Calbee Inc	1,800	54,215
Carrefour SA	4,465	76,529
Chocoladefabriken Lindt & Spruengli AG	16	155,970
Coles Group Ltd	4,890	68,387
Danone SA	3,848	252,721
Emmi AG	140	144,143
Empire Co Ltd	2,702	73,849
George Weston Ltd	1,094	81,717
HelloFresh SE (a)	1,278	98,672
J Sainsbury PLC	30,547	94,198
Jeronimo Martins SGPS SA	4,450	75,130
Koninklijke Ahold Delhaize NV	7,046	198,925
Loblaw Cos Ltd	1,500	74,016
MEIJI Holdings Co Ltd	800	56,249
Metro Inc	1,600	71,396
Mowi ASA	1,345	29,961
Nestle SA	8,950	1,054,024
NH Foods Ltd	1,300	57,160
Nichirei Corp	2,400	67,383
Nisshin Seifun Group Inc	3,700	58,803
Orkla ASA	2,356	23,906

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Saputo Inc	3,209	$89,824
Seven & i Holdings Co Ltd	2,000	70,873
Tate & Lyle PLC	8,768	80,862
Toyo Suisan Kaisha Ltd	1,100	53,479
WH Group Ltd (c)	53,500	44,857
Wm Morrison Supermarkets PLC	34,281	83,140
Yakult Honsha Co Ltd	1,100	55,397
		$3,481,901

Food Service — 0.13%
Sodexo SA	1,000	84,563

Forest Products & Paper — 0.61%
Mondi PLC	3,571	83,969
Nine Dragons Paper Holdings Ltd	36,000	51,081
Oji Holdings Corp	13,000	73,904
Smurfit Kappa Group PLC	1,822	84,671
Stora Enso Oyj, Class R	4,549	86,944
		$380,569

Gas — 0.73%
Enagas SA	3,099	68,013
Italgas SpA	11,299	71,778
National Grid PLC	1,221	14,443
Naturgy Energy Group SA	3,565	82,574
Rubis SCA	1,777	82,450
Snam SpA	13,906	78,163
Tokyo Gas Co Ltd	2,600	60,030
		$457,451

Hand/Machine Tools — 0.23%
Schindler Holding AG	351	94,599
Techtronic Industries Co Ltd	3,500	49,933
		$144,532

Healthcare — Products — 0.84%
ConvaTec Group PLC (c)	32,721	89,134
EssilorLuxottica SA	974	151,770
Fisher & Paykel Healthcare Corp Ltd	1,243	29,486
Getinge AB	1,763	41,163
Koninklijke Philips NV (a)	661	35,353
Lifco AB, Class B	498	47,756
Olympus Corp	2,900	63,376
Sysmex Corp	600	72,055
		$530,093

Healthcare — Services — 0.45%
Fresenius Medical Care AG & Co KGaA	847	70,569
Fresenius SE & Co KGaA	1,572	72,669
Lonza Group AG	66	42,405
NMC Health PLC (a),(d),(e)	708	—
Ryman Healthcare Ltd	2,950	32,241
Sonic Healthcare Ltd	2,498	61,916
		$279,800

Holding Companies — Diversified — 0.22%
CK Hutchison Holdings Ltd	7,000	48,849
Jardine Matheson Holdings Ltd	700	39,200
Swire Pacific Ltd, Class A	9,000	49,920
		$137,969

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders — 0.53%
Daiwa House Industry Co Ltd	2,300	$68,250
Sekisui Chemical Co Ltd	3,700	70,019
Sekisui House Ltd	3,600	73,217
Taylor Wimpey PLC (a)	53,941	122,301
		$333,787

Home Furnishings — 1.10%
De' Longhi SpA	2,083	65,602
Hoshizaki Corp	800	73,372
Panasonic Corp	7,000	80,708
SEB SA	438	79,728
Sony Corp	3,900	388,470
		$687,880

Household Products — 1.07%
Essity AB, Class B	1,141	36,681
Kao Corp	1,500	115,781
L'Oreal SA	818	310,585
Unilever PLC	3,521	211,474
		$674,521

Household Products/Wares — 0.34%
Reckitt Benckiser Group PLC	2,376	212,561

Insurance — 6.13%
Admiral Group PLC	2,234	88,778
AIA Group Ltd	36,707	449,815
Allianz SE	1,304	319,721
ASR Nederland NV	2,120	85,078
Assicurazioni Generali SpA	5,074	88,393
Aviva PLC	20,484	91,095
AXA SA	6,801	162,114
Direct Line Insurance Group PLC	21,717	94,737
Fairfax Financial Holdings Ltd	262	89,299
Great-West Lifeco Inc	3,909	93,203
Helvetia Holding AG	1,595	168,274
Japan Post Holdings Co Ltd	8,700	67,642
Japan Post Insurance Co Ltd	3,800	77,726
M&G PLC	36,570	98,994
Manulife Financial Corp	14,398	256,198
Mapfre SA	45,629	88,798
Medibank Pvt Ltd	33,107	76,827
MS&AD Insurance Group Holdings Inc	2,200	66,924
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	427	126,655
NN Group NV	1,905	82,687
Power Corp of Canada	3,953	90,774
Prudential PLC	498	9,173
RSA Insurance Group PLC	12,913	119,619
Sompo Holdings Inc	1,700	68,705
Sun Life Financial Inc	1,910	84,929
Suncorp Group Ltd	9,806	73,634
Swiss Re AG	1,828	172,083
T&D Holdings Inc	6,000	70,718
Talanx AG (a)	2,216	85,980
Tokio Marine Holdings Inc	2,300	118,235
Tryg A/S	2,525	79,616
Zurich Insurance Group AG	478	201,664
		$3,848,088

Internet — 1.21%
Adevinta ASA (a)	1,393	23,395
Auto Trader Group PLC (c)	10,360	84,437
Iliad SA	388	79,680

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet (continued)
Kakaku.com Inc	2,300	$63,038
Mercari Inc (a)	1,300	57,600
Rakuten Inc (a)	5,600	53,909
Shopify Inc, Class A (a)	219	247,288
Trend Micro Inc (a)	400	23,011
United Internet AG	353	14,848
Z Holdings Corp	9,400	56,843
ZOZO Inc	2,200	54,310
		$758,359

Investment Companies — 0.85%
EXOR NV	1,309	105,895
Groupe Bruxelles Lambert SA	792	79,842
Investor AB, Class B	2,274	165,611
Kinnevik AB	949	47,925
L E Lundbergforetagen AB, Class B (a)	775	41,502
Wendel SE	785	93,934
		$534,709

Iron & Steel — 0.15%
Fortescue Metals Group Ltd	5,104	92,195

Leisure Time — 0.11%
Shimano Inc	300	69,977

Lodging — 0.47%
Accor SA (a)	2,542	91,921
MGM China Holdings Ltd	35,200	60,479
NagaCorp Ltd	36,000	47,180
Sands China Ltd	11,236	49,350
Wynn Macau Ltd (a)	27,200	45,682
		$294,612

Machinery — Construction & Mining — 0.74%
Epiroc AB, Class A	2,659	48,364
Hitachi Ltd	3,200	125,980
Metso Outotec OYJ	10,150	101,368
Mitsubishi Electric Corp	7,000	105,554
Mitsubishi Heavy Industries Ltd	2,800	85,582
		$466,848

Machinery — Diversified — 1.96%
Atlas Copco AB, Class A	2,972	152,111
Beijer Ref AB	1,163	53,205
GEA Group AG	2,036	72,828
Hexagon AB, Class B	1,032	94,049
Husqvarna AB	3,491	45,188
Keyence Corp	600	337,030
KION Group AG	835	72,589
Kone OYJ, Class B	1,541	125,115
Kubota Corp	3,400	74,121
SMC Corp	200	121,931
Valmet Oyj	2,879	82,160
		$1,230,327

Media — 1.12%
Bollore SA	19,087	78,860
Informa PLC (a)	15,534	116,623
Pearson PLC (b)	10,654	99,130
Quebecor Inc, Class B	3,224	82,974
RTL Group SA (a)	1,809	87,824
Shaw Communications Inc	4,200	73,712
Telenet Group Holding NV	1,842	78,940

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
Vivendi SA	2,565	$82,663
		$700,726

Metal Fabrication & Hardware — 0.26%
SKF AB, Class B	1,864	48,347
Tenaris SA	14,312	115,815
		$164,162

Mining — 2.19%
Barrick Gold Corp	5,783	131,752
BHP Group Ltd	9,802	320,637
BHP Group PLC	6,218	163,685
Evolution Mining Ltd	14,411	55,440
Kirkland Lake Gold Ltd	1,597	65,993
Newcrest Mining Ltd	2,663	52,927
Northern Star Resources Ltd	6,075	59,434
Polymetal International PLC	3,452	79,519
Rio Tinto Ltd	881	77,314
Rio Tinto PLC	4,924	368,326
		$1,375,027

Miscellaneous Manufacture — 0.90%
Aalberts NV	1,982	88,281
Alfa Laval AB (a)	1,739	47,831
JSR Corp	2,600	72,368
Siemens AG	2,484	356,624
		$565,104

Office & Business Equipment — 0.32%
FUJIFILM Holdings Corp	1,300	68,466
Ricoh Co Ltd	8,800	57,698
Seiko Epson Corp	5,200	77,102
		$203,266

Oil & Gas — 3.69%
BP PLC	63,251	220,391
Canadian Natural Resources Ltd	5,051	121,384
Cenovus Energy Inc	19,924	121,307
DCC PLC	970	68,685
ENEOS Holdings Inc	16,700	59,907
Eni SpA	9,129	95,331
Equinor ASA	1,674	28,299
Galp Energia SGPS SA	7,708	82,432
Imperial Oil Ltd	6,450	122,423
Inpex Corp	11,100	59,770
Lundin Energy AB	1,930	52,146
Oil Search Ltd	31,495	90,083
Royal Dutch Shell PLC, Class A	25,552	453,482
Santos Ltd	17,047	82,403
Suncor Energy Inc	6,395	107,262
TOTAL SE	10,823	466,734
Woodside Petroleum Ltd	4,727	82,871
		$2,314,910

Packaging & Containers — 0.69%
CCL Industries Inc, Class B	2,024	91,890
DS Smith PLC (a)	19,859	101,731
Huhtamaki OYJ	1,449	74,808
SIG Combibloc Group AG	6,996	162,315
		$430,744

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals — 8.42%
Astellas Pharma Inc	4,100	$63,294
AstraZeneca PLC	2,990	299,466
Bayer AG	3,015	177,368
Chugai Pharmaceutical Co Ltd	2,200	117,250
Daiichi Sankyo Co Ltd	2,400	82,165
Eisai Co Ltd	700	49,977
GlaxoSmithKline PLC	21,278	390,491
Hikma Pharmaceuticals PLC	2,258	77,751
Ipsen SA	683	56,655
Medipal Holdings Corp	3,200	60,061
Merck KGaA	1,412	242,100
Novartis AG	9,381	886,390
Novo Nordisk A/S, Class B	8,712	610,100
Ono Pharmaceutical Co Ltd	1,900	57,190
Orion OYJ, Class B	1,578	72,349
Otsuka Holdings Co Ltd	1,400	59,902
Recordati Industria Chimica e Farmaceutica SpA	1,395	77,251
Roche Holding AG	3,158	1,102,250
Sanofi	3,549	341,215
Shionogi & Co Ltd	1,100	60,031
Sumitomo Dainippon Pharma Co Ltd	4,515	66,596
Taisho Pharmaceutical Holdings Co Ltd	900	60,578
Takeda Pharmaceutical Co Ltd	5,300	192,741
Teva Pharmaceutical Industries Ltd (a)	2,189	20,811
UCB SA	629	64,916
		$5,288,898

Pipelines — 0.69%
Enbridge Inc	6,754	216,007
Pembina Pipeline Corp	3,800	89,858
TC Energy Corp	3,153	128,186
		$434,051

Real Estate — 1.25%
Aroundtown SA	14,184	106,047
CapitaLand Ltd	13,000	32,264
CK Asset Holdings Ltd	9,516	48,854
Daito Trust Construction Co Ltd	700	65,353
Henderson Land Development Co Ltd	12,000	46,824
Hongkong Land Holdings Ltd	6,900	28,497
Hulic Co Ltd	6,300	69,129
Mitsubishi Estate Co Ltd	3,900	62,586
Mitsui Fudosan Co Ltd	3,400	71,075
Sumitomo Realty & Development Co Ltd	2,000	61,614
Sun Hung Kai Properties Ltd	3,500	45,147
Swiss Prime Site AG	1,494	146,649
		$784,039

REITs — 1.56%
British Land Co PLC/The	17,342	115,968
CapitaLand Mall Trust	18,300	29,909
Covivio	1,012	93,156
Derwent London PLC	2,269	96,065
Gecina SA	541	83,473
Goodman Group	4,618	67,324
ICADE	1,269	97,512
Inmobiliaria Colonial Socimi SA	8,625	84,557
Klepierre SA	5,087	114,286
Link REIT	5,300	48,266
Scentre Group	37,812	81,040
Stockland	22,007	70,919
		$982,475

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail — 3.58%
ABC-Mart Inc	1,200	$66,709
Alimentation Couche-Tard Inc, Class B	6,748	229,970
B&M European Value Retail SA	12,952	91,429
Canadian Tire Corp Ltd, Class A	767	100,827
Cie Financiere Richemont SA	1,878	169,875
Cosmos Pharmaceutical Corp	300	48,462
Dollarama Inc	2,032	82,819
Domino's Pizza Enterprises Ltd	1,046	69,900
Fielmann AG (a)	891	72,330
Hennes & Mauritz AB, Class B (a)	2,235	46,723
Industria de Diseno Textil SA	7,676	244,187
JD Sports Fashion PLC (a)	7,206	84,746
Lawson Inc	1,300	60,496
Man Wah Holdings Ltd	32,800	71,164
Next PLC (a)	985	95,448
Nitori Holdings Co Ltd	300	62,815
Pandora A/S	1,106	123,627
Restaurant Brands International Inc	1,365	83,461
Sugi Holdings Co Ltd	900	60,142
Sundrug Co Ltd	1,600	63,842
Tsuruha Holdings Inc	400	56,869
USS Co Ltd	3,300	66,668
Welcia Holdings Co Ltd	1,400	52,811
Wesfarmers Ltd	3,697	143,650
		$2,248,970

Semiconductors — 1.67%
Advantest Corp	1,300	97,322
ams AG (a)	3,132	68,492
ASM International NV	500	109,918
ASML Holding NV	1,196	580,858
Infineon Technologies AG	199	7,631
Tokyo Electron Ltd	500	185,947
		$1,050,168

Shipbuilding — 0.14%
Wartsila OYJ Abp	9,084	90,444

Software — 1.08%
Dassault Systemes SE	499	101,285
Nemetschek SE	191	14,093
Nexon Co Ltd	2,500	76,994
SAP SE	3,417	447,577
TeamViewer AG (a),(c)	394	21,097
TIS Inc	800	16,379
		$677,425

Telecommunications — 5.11%
1&1 Drillisch AG	3,226	80,555
BCE Inc	5,512	235,697
BT Group PLC	59,445	107,507
Deutsche Telekom AG	17,294	315,957
Elisa OYJ	1,210	66,327
Hikari Tsushin Inc	300	70,253
KDDI Corp	9,500	282,088
Koninklijke KPN NV	30,401	92,366
Nippon Telegraph & Telephone Corp	14,200	363,819
Nokia OYJ (a)	18,164	69,921
Orange SA	6,873	81,731
Proximus SADP	3,906	77,350
Rogers Communications Inc, Class B	2,022	94,134
Softbank Corp	5,300	66,369
SoftBank Group Corp	3,200	249,727

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Telecommunications (continued)
Spark New Zealand Ltd	8,831	$29,863
Swisscom AG	255	137,423
Telecom Italia SpA/Milano	178,404	82,253
Telefonaktiebolaget LM Ericsson, Class B	1,043	12,378
Telefonica Deutschland Holding AG	27,877	76,796
Telefonica SA	20,761	82,302
Telekom Austria AG	10,119	78,251
Telenor ASA	1,426	24,265
Telstra Corp Ltd	29,807	68,479
TELUS Corp	4,600	91,104
Vodafone Group PLC	165,755	274,135
		$3,211,050

Toys, Games & Hobbies — 0.61%
Nintendo Co Ltd	600	382,529

Transportation — 2.37%
AP Moller - Maersk A/S, Class B	51	113,805
Aurizon Holdings Ltd	19,556	58,799
Canadian National Railway Co	1,986	218,337
Canadian Pacific Railway Ltd	794	275,414
Central Japan Railway Co	700	98,910
Deutsche Post AG	5,460	270,144
DSV PANALPINA A/S	675	113,010
Kuehne + Nagel International AG	698	158,317
SG Holdings Co Ltd	2,400	65,361
Tokyu Corp	4,600	57,068
Yamato Holdings Co Ltd	2,300	58,605
		$1,487,770

Water — 0.13%
Veolia Environnement SA	3,303	80,743
TOTAL COMMON STOCKS		$61,917,097
PREFERRED STOCKS — 1.08%	Shares Held	Value

Auto Manufacturers — 0.52%
Volkswagen AG
2.84%, 09/29/2023	1,750	$325,857

Chemicals — 0.13%
Fuchs Petrolub SE
1.88%, 07/09/2021	1,402	79,540

Household Products/Wares — 0.43%
Henkel AG & Co KGaA
1.98%, 08/07/2022	2,415	272,311
TOTAL PREFERRED STOCKS		$677,708
INVESTMENT COMPANIES — 0.81%	Shares Held	Value

Money Market Funds — 0.81%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(f),(g),(h)	214,164	$214,164
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (h)	290,504	290,504
TOTAL INVESTMENT COMPANIES		$504,668
Total Investments		$63,099,473
Other Assets and Liabilities — (0.50)%		(311,984)

Total Net Assets — 100.00%		$62,787,489

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $860,715 or 1.37% of net assets.
(d)	The value of these investments was determined using significant unobservable inputs.
(e)	Fair value of the investment is determined in good faith by the Advisor under procedures established and periodically reviewed by the Board of Trustees. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. As of December 31, 2020, the fair value of these securities totaled $0 or 0.00% of net assets.
(f)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $214,164 or 0.34% of net assets.
(g)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(h) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Location	Percent
Japan	22.16%
Switzerland	11.31%
United Kingdom	10.84%
Canada	10.02%
France	9.56%
Germany	8.04%
Australia	5.52%
Netherlands	3.97%
Sweden	2.57%
Denmark	2.53%
Spain	2.42%
Italy	2.38%
Hong Kong	2.22%
Finland	1.48%
Belgium	1.17%
United States	0.80%
Austria	0.73%
Luxembourg	0.49%
Singapore	0.45%
Ireland	0.42%
Portugal	0.25%
Macau	0.25%
Norway	0.25%
Israel	0.16%
New Zealand	0.15%
Cyprus	0.13%
Jordan	0.12%
Cambodia	0.08%
Czech Republic	0.03%
Other Assets and Liabilities	(0.50)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
December 31, 2020 (unaudited)

	June 30, 2020		Purchases	Sales	December 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$158,531		$3,011,704	$2,956,071	$214,164
	$158,531		$3,011,704	$2,956,071	$214,164

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2020 (unaudited)

	Principal
BONDS — 98.01%	Amount	Value

Aerospace & Defense — 2.74%
Boeing Co/The
2.70%, 02/01/2027	$4,435,000	$4,613,052
2.80%, 03/01/2024	300,000	315,044
3.25%, 02/01/2028	1,155,000	1,239,141
3.50%, 03/01/2039	350,000	354,090
4.88%, 05/01/2025	335,000	381,869
L3Harris Technologies Inc
1.80%, 01/15/2031	845,000	857,793
Lockheed Martin Corp
1.85%, 06/15/2030	180,000	188,846
Raytheon Technologies Corp
3.50%, 03/15/2027	930,000	1,061,463
5.40%, 05/01/2035	75,000	103,122
		$9,114,420

Agriculture — 3.36%
Altria Group Inc
2.35%, 05/06/2025	960,000	1,019,986
5.80%, 02/14/2039	345,000	454,563
5.95%, 02/14/2049	120,000	168,115
BAT Capital Corp
2.26%, 03/25/2028	2,500,000	2,595,115
3.22%, 08/15/2024	2,380,000	2,576,641
3.22%, 09/06/2026	440,000	484,604
3.56%, 08/15/2027	2,360,000	2,627,810
Philip Morris International Inc
0.88%, 05/01/2026	1,120,000	1,124,653
Reynolds American Inc
5.85%, 08/15/2045	95,000	121,481
		$11,172,968

Airlines — 1.73%
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	706,563	711,087
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025 (a)	550,000	587,872
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 11/15/2033	221,587	221,437
Southwest Airlines Co
4.75%, 05/04/2023	1,375,000	1,494,465
5.13%, 06/15/2027	1,130,000	1,344,265
5.25%, 05/04/2025	210,000	243,214
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028	538,576	547,019
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 11/01/2033	201,972	194,866
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027	435,435	402,939
		$5,747,164

Auto Manufacturers — 1.88%
General Motors Financial Co Inc
1.70%, 08/18/2023	2,000,000	2,051,507
3.95%, 04/13/2024	3,650,000	3,975,622
6.25%, 10/02/2043	170,000	229,325
		$6,256,454

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks — 21.02%
Australia & New Zealand Banking Group Ltd
(5-year Treasury Constant Maturity Rate + 1.70%),
2.57%, 11/25/2035 (a),(b)	$1,695,000	$1,729,189
Banco Santander SA
2.75%, 12/03/2030	1,800,000	1,855,308
Bank of America Corp
2.68%, 06/19/2041 (c)	4,195,000	4,370,756
2.83%, 10/24/2051 (c)	500,000	521,537
(3-month USD LIBOR + 1.19%),
2.88%, 10/22/2030 (b)	535,000	587,489
(3-month USD LIBOR + 1.18%),
3.19%, 07/23/2030 (b)	465,000	521,121
(3-month USD LIBOR + 0.97%),
3.46%, 03/15/2025 (b)	15,000	16,332
4.20%, 08/26/2024	225,000	251,883
4.25%, 10/22/2026	1,310,000	1,536,587
Bank of Montreal
(5-year Swap rate + 1.43%),
3.80%, 12/15/2032 (b)	1,295,000	1,467,872
Barclays PLC
(3-month USD LIBOR + 2.45%),
2.85%, 05/07/2026 (b)	2,400,000	2,577,457
5.20%, 05/12/2026	400,000	465,088
BNP Paribas SA
2.22%, 06/09/2026 (a),(c)	2,250,000	2,354,921
Citigroup Inc
(3-month USD LIBOR + 1.15%),
3.52%, 10/27/2028 (b)	2,040,000	2,306,332
Credit Suisse Group AG
(5-year Treasury Constant Maturity Rate + 4.89%),
5.25%, 02/11/2027 (a),(b),(d)	3,715,000	3,928,613
First Republic Bank
4.63%, 02/13/2047	2,235,000	2,950,083
Goldman Sachs Group Inc/The
3.85%, 01/26/2027	2,160,000	2,464,981
HSBC Holdings PLC
1.59%, 05/24/2027 (c)	4,410,000	4,484,605
JPMorgan Chase & Co
3.11%, 04/22/2041 (c)	750,000	838,325
5.50%, 10/15/2040	1,280,000	1,882,223
Morgan Stanley
0.99%, 12/10/2026 (c)	1,925,000	1,939,326
2.19%, 04/28/2026 (c)	250,000	264,061
3.62%, 04/01/2031 (c)	285,000	331,484
(3-month USD LIBOR + 3.81%),
4.05%, 04/15/2021 (b),(d)	3,325,000	3,291,750
5.00%, 11/24/2025	1,515,000	1,810,924
National Australia Bank Ltd
2.33%, 08/21/2030 (a)	1,995,000	2,028,172
Natwest Group PLC
5.13%, 05/28/2024	3,550,000	4,010,762
(5-year Treasury Constant Maturity Rate + 5.63%),
6.00%, 12/29/2025 (b),(d)	2,165,000	2,371,476
NatWest Markets PLC
2.38%, 05/21/2023 (a)	500,000	520,136
Santander UK Group Holdings PLC
(1-year Treasury Constant Maturity Rate + 1.25%),
1.53%, 08/21/2026 (b)	3,000,000	3,045,229
Societe Generale SA
(1-year Treasury Constant Maturity Rate + 1.10%),
1.49%, 12/14/2026 (a),(b)	1,505,000	1,518,295

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Standard Chartered PLC
(3-month USD LIBOR + 1.21%),
2.82%, 01/30/2026 (a),(b)	$1,900,000	$2,012,590
(5-year Treasury Constant Maturity Rate + 2.30%),
3.27%, 02/18/2036 (a),(b)	1,540,000	1,612,351
6.00%, 07/26/2025 (a),(c),(d)	1,335,000	1,426,781
US Bancorp
3.00%, 07/30/2029	300,000	335,071
Wells Fargo & Co
2.39%, 06/02/2028 (c)	860,000	915,575
3.07%, 04/30/2041 (c)	1,685,000	1,832,941
3.75%, 01/24/2024	650,000	709,598
4.40%, 06/14/2046	290,000	363,032
Westpac Banking Corp
2.96%, 11/16/2040	2,034,000	2,165,954
(5-year Treasury Constant Maturity Rate + 2.00%),
4.11%, 07/24/2034 (b)	220,000	251,048
		$69,867,258

Beverages — 2.96%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
3.65%, 02/01/2026	1,075,000	1,215,147
4.90%, 02/01/2046	385,000	500,589
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038	2,800,000	3,466,954
4.60%, 04/15/2048	360,000	455,545
5.45%, 01/23/2039	295,000	400,770
Constellation Brands Inc
2.88%, 05/01/2030	150,000	164,367
3.70%, 12/06/2026	2,630,000	3,009,856
4.40%, 11/15/2025	525,000	609,597
		$9,822,825

Biotechnology — 0.77%
Amgen Inc
2.20%, 02/21/2027	1,090,000	1,168,494
3.38%, 02/21/2050	465,000	519,535
Gilead Sciences Inc
1.20%, 10/01/2027	875,000	881,061
		$2,569,090

Chemicals — 1.07%
DuPont de Nemours Inc
5.32%, 11/15/2038	1,425,000	1,930,030
Nutrition & Biosciences Inc
1.23%, 10/01/2025 (a)	495,000	500,254
1.83%, 10/15/2027 (a)	670,000	690,545
2.30%, 11/01/2030 (a)	435,000	448,060
		$3,568,889

Commercial Services — 0.71%
CoStar Group Inc
2.80%, 07/15/2030 (a)	1,010,000	1,049,426
Global Payments Inc
2.65%, 02/15/2025	1,230,000	1,317,188
		$2,366,614

Computers — 1.19%
Apple Inc
4.65%, 02/23/2046	1,790,000	2,544,406

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Computers (continued)
Dell International LLC / EMC Corp
4.90%, 10/01/2026 (a)	$1,005,000	$1,186,742
8.35%, 07/15/2046 (a)	155,000	234,487
		$3,965,635

Construction Materials — 0.45%
Carrier Global Corp
2.24%, 02/15/2025	400,000	423,265
Martian Marietta Material Inc
2.50%, 03/15/2030	1,015,000	1,081,447
		$1,504,712

Diversified Financial Services — 6.56%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.15%, 02/15/2024	5,000,000	5,241,318
Air Lease Corp
2.88%, 01/15/2026	1,860,000	1,968,129
3.38%, 07/01/2025	1,080,000	1,161,430
Ally Financial Inc
4.63%, 03/30/2025	1,310,000	1,493,160
5.75%, 11/20/2025	750,000	873,181
5.80%, 05/01/2025	3,265,000	3,877,026
Blackstone Holdings Finance Co LLC
2.80%, 09/30/2050 (a)	810,000	826,862
Brookfield Finance Inc
3.45%, 04/15/2050	340,000	360,927
4.00%, 04/01/2024	950,000	1,042,803
4.85%, 03/29/2029	1,130,000	1,384,293
GE Capital International Funding Co Unlimited Co
4.42%, 11/15/2035	480,000	572,902
Nuveen Finance LLC
4.13%, 11/01/2024 (a)	2,650,000	2,986,657
		$21,788,688

Electric — 6.71%
Alabama Power Co
3.45%, 10/01/2049	655,000	768,480
American Electric Power Co Inc
1.00%, 11/01/2025	500,000	505,951
CMS Energy Corp
3.00%, 05/15/2026	445,000	490,500
Commonwealth Edison Co
4.00%, 03/01/2049	1,490,000	1,907,383
Dominion Energy Inc
4.25%, 06/01/2028	455,000	545,734
DTE Electric Co
3.95%, 03/01/2049	330,000	428,053
DTE Energy Co
3.40%, 06/15/2029	1,295,000	1,468,061
Duke Energy Florida LLC
3.80%, 07/15/2028	800,000	938,978
Duke Energy Ohio Inc
4.30%, 02/01/2049	455,000	588,465
Evergy Inc
2.90%, 09/15/2029	780,000	854,983
Florida Power & Light Co
3.15%, 10/01/2049	450,000	518,644
Georgia Power Co
3.70%, 01/30/2050	120,000	143,605
MidAmerican Energy Co
3.15%, 04/15/2050	750,000	862,210

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Electric (continued)
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029	$1,595,000	$1,737,709
3.50%, 04/01/2029	560,000	641,157
NRG Energy Inc
2.00%, 12/02/2025 (a)	275,000	285,169
2.45%, 12/02/2027 (a)	590,000	621,167
Pacific Gas and Electric Co
1.75%, 06/16/2022	905,000	907,554
Public Service Co of Colorado
4.05%, 09/15/2049	310,000	403,341
Southern California Edison Co
4.88%, 03/01/2049	705,000	930,358
Southern Co/The
(3-month USD LIBOR + 3.63%),
5.50%, 03/15/2057 (b)	2,045,000	2,126,094
Tucson Electric Power Co
4.85%, 12/01/2048	410,000	558,304
Virginia Electric & Power Co
2.45%, 12/15/2050	475,000	477,992
3.80%, 04/01/2028	1,095,000	1,281,501
4.60%, 12/01/2048	300,000	422,213
WEC Energy Group Inc
1.38%, 10/15/2027	1,030,000	1,043,246
Xcel Energy Inc
2.60%, 12/01/2029	790,000	854,671
		$22,311,523

Environmental Control — 0.17%
Waste Management Inc
1.15%, 03/15/2028	550,000	551,572

Food — 1.12%
Mars Inc
2.38%, 07/16/2040 (a)	1,485,000	1,520,894
McCormick & Co Inc
3.15%, 08/15/2024	1,350,000	1,463,516
Sysco Corp
6.60%, 04/01/2050	470,000	723,876
		$3,708,286

Gas — 1.72%
CenterPoint Energy Resources Corp
1.75%, 10/01/2030	1,825,000	1,842,597
Dominion Energy Gas Holdings LLC
3.00%, 11/15/2029	170,000	188,326
NiSource Inc
0.95%, 08/15/2025	1,510,000	1,519,120
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029	1,240,000	1,423,447
Southern California Gas Co
2.55%, 02/01/2030	690,000	747,501
		$5,720,991

Healthcare — Products — 0.99%
Abbott Laboratories
4.90%, 11/30/2046	830,000	1,230,479
Boston Scientific Corp
2.65%, 06/01/2030	1,880,000	2,013,673

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Healthcare — Products (continued)
Medtronic Inc
4.63%, 03/15/2045	$39,000	$55,332
		$3,299,484

Healthcare — Services — 0.43%
Centene Corp
3.38%, 02/15/2030	290,000	305,106
UnitedHealth Group Inc
2.75%, 05/15/2040	895,000	970,919
3.50%, 08/15/2039	120,000	142,754
		$1,418,779

Insurance — 4.43%
AIA Group Ltd
3.20%, 09/16/2040 (a)	595,000	623,786
American International Group Inc
4.50%, 07/16/2044	1,165,000	1,492,811
Arch Capital Group Ltd
3.64%, 06/30/2050	1,300,000	1,512,904
Athene Global Funding
2.55%, 11/19/2030 (a)	1,210,000	1,210,910
Markel Corp
3.35%, 09/17/2029	25,000	28,108
4.30%, 11/01/2047	1,385,000	1,752,627
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050 (a)	185,000	202,096
New York Life Insurance Co
3.75%, 05/15/2050 (a)	705,000	843,345
Progressive Corp/The
3.95%, 03/26/2050	440,000	570,649
Swiss Re Finance Luxembourg SA
(5-year Treasury Constant Maturity Rate + 3.58%),
5.00%, 04/02/2049 (a),(b)	200,000	232,803
Willis North America Inc
3.88%, 09/15/2049	600,000	731,583
XLIT Ltd
4.45%, 03/31/2025	2,920,000	3,332,277
5.50%, 03/31/2045	1,575,000	2,203,423
		$14,737,322

Internet — 1.24%
Alphabet Inc
2.25%, 08/15/2060	585,000	565,677
Amazon.com Inc
2.70%, 06/03/2060	470,000	502,590
Expedia Group Inc
3.60%, 12/15/2023 (a)	805,000	857,892
3.80%, 02/15/2028	975,000	1,047,280
4.63%, 08/01/2027 (a)	1,015,000	1,133,760
		$4,107,199

Iron & Steel — 0.30%
Nucor Corp
2.70%, 06/01/2030	165,000	181,439
Vale Overseas Ltd
3.75%, 07/08/2030	745,000	828,820
		$1,010,259

Machinery — Diversified — 0.37%
CNH Industrial Capital LLC
1.95%, 07/02/2023	1,180,000	1,214,746

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Media — 6.21%
Charter Communications Operating LLC / Charter Communications Operating
Capital
3.70%, 04/01/2051	$1,985,000	$2,061,333
4.80%, 03/01/2050	375,000	447,900
4.91%, 07/23/2025	1,905,000	2,212,558
Comcast Corp
2.80%, 01/15/2051	450,000	469,119
3.75%, 04/01/2040	515,000	622,133
3.95%, 10/15/2025	985,000	1,131,647
3.97%, 11/01/2047	1,390,000	1,742,949
4.60%, 10/15/2038	670,000	882,943
Discovery Communications LLC
4.00%, 09/15/2055 (a)	1,735,000	1,941,983
Fox Corp
5.58%, 01/25/2049	495,000	723,560
Time Warner Cable LLC
5.88%, 11/15/2040	1,350,000	1,801,925
ViacomCBS Inc
2.90%, 01/15/2027	3,030,000	3,324,825
4.95%, 05/19/2050	200,000	259,064
5.25%, 04/01/2044	1,165,000	1,513,909
Walt Disney Co/The
3.50%, 05/13/2040	1,275,000	1,498,753
		$20,634,601

Mining — 1.21%
Newmont Corp
2.25%, 10/01/2030	1,435,000	1,510,235
Teck Resources Ltd
3.90%, 07/15/2030	760,000	846,406
5.40%, 02/01/2043	1,390,000	1,660,166
		$4,016,807

Miscellaneous Manufacture — 0.74%
General Electric Co
3.45%, 05/01/2027	940,000	1,063,183
5.88%, 01/14/2038	1,030,000	1,395,998
		$2,459,181

Oil & Gas — 3.58%
BP Capital Markets America Inc
3.59%, 04/14/2027	1,365,000	1,552,460
4.23%, 11/06/2028	25,000	29,877
Canadian Natural Resources Ltd
4.95%, 06/01/2047	330,000	419,121
Chevron Corp
2.00%, 05/11/2027	1,235,000	1,309,705
Exxon Mobil Corp
2.44%, 08/16/2029	905,000	982,370
3.00%, 08/16/2039	280,000	303,922
Marathon Oil Corp
4.40%, 07/15/2027	1,390,000	1,545,167
6.60%, 10/01/2037	314,000	388,129
Occidental Petroleum Corp
2.90%, 08/15/2024	810,000	779,625
3.20%, 08/15/2026	420,000	392,700
Shell International Finance BV
3.13%, 11/07/2049	280,000	309,288
Total Capital International SA
2.83%, 01/10/2030	1,535,000	1,710,563

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Oil & Gas (continued)
WPX Energy Inc
4.50%, 01/15/2030	$2,055,000	$2,178,300
		$11,901,227

Packaging & Containers — 0.11%
WRKCo Inc
3.00%, 06/15/2033	325,000	357,067

Pharmaceuticals — 6.26%
Bayer US Finance II LLC
3.38%, 07/15/2024 (a)	250,000	270,279
4.25%, 12/15/2025 (a)	2,650,000	3,029,163
4.38%, 12/15/2028 (a)	885,000	1,040,952
Becton Dickinson and Co
3.36%, 06/06/2024	275,000	298,946
3.70%, 06/06/2027	1,235,000	1,417,300
4.67%, 06/06/2047	180,000	236,350
4.69%, 12/15/2044	1,354,000	1,747,761
Bristol-Myers Squibb Co
4.13%, 06/15/2039	1,295,000	1,650,033
4.25%, 10/26/2049	1,065,000	1,440,206
Cigna Corp
4.38%, 10/15/2028	3,330,000	4,024,927
4.90%, 12/15/2048	50,000	68,757
CVS Health Corp
5.05%, 03/25/2048	3,000,000	4,065,835
Pfizer Inc
2.55%, 05/28/2040	705,000	752,998
Viatris Inc
2.30%, 06/22/2027 (a)	170,000	180,986
Zoetis Inc
3.90%, 08/20/2028	500,000	589,055
		$20,813,548

Pipelines — 3.69%
Energy Transfer Operating LP
3.75%, 05/15/2030	1,670,000	1,801,350
5.15%, 03/15/2045	100,000	108,369
6.25%, 04/15/2049	320,000	387,059
Enterprise Products Operating LLC
3.95%, 01/31/2060	440,000	487,063
4.20%, 01/31/2050	1,255,000	1,474,376
MPLX LP
4.00%, 03/15/2028	70,000	80,539
4.88%, 12/01/2024	735,000	843,476
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (a)	3,000,000	3,555,833
5.00%, 03/15/2027	460,000	542,370
5.75%, 05/15/2024	2,620,000	2,995,426
		$12,275,861

Private Equity — 0.39%
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050 (a)	1,160,000	1,287,372

REITs — 2.88%
Alexandria Real Estate Equities Inc
4.70%, 07/01/2030	330,000	409,910
American Campus Communities Operating Partnership LP
3.88%, 01/30/2031	3,415,000	3,866,496
Crown Castle International Corp
4.15%, 07/01/2050	200,000	243,098

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

REITs (continued)
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030	$845,000	$923,022
Healthpeak Properties Inc
2.88%, 01/15/2031	1,255,000	1,352,672
Prologis LP
3.00%, 04/15/2050	195,000	215,536
Spirit Realty LP
3.20%, 02/15/2031	1,655,000	1,758,697
VEREIT Operating Partnership LP
3.10%, 12/15/2029	760,000	819,962
		$9,589,393

Retail — 0.28%
Home Depot Inc/The
3.30%, 04/15/2040	510,000	601,087
Walmart Inc
4.05%, 06/29/2048	245,000	332,476
		$933,563

Semiconductors — 3.61%
Applied Materials Inc
1.75%, 06/01/2030	595,000	617,466
Broadcom Inc
3.15%, 11/15/2025	1,850,000	2,020,111
4.70%, 04/15/2025	285,000	326,601
Lam Research Corp
4.00%, 03/15/2029	720,000	863,709
4.88%, 03/15/2049	45,000	65,046
Micron Technology Inc
2.50%, 04/24/2023	240,000	250,084
4.19%, 02/15/2027	1,830,000	2,142,116
NVIDIA Corp
3.50%, 04/01/2040	2,180,000	2,618,001
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 (a)	100,000	107,630
3.15%, 05/01/2027 (a)	900,000	992,297
Xilinx Inc
2.38%, 06/01/2030	735,000	771,580
2.95%, 06/01/2024	1,130,000	1,215,377
		$11,990,018

Software — 3.13%
Activision Blizzard Inc
2.50%, 09/15/2050	2,685,000	2,624,309
Fiserv Inc
3.50%, 07/01/2029	1,775,000	2,026,795
4.40%, 07/01/2049	705,000	944,334
Microsoft Corp
2.53%, 06/01/2050	1,615,000	1,703,089
Oracle Corp
2.80%, 04/01/2027	1,515,000	1,670,860
salesforce.com Inc
3.70%, 04/11/2028	1,220,000	1,439,500
		$10,408,887

Telecommunications — 3.77%
AT&T Inc
3.50%, 06/01/2041	2,655,000	2,862,354
3.50%, 09/15/2053 (a)	390,000	390,572
3.50%, 02/01/2061	295,000	293,814
3.55%, 09/15/2055 (a)	2,064,000	2,056,993

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2020 (unaudited)

			Principal
BONDS (continued)			Amount	Value

Telecommunications (continued)
T-Mobile USA Inc
2.05%, 02/15/2028 (a)			$1,465,000	$1,523,834
Verizon Communications Inc
2.65%, 11/20/2040			625,000	631,104
2.99%, 10/30/2056 (a)			2,543,000	2,559,817
3.00%, 11/20/2060			1,090,000	1,100,947
Vodafone Group PLC
4.88%, 06/19/2049			820,000	1,095,849
				$12,515,284

Transportation — 0.23%
FedEx Corp
4.10%, 02/01/2045			635,000	749,218
TOTAL BONDS				$325,756,905
INVESTMENT COMPANIES — 1.42%			Shares Held	Value

Money Market Fund — 1.42%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)			4,704,181	$4,704,181
TOTAL INVESTMENT COMPANIES				$4,704,181
Total Investments				$330,461,086
Other Assets and Liabilities — 0.57%				1,905,940

Total Net Assets — 100.00%				$332,367,026

(a)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $52,111,486 or 15.68% of net assets.
(b)		Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)		Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d)		Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		35.29%
Consumer, Non-cyclical		16.60%
Communications		11.21%
Utilities		8.43%
Technology		7.93%
Energy		7.27%
Industrial		4.80%
Consumer, Cyclical		3.89%
Basic Materials		2.59%
Money Market Fund		1.42%
Other Assets and Liabilities		0.57%
TOTAL NET ASSETS		100.00%

Futures Contracts

			Value and Unrealized
Description and Expiration Date	Type	Contracts Notional Amount Appreciation/(Depreciation)
U.S. Treasury Ultra Long Bonds; March
2021	Short	20	$4,271,250	$34,589

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2020 (unaudited)

	June 30, 2020		Purchases	Sales	December 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$600,345		$4,150,678	$4,751,023	$—
	$600,345		$4,150,678	$4,751,023	$—

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
December 31, 2020 (unaudited)

COMMON STOCKS — 99.91%	Shares Held	Value

Apparel — 5.40%
adidas AG (a)	987	$359,198
boohoo Group PLC (a)	47,563	223,096
Carter's Inc	1,708	160,672
Deckers Outdoor Corp (a)	835	239,461
Fila Holdings Corp	4,637	186,539
Gildan Activewear Inc	8,908	249,066
Hanesbrands Inc	14,297	208,450
Kering SA	428	310,792
Levi Strauss & Co, Class A	9,050	181,724
LVMH Moet Hennessy Louis Vuitton SE	601	375,109
Puma SE (a)	3,794	427,712
Tapestry Inc	8,688	270,023
Urban Outfitters Inc (a)	34,044	871,526
		$4,063,368

Beverages — 1.07%
Brown-Forman Corp, Class B	4,058	322,327
Davide Campari-Milano NV	30,813	351,583
Treasury Wine Estates Ltd	18,331	132,843
		$806,753

Chemicals — 1.17%
Givaudan SA	209	880,572

Commercial Services — 10.62%
Adyen NV (a),(b)	764	1,778,014
Bright Horizons Family Solutions Inc (a)	2,204	381,270
China Yuhua Education Corp Ltd (b)	978,000	851,537
Global Payments Inc	1,558	335,624
GMO Payment Gateway Inc	1,600	214,459
New Oriental Education & Technology Group Inc ADR (a)	4,480	832,429
PayPal Holdings Inc (a)	6,742	1,578,976
Square Inc, Class A (a)	4,282	931,935
StoneCo Ltd, Class A (a)	5,169	433,783
TAL Education Group ADR (a)	9,095	650,383
		$7,988,410

Computers — 2.69%
Apple Inc	15,239	2,022,063

Construction Materials — 1.42%
Fortune Brands Home & Security Inc	5,142	440,772
Masco Corp	6,417	352,486
Patrick Industries Inc	3,987	272,512
		$1,065,770

Diversified Financial Services — 4.03%
Discover Financial Services	20,349	1,842,195
LexinFintech Holdings Ltd ADR (a)	12,678	84,943
Pagseguro Digital Ltd, Class A (a)	5,821	331,098
PROG Holdings, Inc.	5,827	313,900
XP Inc, Class A (a)	11,547	458,070
		$3,030,206

Electronics — 0.48%
Garmin Ltd	3,003	359,339

Food — 1.52%
Kroger Co/The	32,253	1,024,355
Sprouts Farmers Market Inc (a)	6,052	121,645
		$1,146,000

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders — 0.60%
DR Horton Inc	6,552	$451,564

Home Furnishings — 2.45%
Sleep Number Corp (a)	5,871	480,600
Sony Corp	10,900	1,085,725
Tempur Sealy International Inc (a)	10,320	278,640
		$1,844,965

Internet — 30.23%
AfreecaTV Co Ltd	16,790	935,096
Alibaba Group Holding Ltd ADR (a)	4,993	1,162,021
Alphabet Inc, Class C (a)	834	1,461,068
Booking Holdings Inc (a)	167	371,954
eBay Inc	7,517	377,729
Expedia Group Inc	3,969	525,496
Facebook Inc, Class A (a)	5,823	1,590,611
Farfetch Ltd, Class A (a)	14,178	904,698
iQIYI Inc ADR (a)	27,200	475,456
JOYY Inc	13,666	1,093,007
Momo Inc ADR	5,193	72,494
Naspers Ltd, Class N	4,504	925,427
Netflix Inc (a)	2,586	1,398,328
Pinduoduo Inc ADR (a)	6,220	1,105,107
Rightmove PLC (a)	37,417	333,000
Roku Inc (a)	5,550	1,842,711
Snap Inc, Class A (a)	40,808	2,043,256
Spotify Technology SA (a)	5,998	1,887,331
Tencent Holdings Ltd	19,745	1,436,472
Tencent Music Entertainment Group ADR (a)	22,086	424,935
Trip.com Group Ltd ADR (a)	20,649	696,491
Wayfair Inc, Class A (a)	2,109	476,233
Yandex NV, Class A (a)	14,250	991,515
ZOZO Inc	8,300	204,898
		$22,735,334

Leisure Time — 0.71%
Camping World Holdings Inc, Class A (c)	20,589	536,343

Media — 4.51%
AMC Networks Inc, Class A (a),(c)	4,627	165,508
Comcast Corp, Class A	6,545	342,958
Fox Corp, Class B (a)	9,830	283,891
MSG Networks Inc, Class A (a)	11,022	162,464
Sirius XM Holdings Inc (c)	45,544	290,115
ViacomCBS Inc, Class B	15,970	595,042
Vivendi SA	10,502	338,449
Walt Disney Co/The (a)	6,691	1,212,276
		$3,390,703

REITs — 0.61%
Equity Residential	3,646	216,135
Essex Property Trust Inc	1,015	240,981
		$457,116

Retail — 19.68%
American Eagle Outfitters Inc	14,148	283,950
ANTA Sports Products Ltd	31,000	491,445
Bed Bath & Beyond Inc (c)	26,474	470,178
Children's Place Inc/The	5,745	287,825
Chipotle Mexican Grill Inc (a)	1,113	1,543,408
Dick's Sporting Goods Inc	5,297	297,744
Domino's Pizza Inc	2,246	861,251
Foot Locker Inc	5,097	206,123

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Hennes & Mauritz AB, Class B (a)	56,326	$1,177,509
Home Depot Inc/The	5,202	1,381,755
Industria de Diseno Textil SA	37,376	1,188,997
Li Ning Co Ltd	248,500	1,708,499
Lowe's Cos Inc	2,582	414,437
Lululemon Athletica Inc (a)	3,413	1,187,826
Pandora A/S	3,464	387,201
Qurate Retail Inc, Series A	36,325	398,485
Signet Jewelers Ltd	17,435	475,452
Starbucks Corp	3,419	365,765
Williams-Sonoma Inc	2,641	268,959
Zalando SE (a),(b)	12,642	1,406,340
		$14,803,149

Semiconductors — 1.70%
NVIDIA Corp	2,455	1,282,001

Software — 8.68%
Activision Blizzard Inc	10,868	1,009,094
Bilibili Inc ADR (a),(c)	20,702	1,774,575
Electronic Arts Inc	2,210	317,356
Fiserv Inc (a)	2,374	270,304
Microsoft Corp	6,156	1,369,217
NetEase Inc ADR	3,500	335,195
Pearl Abyss Corp (a)	750	179,716
Take-Two Interactive Software Inc (a)	6,110	1,269,597
		$6,525,054

Telecommunications — 1.79%
AT&T Inc	22,044	633,985
Xiaomi Corp, Class B (a),(b)	166,800	714,324
		$1,348,309

Textiles — 0.55%
Mohawk Industries Inc (a)	2,949	415,662
TOTAL COMMON STOCKS		$75,152,681
INVESTMENT COMPANIES — 1.64%	Shares Held	Value

Money Market Funds — 1.64%
Principal Government Money Market Fund - Institutional Class 0.00% (a),(d),(e),(f)	1,064,005	$1,064,005
State Street Institutional U.S. Government Money Market Fund - Institutional
Class 0.03% (f)	170,967	170,967
TOTAL INVESTMENT COMPANIES		$1,234,972
Total Investments		$76,387,653
Other Assets and Liabilities — (1.55)%		(1,166,892)

Total Net Assets — 100.00%		$75,220,761

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,750,215 or 6.32% of net assets.
(c) Security or a portion of the security was on loan at the end of the period.
(d)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $1,064,005 or 1.41% of net assets.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(f) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
December 31, 2020 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Communications			36.52%
Consumer, Cyclical			29.40%
Consumer, Non-cyclical			13.22%
Technology			13.07%
Financial			4.64%
Industrial			1.89%
Money Market Funds			1.64%
Basic Materials			1.17%
Other Assets and Liabilities			(1.55)%
TOTAL NET ASSETS			100.00%

	June 30, 2020		Purchases	Sales	December 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$736,189		$10,223,155	$9,895,339	$1,064,005
	$736,189		$10,223,155	$9,895,339	$1,064,005

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Quality ETF
December 31, 2020 (unaudited)

COMMON STOCKS — 99.79%	Shares Held	Value

Advertising — 0.21%
Omnicom Group Inc	1,045	$65,177

Aerospace & Defense — 1.71%
Lockheed Martin Corp	667	236,772
Teledyne Technologies Inc (a)	732	286,929
		$523,701

Apparel — 0.37%
NIKE Inc, Class B	811	114,732

Banks — 0.73%
M&T Bank Corp	1,764	224,557

Beverages — 2.72%
Brown-Forman Corp, Class B	4,030	320,103
Coca-Cola Co/The	3,239	177,627
Monster Beverage Corp (a)	2,775	256,632
PepsiCo Inc	549	81,416
		$835,778

Biotechnology — 0.59%
Alexion Pharmaceuticals Inc (a)	791	123,586
Biogen Inc (a)	235	57,542
		$181,128

Chemicals — 2.52%
Air Products & Chemicals Inc	331	90,436
Ecolab Inc	403	87,193
RPM International Inc	2,703	245,378
Sherwin-Williams Co/The	477	350,552
		$773,559

Commercial Services — 8.59%
Automatic Data Processing Inc	1,600	281,920
Booz Allen Hamilton Holding Corp	2,430	211,847
Cintas Corp	920	325,183
FleetCor Technologies Inc (a)	920	251,004
MarketAxess Holdings Inc	761	434,196
Moody's Corp	1,023	296,916
Rollins Inc	2,974	116,194
S&P Global Inc	651	214,003
TransUnion	2,784	276,228
Verisk Analytics Inc	1,118	232,086
		$2,639,577

Computers — 2.24%
Accenture PLC, Class A	1,361	355,507
Apple Inc	2,515	333,715
		$689,222

Distribution/Wholesale — 2.36%
Copart Inc (a)	2,906	369,789
Fastenal Co	7,282	355,580
		$725,369

Diversified Financial Services — 6.31%
Blackstone Group Inc/The	1,379	89,373
Cboe Global Markets Inc	2,172	202,257
KKR & Co Inc, Class A	6,058	245,288
Mastercard Inc, Class A	848	302,685
Nasdaq Inc	2,413	320,302
SEI Investments Co	4,524	259,994
T Rowe Price Group Inc	1,469	222,392

See accompanying notes.

Schedule of Investments
Principal Quality ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Visa Inc, Class A	1,348	$294,848
		$1,937,139

Electric — 3.65%
Alliant Energy Corp	3,324	171,286
American Electric Power Co Inc	812	67,615
CMS Energy Corp	2,866	174,855
Duke Energy Corp	1,888	172,865
Evergy Inc	3,787	210,216
Southern Co/The	1,201	73,778
WEC Energy Group Inc	1,876	172,648
Xcel Energy Inc	1,163	77,537
		$1,120,800

Electrical Components & Equipment — 2.94%
AMETEK Inc	2,877	347,944
Emerson Electric Co	3,824	307,335
Universal Display Corp	1,079	247,954
		$903,233

Electronics — 4.58%
Allegion PLC	632	73,552
Amphenol Corp, Class A	809	105,793
Garmin Ltd	1,960	234,534
Honeywell International Inc	447	95,077
Keysight Technologies Inc (a)	765	101,049
Mettler-Toledo International Inc (a)	352	401,167
Roper Technologies Inc	703	303,056
Waters Corp (a)	372	92,040
		$1,406,268

Environmental Control — 0.86%
Republic Services Inc	2,742	264,055

Food — 2.30%
General Mills Inc	3,536	207,916
Hershey Co/The	1,718	261,703
Lamb Weston Holdings Inc	1,993	156,929
Mondelez International Inc, Class A	1,372	80,221
		$706,769

Healthcare — Products — 9.10%
Abbott Laboratories	2,250	246,352
Align Technology Inc (a)	340	181,689
Cooper Cos Inc/The	755	274,306
Edwards Lifesciences Corp (a)	3,592	327,698
IDEXX Laboratories Inc (a)	679	339,412
Intuitive Surgical Inc (a)	136	111,262
Medtronic PLC	719	84,224
ResMed Inc	1,548	329,043
Teleflex Inc	735	302,504
Thermo Fisher Scientific Inc	592	275,742
West Pharmaceutical Services Inc	1,141	323,257
		$2,795,489

Healthcare — Services — 2.19%
Anthem Inc	675	216,736
Humana Inc	535	219,494
UnitedHealth Group Inc	679	238,112
		$674,342

See accompanying notes.

Schedule of Investments
Principal Quality ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders — 0.71%
Lennar Corp, Class A	2,872	$218,933

Household Products — 1.01%
Colgate-Palmolive Co	3,629	310,316

Household Products/Wares — 3.02%
Avery Dennison Corp	1,512	234,526
Church & Dwight Co Inc	3,538	308,620
Clorox Co/The	1,543	311,563
Kimberly-Clark Corp	553	74,561
		$929,270

Insurance — 5.39%
Aflac Inc	1,687	75,021
Allstate Corp/The	2,352	258,555
American Financial Group Inc	1,917	167,968
Arch Capital Group Ltd (a)	6,122	220,820
Arthur J Gallagher & Co	742	91,793
Brown & Brown Inc	5,753	272,750
Everest Re Group Ltd	291	68,120
Fidelity National Financial Inc	1,865	72,903
Marsh & McLennan Cos Inc	1,656	193,752
Progressive Corp/The	2,368	234,148
		$1,655,830

Internet — 2.29%
Alphabet Inc, Class A (a)	55	96,395
Booking Holdings Inc (a)	145	322,954
CDW Corp	1,518	200,057
VeriSign Inc (a)	391	84,613
		$704,019

Lodging — 0.65%
Hilton Worldwide Holdings Inc	1,782	198,265

Machinery — Diversified — 1.79%
Dover Corp	1,687	212,984
IDEX Corp	491	97,807
Nordson Corp	1,193	239,733
		$550,524

Media — 1.00%
FactSet Research Systems Inc	921	306,233

Miscellaneous Manufacture — 1.34%
3M Co	1,160	202,757
Illinois Tool Works Inc	1,031	210,200
		$412,957

Packaging & Containers — 0.31%
Ball Corp	1,028	95,789

Pharmaceuticals — 2.90%
Eli Lilly & Co	1,952	329,576
Johnson & Johnson	1,828	287,691
Merck & Co Inc	2,263	185,113
Zoetis Inc	543	89,866
		$892,246

Real Estate — 0.26%
CBRE Group Inc, Class A (a)	1,289	80,846

REITs — 3.11%
American Tower Corp	1,085	243,539
Extra Space Storage Inc	1,727	200,090

See accompanying notes.

Schedule of Investments
Principal Quality ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Federal Realty Investment Trust	623	$53,030
National Retail Properties Inc	1,424	58,270
Public Storage	346	79,902
Realty Income Corp	2,394	148,835
Vornado Realty Trust	4,618	172,436
		$956,102

Retail — 5.75%
AutoZone Inc (a)	168	199,154
Costco Wholesale Corp	632	238,125
Dollar General Corp	494	103,888
Domino's Pizza Inc	215	82,444
Home Depot Inc/The	795	211,168
Lowe's Cos Inc	698	112,036
O'Reilly Automotive Inc (a)	469	212,255
Ross Stores Inc	1,591	195,391
TJX Cos Inc/The	2,897	197,836
Tractor Supply Co	839	117,947
Walmart Inc	673	97,013
		$1,767,257

Semiconductors — 0.71%
Intel Corp	1,338	66,659
Teradyne Inc	1,263	151,421
		$218,080

Software — 12.51%
Adobe Inc (a)	713	356,586
ANSYS Inc (a)	715	260,117
Cadence Design Systems Inc (a)	3,725	508,202
Citrix Systems Inc	717	93,282
Fair Isaac Corp (a)	656	335,242
Intuit Inc	926	351,741
Jack Henry & Associates Inc	1,143	185,155
Microsoft Corp	1,517	337,411
MSCI Inc	586	261,667
Oracle Corp	4,973	321,703
Paychex Inc	3,195	297,710
Paycom Software Inc (a)	262	118,489
Veeva Systems Inc, Class A (a)	1,214	330,511
VMware Inc, Class A (a)	615	86,260
		$3,844,076

Telecommunications — 1.79%
Arista Networks Inc (a)	386	112,160
Cisco Systems Inc	1,860	83,235
Ubiquiti Inc	1,276	355,379
		$550,774

Transportation — 0.32%
Expeditors International of Washington Inc	1,029	97,868

Water — 0.96%
American Water Works Co Inc	1,401	215,011
Essential Utilities Inc	1,685	79,684
		$294,695
TOTAL COMMON STOCKS		$30,664,975

See accompanying notes.

Schedule of Investments
Principal Quality ETF
December 31, 2020 (unaudited)

INVESTMENT COMPANIES — 0.33%				Shares Held	Value

Money Market Fund — 0.33%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)				99,959	$99,959
TOTAL INVESTMENT COMPANIES					$99,959
Total Investments					$30,764,934
Other Assets and Liabilities — (0.12)%					(37,771)

Total Net Assets — 100.00%					$30,727,163

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			32.72%
Technology			15.46%
Financial			14.71%
Industrial			14.64%
Consumer, Cyclical			9.84%
Communications			5.29%
Utilities			4.61%
Basic Materials			2.52%
Money Market Fund			0.33%
Other Assets and Liabilities			(0.12)%
TOTAL NET ASSETS			100.00%

	June 30, 2020		Purchases	Sales	December 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$—		$52,718	$52,718	$—
	$—		$52,718	$52,718	$—

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	— $	—
	$—	$	— $	— $	—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2020 (unaudited)

	Principal
BONDS — 92.37%	Amount	Value

Banks — 36.15%
Bank of America Corp
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	$6,672,000	$7,559,710
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	667,000	778,723
Bank of Montreal
(5-year Treasury Constant Maturity Rate + 2.98%),
4.80%, 08/25/2024 (a),(b)	1,190,000	1,243,550
Bank of New York Mellon Corp/The
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	10,393,000	10,753,117
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	648,000	714,614
Bank of Nova Scotia/The
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	2,779,000	3,008,740
BNP Paribas SA
(3-month USD LIBOR + 1.29%),
7.20%, 06/25/2037 (a),(b),(c)	2,300,000	2,553,000
Citigroup Inc
(5-year Treasury Constant Maturity Rate + 3.60%),
4.00%, 12/10/2025 (a),(b)	8,048,000	8,259,260
(3-month USD LIBOR + 3.91%),
5.95%, 05/15/2025 (a),(b)	3,335,000	3,643,487
Citizens Financial Group Inc
(3-month USD LIBOR + 3.16%),
6.38%, 04/06/2024 (a),(b),(d)	3,335,000	3,435,050
Comerica Inc
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	525,000	581,438
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	871,000	926,309
Goldman Sachs Group Inc/The
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%, 08/10/2024 (a),(b),(d)	5,003,000	5,453,270
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	2,927,000	4,997,852
Huntington Bancshares Inc
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	6,017,000	7,024,847
JPMorgan Chase & Co
(3-month USD LIBOR + 3.30%),
6.00%, 08/01/2023 (a),(b)	3,675,000	3,895,500
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b)	4,343,000	4,875,893
KeyCorp
(3-month USD LIBOR + 3.61%),
5.00%, 09/15/2026 (a),(b)	1,002,000	1,086,168
Lloyds Bank PLC
(3-month USD LIBOR + 11.76%),
12.00%, 12/16/2024 (a),(b),(c),(d)	3,718,000	4,289,568
Truist Financial Corp
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	6,672,000	7,047,150
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	1,392,000	1,531,214
Wells Fargo & Co
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	4,673,000	5,298,014
		$88,956,474

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Diversified Financial Services — 5.87%
Charles Schwab Corp/The
(10-year Treasury Constant Maturity Rate + 3.08%),
4.00%, 12/01/2030 (a),(b)	$7,020,000	$7,388,550
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	4,006,000	4,461,683
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	2,310,000	2,604,525
		$14,454,758

Electric — 11.65%
CMS Energy Corp
(5-year Treasury Constant Maturity Rate + 2.90%),
3.75%, 12/01/2050 (b)	2,810,000	2,870,977
(5-year Treasury Constant Maturity Rate + 4.12%),
4.75%, 06/01/2050 (b)	2,570,000	2,895,213
Dominion Energy Inc
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	5,519,000	5,819,991
Duke Energy Corp
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	8,090,000	8,760,095
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (b)	5,003,000	5,847,256
Southern Co/The
(5-year Treasury Constant Maturity Rate + 3.73%),
4.00%, 01/15/2051 (b)	2,330,000	2,468,690
		$28,662,222

Gas — 1.09%
NiSource Inc
(5-year Treasury Constant Maturity Rate + 2.84%),
5.65%, 06/15/2023 (a),(b)	2,604,000	2,675,610

Hand/Machine Tools — 1.44%
Stanley Black & Decker Inc
(5-year Treasury Constant Maturity Rate + 2.66%),
4.00%, 03/15/2060 (b)	3,335,000	3,550,882

Insurance — 25.74%
Allstate Corp/The
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (b)	3,335,000	3,568,650
American International Group Inc
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (b)	1,392,000	1,591,223
Argentum Netherlands BV for Swiss Re Ltd
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (b)	5,600,000	6,445,600
AXA SA
(3-month USD LIBOR + 2.26%),
6.38%, 12/14/2036 (a),(b),(c)	4,430,000	6,163,238
Cloverie PLC for Zurich Insurance Co Ltd
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (b)	5,600,000	6,543,600
M&G PLC
6.50%, 10/20/2048	2,200,000	2,651,000
Meiji Yasuda Life Insurance Co
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (b),(c)	3,335,000	3,826,284
MetLife Inc
9.25%, 04/08/2068 (c)	4,874,000	7,431,088

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance (continued)
Prudential Financial Inc
(5-year Treasury Constant Maturity Rate + 3.04%),
3.70%, 10/01/2050 (b)	$5,925,000	$6,267,346
(3-month USD LIBOR + 3.92%),
5.63%, 06/15/2043 (b)	5,003,000	5,365,340
QBE Insurance Group Ltd
(10-year Swap rate + 4.40%),
5.88%, 06/17/2046 (b)	2,200,000	2,420,078
Sumitomo Life Insurance Co
(3-month USD LIBOR + 4.44%),
6.50%, 09/20/2073 (b),(c)	6,709,000	7,547,625
Voya Financial Inc
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b),(d)	3,335,000	3,526,763
		$63,347,835

Oil & Gas — 0.72%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate + 4.04%),
4.38%, 06/22/2025 (a),(b)	1,662,000	1,778,423

Pipelines — 6.83%
Enbridge Inc
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077 (b)	5,003,000	5,340,702
Enterprise Products Operating LLC
(3-month USD LIBOR + 3.03%),
5.25%, 08/16/2077 (b)	3,335,000	3,381,252
Transcanada Trust
(3-month USD LIBOR + 4.15%),
5.50%, 09/15/2079 (b)	7,344,000	8,078,400
		$16,800,354

REITs — 1.19%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate + 4.38%),
4.75%, 09/24/2080 (b),(c)	685,000	714,036
(5-year Treasury Constant Maturity Rate + 4.69%),
5.13%, 09/24/2080 (b),(c)	2,106,000	2,221,075
		$2,935,111

Telecommunications — 1.69%
Vodafone Group PLC
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (b)	3,335,000	4,148,856
TOTAL BONDS		$227,310,525
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —	Principal
2.03%	Amount	Value

Sovereign — 2.03%
U.S. Treasury Note
0.13%, 12/15/2023	$5,000,000	$4,994,141
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$4,994,141
INVESTMENT COMPANIES — 4.89%	Shares Held	Value

Money Market Funds — 4.89%
Principal Government Money Market Fund — Institutional Class 0.00% (e),(f),(g) ,(h)	916,680	$916,680
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (h)	11,113,322	11,113,322
TOTAL INVESTMENT COMPANIES		$12,030,002

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2020 (unaudited)

					Value
Total Investments					$244,334,668
Other Assets and Liabilities — 0.71%					1,740,988

Total Net Assets — 100.00%					$246,075,656

(a)			Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)			Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)			Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $34,745,914 or 14.12% of net assets.
(d)	Security or a portion of the security was on loan at the end of the period.
(e) Non-income producing security.
(f)			Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $916,680 or 0.37% of net assets.
(g)			Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(h)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector			Percent
Financial			68.96%
Utilities			12.73%
Energy			7.55%
Money Market Funds			4.89%
Government			2.03%
Communications			1.69%
Industrial			1.44%
Other Assets and Liabilities			0.71%
TOTAL NET ASSETS			100.00%

	June 30, 2020		Purchases	Sales	December 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$2,865,310		$12,190,670	$14,139,300	$916,680
	$2,865,310		$12,190,670	$14,139,300	$916,680

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	— $	—
	$—	$	— $	— $	—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2020 (unaudited)

PREFERRED STOCKS — 17.00%	Shares Held	Value

Banks — 8.52%
Associated Banc-Corp; Series F
5.63%, 09/15/2025 (a)	1,890	$54,035
Bank of America Corp; Series NN
4.38%, 11/03/2025 (a)	4,000	106,200
Fulton Financial Corp; Series A
5.13%, 01/15/2026 (a)	8,400	218,904
JPMorgan Chase & Co; Series DD
5.75%, 12/01/2023 (a)	4,750	133,475
JPMorgan Chase & Co; Series EE
6.00%, 03/01/2024 (a)	4,836	137,730
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (a),(b)	15,550	446,285
Synovus Financial Corp; Series E
(5-year Treasury Constant Maturity Rate + 4.13%),
5.88%, 07/01/2024 (a),(b)	10,500	281,610
US Bancorp; Series B
(3-month USD LIBOR + 0.60%),
3.50%, 02/01/2021 (a),(b)	4,818	119,342
Wells Fargo & Co; Series L
7.50%, 07/15/2023 (a)	79	119,914
Wells Fargo & Co; Series Z
4.75%, 03/15/2025 (a)	11,305	298,678
		$1,916,173

Electric — 0.00%
Duke Energy Corp; Series A
5.75%, 06/15/2024 (a)	10	285

Insurance — 4.19%
Allstate Corp/The; Series H
5.10%, 10/15/2024 (a)	10,500	293,475
American International Group Inc; Series A
5.85%, 03/15/2024 (a)	7,811	220,114
MetLife Inc; Series F
4.75%, 03/15/2025 (a)	15,750	428,400
		$941,989

Telecommunications — 4.29%
AT&T Inc; Series A
5.00%, 12/12/2024 (a)	10,500	284,970
AT&T Inc; Series C
4.75%, 02/18/2025 (a)	25,383	679,249
		$964,219
TOTAL PREFERRED STOCKS		$3,822,666
	Principal
BONDS — 82.13%	Amount	Value

Banks — 69.49%
Bank of America Corp
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	$210,000	$237,941
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	525,000	612,937
Bank of New York Mellon Corp/The
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	210,000	217,277
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	525,000	578,970
Bank of Nova Scotia/The
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	525,000	568,402

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
BNP Paribas SA
(5-year Swap rate + 6.31%),
7.63%, 03/30/2021 (a),(b),(c)	$525,000	$531,563
Citizens Financial Group Inc
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	525,000	589,418
Comerica Inc
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	525,000	581,438
Credit Agricole SA
(5-year Swap rate + 4.90%),
7.88%, 01/23/2024 (a),(b),(c)	787,000	893,245
Credit Suisse Group AG
(5-year Treasury Constant Maturity Rate + 4.82%),
6.38%, 08/21/2026 (a),(b),(c),(d)	367,000	408,746
(5-year Swap rate + 5.11%),
7.13%, 07/29/2022 (a),(b),(c)	500,000	528,125
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	500,000	531,750
HSBC Holdings PLC
(5-year Swap rate + 4.37%),
6.38%, 03/30/2025 (a),(b),(c)	787,000	860,112
Huntington Bancshares Inc
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	525,000	612,937
ING Groep NV
(5-year Treasury Constant Maturity Rate + 4.34%),
5.75%, 11/16/2026 (a),(b),(c)	787,000	855,375
Lloyds Banking Group PLC
(5-year Swap rate + 4.50%),
7.50%, 09/27/2025 (a),(b),(c)	787,000	905,050
M&T Bank Corp
(3-month USD LIBOR + 3.52%),
5.13%, 11/01/2026 (a),(b)	525,000	570,281
Natwest Group PLC
(5-year Swap rate + 5.72%),
8.00%, 08/10/2025 (a),(b),(c)	787,000	916,855
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate + 4.11%),
6.63%, 03/26/2026 (a),(b),(c),(d)	787,000	903,082
Societe Generale SA
(5-year Swap rate + 4.98%),
7.88%, 12/18/2023 (a),(b),(c)	787,000	868,651
Standard Chartered PLC
(5-year Swap rate + 6.30%),
7.50%, 04/02/2022 (a),(b),(c)	787,000	820,447
Truist Financial Corp
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	525,000	577,505
UBS Group AG
(5-year Swap rate + 4.34%),
7.00%, 01/31/2024 (a),(b),(c)	787,000	862,749
Wells Fargo & Co
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	525,000	595,219
		$15,628,075

Diversified Financial Services — 5.23%
Charles Schwab Corp/The
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	525,000	584,719

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
December 31, 2020 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Diversified Financial Services (continued)
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)		$525,000	$591,937
			$1,176,656

Electric — 4.50%
Dominion Energy Inc
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)		420,000	442,905
Duke Energy Corp
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)		525,000	568,486
			$1,011,391

Insurance — 2.91%
MetLife Inc
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)		200,000	211,000
Voya Financial Inc
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)		420,000	444,150
			$655,150
TOTAL BONDS			$18,471,272
INVESTMENT COMPANIES — 0.40%		Shares Held	Value

Money Market Fund — 0.40%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)		90,373	$90,373
TOTAL INVESTMENT COMPANIES			$90,373
Total Investments			$22,384,311
Other Assets and Liabilities — 0.47%			106,396

Total Net Assets — 100.00%			$22,490,707

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See notes for additional information. At the end of the period, the value of these securities totaled $9,354,000 or 41.59% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,311,828 or 5.83% of net assets.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	90.34%
Utilities	4.50%
Communications	4.29%
Money Market Fund	0.40%
Other Assets and Liabilities	0.47%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
December 31, 2020 (unaudited)

	Principal
BONDS — 97.54%	Amount	Value

Asset-Backed Securities — 14.84%
AmeriCredit Automobile Receivables Trust 2019-3
2.17%, 01/18/2023	$98,544	$98,961
CCG Receivables Trust 2018-1 A2
2.50%, 06/16/2025 (a)	17,976	18,005
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023 (a)	42,265	42,464
Navient Private Education Loan Trust 2018-BA
1.69%, 05/15/2069 (a)	199,010	202,780
Santander Drive Auto Receivables Trust 2020-2
0.62%, 05/15/2023	93,245	93,322
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023	250,000	250,150
SMB Private Education Loan Trust 2015-B
1.36%, 07/15/2027 (a),(c)	123,678	123,944
Verizon Owner Trust 2018-A A1A
3.23%, 04/20/2023	199,888	202,542
Verizon Owner Trust 2020-B
0.47%, 02/20/2025	250,000	250,885
Volvo Financial Equipment Master Owner Trust 2018-A
0.68%, 07/17/2023 (a),(c)	325,000	325,664
Westlake Automobile Receivables Trust 2020-2A
0.93%, 02/15/2024 (a)	234,123	234,924
		$1,843,641

Banks — 26.28%
Citibank NA
(3-month USD LIBOR + 0.57%),
0.78%, 07/23/2021 (b)	250,000	250,725
Citigroup Inc
2.70%, 03/30/2021	200,000	201,155
Fifth Third Bancorp
2.60%, 06/15/2022	279,000	287,543
Goldman Sachs Group Inc/The
0.62%, 11/17/2023 (c)	250,000	250,181
5.75%, 01/24/2022	250,000	264,249
HSBC Holdings PLC
(3-month USD LIBOR + 1.66%),
1.87%, 05/25/2021 (b)	250,000	251,558
ING Bank NV
(3-month USD LIBOR + 0.88%),
1.10%, 08/15/2021 (a),(b)	200,000	200,987
KeyCorp
5.10%, 03/24/2021	245,000	247,568
Morgan Stanley
0.79%, 01/20/2023 (c)	200,000	200,642
MUFG Union Bank NA
0.80%, 12/09/2022 (c)	300,000	301,869
Truist Bank
2.45%, 08/01/2022	350,000	361,617
Wells Fargo & Co
(3-month USD LIBOR + 1.03%),
1.24%, 07/26/2021 (b)	444,000	446,391
		$3,264,485

Beverages — 2.04%
Keurig Dr Pepper Inc
3.55%, 05/25/2021	250,000	253,118

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
December 31, 2020 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Biotechnology — 2.02%
Gilead Sciences Inc
0.75%, 09/29/2023	$250,000	$250,760

Chemicals — 1.67%
Westlake Chemical Corp
3.60%, 07/15/2022	200,000	207,213

Diversified Financial Services — 2.14%
American Express Co
(3-month USD LIBOR + 0.53%),
0.75%, 05/17/2021 (b)	266,000	266,399

Electric — 9.58%
Dominion Energy Inc
(3-month USD LIBOR + 0.53%),
0.75%, 09/15/2023 (b)	150,000	150,276
2.72%, 08/15/2021	250,000	253,085
DTE Energy Co
2.60%, 06/15/2022	400,000	412,522
NextEra Energy Capital Holdings Inc
(3-month USD LIBOR + 0.48%),
0.70%, 05/04/2021 (b)	374,000	374,501
		$1,190,384

Electronics — 2.02%
Honeywell International Inc
0.48%, 08/19/2022	250,000	250,400

Food — 2.03%
Tyson Foods Inc
2.25%, 08/23/2021	250,000	252,393

Insurance — 6.01%
MassMutual Global Funding II
2.00%, 04/15/2021 (a)	200,000	200,977
Metropolitan Life Global Funding I
0.90%, 06/08/2023 (a)	250,000	253,169
New York Life Global Funding
1.70%, 09/14/2021 (a)	290,000	292,855
		$747,001

Machinery — Construction & Mining — 2.42%
Caterpillar Financial Services Corp
(3-month USD LIBOR + 0.30%),
0.53%, 03/08/2021 (b)	300,000	300,136

Oil & Gas — 5.65%
BP Capital Markets America Inc
4.74%, 03/11/2021	200,000	201,625
Phillips 66
(3-month USD LIBOR + 0.60%),
0.83%, 02/26/2021 (b)	500,000	500,058
		$701,683

Pharmaceuticals — 8.43%
AbbVie Inc
2.15%, 11/19/2021	400,000	406,442
AstraZeneca PLC
2.38%, 06/12/2022	379,000	389,567
CVS Health Corp
3.35%, 03/09/2021	250,000	251,371
		$1,047,380

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
December 31, 2020 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Retail — 3.23%
McDonald's Corp
(3-month USD LIBOR + 0.43%),
0.65%, 10/28/2021 (b)		$400,000	$401,071

Software — 2.03%
Oracle Corp
1.90%, 09/15/2021		250,000	252,518

Telecommunications — 5.19%
AT&T Inc
2.63%, 12/01/2022		421,000	436,712
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III
LLC
3.36%, 03/20/2023 (a)		206,250	208,189
			$644,901

Transportation — 1.96%
Penske Truck Leasing Co LP / PTL Finance Corp
3.65%, 07/29/2021 (a)		240,000	243,704
TOTAL BONDS			$12,117,187
INVESTMENT COMPANIES — 2.24%		Shares Held	Value

Money Market Fund — 2.24%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (d)		278,243	$278,243
TOTAL INVESTMENT COMPANIES			$278,243
Total Investments			$12,395,430
Other Assets and Liabilities — 0.22%			27,331

Total Net Assets — 100.00%			$12,422,761

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,347,662 or 18.90% of net assets.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	34.44%
Asset-Backed Securities	14.84%
Consumer, Non-cyclical	14.52%
Utilities	9.58%
Industrial	6.39%
Energy	5.65%
Communications	5.19%
Consumer, Cyclical	3.23%
Money Market Fund	2.24%
Technology	2.03%
Basic Materials	1.67%
Other Assets and Liabilities	0.22%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
December 31, 2020 (unaudited)

	June 30, 2020		Purchases	Sales	December 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$11,413		$103,635	$115,048	$—
	$11,413		$103,635	$115,048	$—

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap ETF
December 31, 2020 (unaudited)

COMMON STOCKS — 99.85%	Shares Held	Value
Apparel — 2.56%
NIKE Inc, Class B	324,816	$45,951,720
Auto Manufacturers — 2.24%
Tesla Inc (a)	56,861	40,125,102
Banks — 5.85%
Bank of America Corp	1,692,909	51,312,072
JPMorgan Chase & Co	422,646	53,705,627
		$105,017,699

Beverages — 5.92%
Coca-Cola Co/The	825,968	45,296,085
PepsiCo Inc	411,798	61,069,643
		$106,365,728

Commercial Services — 2.70%
PayPal Holdings Inc (a)	206,967	48,471,671
Computers — 6.75%
Apple Inc	913,757	121,246,416
Diversified Financial Services — 4.88%
Mastercard Inc, Class A	120,569	43,035,899
Visa Inc, Class A	203,927	44,604,953
		$87,640,852

Healthcare — Products — 7.01%
Abbott Laboratories	374,684	41,024,151
Danaher Corp	188,828	41,946,252
Thermo Fisher Scientific Inc	92,155	42,923,956
		$125,894,359

Healthcare — Services — 2.55%
UnitedHealth Group Inc	130,509	45,766,896
Household Products — 3.18%
Procter & Gamble Co/The	410,759	57,153,007
Insurance — 3.46%
Berkshire Hathaway Inc, Class B (a)	268,142	62,174,086
Internet — 7.00%
Alphabet Inc, Class A (a)	27,779	48,686,586
Amazon.com Inc (a)	7,715	25,127,215
Facebook Inc, Class A (a)	93,124	25,437,752
Netflix Inc (a)	48,793	26,383,839
		$125,635,392

Media — 5.89%
Comcast Corp, Class A	881,505	46,190,862
Walt Disney Co/The (a)	328,716	59,556,765
		$105,747,627

Pharmaceuticals — 10.78%
AbbVie Inc	465,560	49,884,754
Johnson & Johnson	383,459	60,348,778
Merck & Co Inc	491,606	40,213,371
Pfizer Inc	1,171,956	43,139,700
		$193,586,603

Retail — 10.08%
Costco Wholesale Corp	117,663	44,333,065
Home Depot Inc/The	146,841	39,003,907
McDonald's Corp	260,045	55,800,456

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Retail (continued)
Walmart Inc		290,635	$41,895,035
			$181,032,463

Semiconductors — 2.62%
Intel Corp		470,969	23,463,675
NVIDIA Corp		45,063	23,531,899
			$46,995,574

Software — 7.45%
Adobe Inc (a)		49,750	24,880,970
Microsoft Corp		193,885	43,123,902
Oracle Corp		683,055	44,186,828
salesforce.com Inc (a)		97,049	21,596,314
			$133,788,014

Telecommunications — 8.93%
AT&T Inc		2,001,538	57,564,233
Cisco Systems Inc		1,035,247	46,327,303
Verizon Communications Inc		959,452	56,367,805
			$160,259,341
TOTAL COMMON STOCKS			$1,792,852,550
INVESTMENT COMPANIES — 0.32%		Shares Held	Value
Money Market Fund — 0.32%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)		5,674,525	$5,674,525
TOTAL INVESTMENT COMPANIES			$5,674,525
Total Investments			$1,798,527,075
Other Assets and Liabilities — (0.17)%			(3,121,975)
Total Net Assets — 100.00%			$1,795,405,100

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	32.15%
Communications	21.81%
Technology	16.82%
Consumer, Cyclical	14.88%
Financial	14.19%
Money Market Fund	0.32%
Other Assets and Liabilities	(0.17)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS — 99.74%	Shares Held	Value

Advertising — 0.01%
National CineMedia Inc	25,740	$95,753

Aerospace & Defense — 1.87%
Barnes Group Inc	27,544	1,396,205
Hexcel Corp	80,521	3,904,463
Kaman Corp	24,250	1,385,403
Spirit AeroSystems Holdings Inc, Class A	240,978	9,419,830
		$16,105,901

Agriculture — 0.12%
Andersons Inc/The	10,007	245,271
Vector Group Ltd	65,144	758,928
		$1,004,199

Airlines — 1.18%
Allegiant Travel Co	12,224	2,313,270
Hawaiian Holdings Inc	50,247	889,372
Spirit Airlines Inc (a)	282,610	6,909,814
		$10,112,456

Apparel — 1.49%
Carter's Inc	52,511	4,939,710
Kontoor Brands Inc (a)	32,706	1,326,555
Levi Strauss & Co, Class A	116,003	2,329,340
Oxford Industries Inc	10,005	655,428
Steven Madden Ltd	71,630	2,529,972
Wolverine World Wide Inc	34,434	1,076,062
		$12,857,067

Auto Manufacturers — 0.11%
Wabash National Corp	54,553	939,948

Auto Parts & Equipment — 0.89%
Dana Inc	81,036	1,581,823
Douglas Dynamics Inc	15,363	657,075
Gentherm Inc (a)	13,675	891,883
Goodyear Tire & Rubber Co/The	284,315	3,101,877
Methode Electronics Inc	25,513	976,638
Standard Motor Products Inc	10,066	407,270
		$7,616,566

Banks — 13.06%
1st Source Corp	11,500	463,450
Ameris Bancorp	57,223	2,178,480
Associated Banc-Corp	212,884	3,629,672
Atlantic Union Bankshares Corp	46,540	1,533,028
BancorpSouth Bank	83,585	2,293,572
Bank of Hawaii Corp	62,620	4,797,944
Bank OZK	172,588	5,396,827
BankUnited Inc	147,533	5,131,198
Banner Corp	29,711	1,384,235
Bridge Bancorp Inc	20,869	504,612
Bryn Mawr Bank Corp	15,853	485,023
Cathay General Bancorp	66,727	2,147,942
Central Pacific Financial Corp	32,839	624,269
City Holding Co	14,894	1,035,878
Columbia Banking System Inc	72,359	2,597,688
Community Trust Bancorp Inc	11,184	414,367
ConnectOne Bancorp Inc	21,555	426,573
Customers Bancorp Inc (a)	23,663	430,193
CVB Financial Corp	116,214	2,266,173
Eagle Bancorp Inc	23,501	970,591
Enterprise Financial Services Corp	17,463	610,332

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
FB Financial Corp	41,175	$1,430,008
First Busey Corp	30,371	654,495
First Financial Bancorp	72,571	1,272,170
First Financial Corp	10,923	424,359
First Foundation Inc	42,908	858,160
First Hawaiian Inc	281,976	6,648,994
First Merchants Corp	40,922	1,530,892
First Midwest Bancorp Inc	115,486	1,838,537
Great Western Bancorp Inc	59,810	1,250,029
Hanmi Financial Corp	40,479	459,032
Home BancShares Inc	152,181	2,964,486
Hope Bancorp Inc	164,058	1,789,873
Independent Bank Group Inc	48,954	3,060,604
Kearny Financial Corp	65,194	688,449
Lakeland Bancorp Inc	28,315	359,601
Lakeland Financial Corp	25,863	1,385,740
Midland States Bancorp Inc	25,496	455,614
NBT Bancorp Inc	31,005	995,260
Pinnacle Financial Partners Inc	76,699	4,939,416
Preferred Bank	12,550	633,398
Renasant Corp	45,636	1,537,020
S&T Bancorp Inc	29,449	731,513
Sandy Spring Bancorp Inc	35,644	1,147,380
ServisFirst Bancshares Inc	33,579	1,352,898
Simmons First National Corp, Class A	84,852	1,831,955
South State Corp	57,687	4,170,770
Stock Yards Bancorp Inc	16,863	682,614
Texas Capital Bancshares Inc (a)	60,285	3,586,957
Tompkins Financial Corp	9,120	643,872
TriCo Bancshares	16,636	586,918
United Bankshares Inc	95,587	3,097,019
United Community Banks Inc	108,326	3,080,791
Univest Financial Corp	19,896	409,460
Veritex Holdings Inc	40,081	1,028,478
Washington Trust Bancorp Inc	13,932	624,154
Webster Financial Corp	89,432	3,769,559
WesBanco Inc	47,572	1,425,257
Western Alliance Bancorp	107,109	6,421,185
Wintrust Financial Corp	53,444	3,264,894
		$112,353,858

Beverages — 0.23%
National Beverage Corp	22,829	1,938,182

Biotechnology — 3.15%
ADMA Biologics Inc (a),(b)	305,065	594,877
Agenus Inc (a)	145,505	462,706
Altimmune Inc (a)	154,838	1,746,572
ANI Pharmaceuticals Inc (a)	7,896	229,300
Ardelyx Inc (a)	60,821	393,512
Avidity Biosciences Inc (a)	14,021	357,816
iBio Inc (a)	958,094	1,005,999
ImmunoGen Inc (a)	178,215	1,149,487
Innoviva Inc (a)	116,225	1,440,028
Intercept Pharmaceuticals Inc (a)	82,303	2,032,884
Lexicon Pharmaceuticals Inc (a),(b)	158,171	540,945
Ligand Pharmaceuticals Inc (a),(b)	34,888	3,469,611
Mersana Therapeutics Inc (a)	50,172	1,335,077
Myriad Genetics Inc (a)	64,012	1,265,837
Onconova Therapeutics Inc (a),(b)	1,125,308	524,168
Pliant Therapeutics Inc (a),(b)	7,972	181,124
Prothena Corp PLC (a)	24,978	299,986
Puma Biotechnology Inc (a)	74,692	766,340

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Radius Health Inc (a)	59,771	$1,067,510
Selecta Biosciences Inc (a),(b)	88,226	267,325
Strongbridge Biopharma PLC (a)	44,993	109,333
Twist Bioscience Corp (a)	27,793	3,926,873
Vaxart Inc (a),(b)	686,960	3,922,541
		$27,089,851

Chemicals — 2.47%
Amyris Inc (a),(b)	146,426	904,180
Avient Corp	50,152	2,020,123
Cabot Corp	33,251	1,492,305
HB Fuller Co	70,818	3,674,038
Ingevity Corp (a)	32,152	2,434,871
Innospec Inc	16,177	1,467,739
Koppers Holdings Inc (a)	12,010	374,232
Minerals Technologies Inc	14,402	894,652
Orion Engineered Carbons S.A.	33,711	577,806
PQ Group Holdings Inc	29,195	416,321
Sensient Technologies Corp	48,672	3,590,533
W R Grace & Co	62,119	3,405,364
		$21,252,164

Commercial Services — 4.69%
ABM Industries Inc	55,252	2,090,736
Adtalem Global Education Inc (a)	40,142	1,362,821
ASGN Inc (a)	46,617	3,893,918
Barrett Business Services Inc	8,013	546,567
Carriage Services Inc	6,323	198,036
Cass Information Systems Inc	6,520	253,693
CorVel Corp (a)	8,167	865,702
Deluxe Corp	40,064	1,169,869
EVERTEC Inc	77,375	3,042,385
GreenSky Inc (a)	77,569	359,144
H&R Block Inc	242,778	3,850,459
Hackett Group Inc/The	22,833	328,567
Heidrick & Struggles International Inc	17,095	502,251
HMS Holdings Corp (a)	109,409	4,020,781
Huron Consulting Group Inc (a)	21,474	1,265,892
Kelly Services Inc, Class A	15,511	319,061
Kforce Inc	12,880	542,119
Korn Ferry	60,281	2,622,223
Medifast Inc	20,076	3,941,722
Monro Inc	36,245	1,931,859
Rent-A-Center Inc	39,439	1,510,119
Resources Connection Inc	20,598	258,917
Sabre Corp	360,650	4,335,013
SP Plus Corp (a)	9,016	259,931
TrueBlue Inc (a)	23,214	433,870
Viad Corp	10,857	392,698
		$40,298,353

Computers — 1.53%
Diebold Nixdorf Inc (a)	53,417	569,425
ExlService Holdings Inc (a)	22,504	1,915,766
MTS Systems Corp	16,090	935,795
NCR Corp (a)	72,206	2,712,780
NetScout Systems Inc (a)	69,710	1,911,448
Parsons Corp (a)	79,476	2,893,721
Super Micro Computer Inc (a)	38,520	1,219,543
TTEC Holdings Inc	13,867	1,011,320
		$13,169,798

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials — 0.88%
Apogee Enterprises Inc	22,865	$724,363
Boise Cascade Co	37,775	1,805,645
Griffon Corp	42,640	869,003
Patrick Industries Inc	18,903	1,292,020
PGT Innovations Inc (a)	39,370	800,786
UFP Industries Inc	37,831	2,101,512
		$7,593,329

Distribution/Wholesale — 1.35%
Core-Mark Holding Co Inc	19,403	569,866
G-III Apparel Group Ltd (a)	43,074	1,022,577
H&E Equipment Services Inc	26,797	798,819
ScanSource Inc (a)	9,343	246,468
Triton International Ltd	45,860	2,224,669
WESCO International Inc (a)	86,417	6,783,734
		$11,646,133

Diversified Financial Services — 4.72%
Affiliated Managers Group Inc	66,518	6,764,881
Air Lease Corp	88,541	3,932,991
Alliance Data Systems Corp	108,451	8,036,219
B. Riley Financial Inc	25,104	1,110,099
Blucora Inc (a)	36,344	578,233
Brightsphere Investment Group Inc	114,237	2,202,489
Cohen & Steers Inc	30,098	2,236,282
Curo Group Holdings Corp	41,792	598,879
Federated Hermes Inc	126,610	3,657,763
Navient Corp	393,624	3,865,388
OneMain Holdings Inc	107,157	5,160,681
Premier Financial Corp	24,415	561,545
Virtus Investment Partners Inc	8,583	1,862,511
		$40,567,961

Electric — 1.20%
ALLETE Inc	51,357	3,181,053
Avista Corp	82,146	3,297,340
NorthWestern Corp	59,285	3,456,908
Unitil Corp	8,976	397,368
		$10,332,669

Electrical Components & Equipment — 0.55%
Belden Inc	44,889	1,880,849
Energizer Holdings Inc	61,172	2,580,235
Powell Industries Inc	8,113	239,252
		$4,700,336

Electronics — 1.82%
Avnet Inc	118,612	4,164,467
Badger Meter Inc	27,207	2,559,091
Comtech Telecommunications Corp	26,999	558,609
Fluidigm Corp (a)	202,418	1,214,508
OSI Systems Inc (a)	27,681	2,580,423
Watts Water Technologies Inc, Class A	37,600	4,575,920
		$15,653,018

Engineering & Construction — 0.35%
Arcosa Inc	24,030	1,319,968
Comfort Systems USA Inc	31,606	1,664,372
		$2,984,340

Entertainment — 1.04%
AMC Entertainment Holdings Inc, Class A (b)	215,700	457,284

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Entertainment (continued)
Bally's Corp	7,494	$376,424
Cinemark Holdings Inc (b)	273,145	4,755,454
Six Flags Entertainment Corp	99,410	3,389,881
		$8,979,043

Environmental Control — 0.16%
Evoqua Water Technologies Corp (a)	50,467	1,361,600

Food — 2.11%
B&G Foods Inc (b)	94,083	2,608,922
Hain Celestial Group Inc/The (a)	68,822	2,763,203
Hostess Brands Inc (a)	150,405	2,201,929
John B Sanfilippo & Son Inc	6,669	525,918
Natural Grocers by Vitamin Cottage Inc	10,122	139,076
Pilgrim's Pride Corp (a)	94,720	1,857,459
Seaboard Corp	102	309,162
SpartanNash Co	33,038	575,192
Sprouts Farmers Market Inc (a)	220,961	4,441,316
TreeHouse Foods Inc (a)	64,961	2,760,193
		$18,182,370

Food Service — 0.21%
Healthcare Services Group Inc	64,094	1,801,041

Forest Products & Paper — 0.22%
Neenah Inc	14,454	799,595
Schweitzer-Mauduit International Inc	26,683	1,072,924
		$1,872,519

Gas — 0.93%
Chesapeake Utilities Corp	13,925	1,506,824
South Jersey Industries Inc	177,331	3,821,483
Southwest Gas Holdings Inc	43,884	2,665,953
		$7,994,260

Hand/Machine Tools — 0.78%
Franklin Electric Co Inc	27,574	1,908,396
Regal Beloit Corp	39,244	4,819,556
		$6,727,952

Healthcare — Products — 4.64%
Accelerate Diagnostics Inc (a),(b)	29,193	221,283
AngioDynamics Inc (a)	16,783	257,283
Atrion Corp	905	581,227
Cantel Medical Corp	42,585	3,358,253
Castle Biosciences Inc (a)	17,639	1,184,459
Co-Diagnostics Inc (a),(b)	144,151	1,340,604
CONMED Corp	30,457	3,411,184
GenMark Diagnostics Inc (a)	80,763	1,179,140
Inogen Inc (a)	25,705	1,148,499
Inspire Medical Systems Inc (a)	26,943	5,067,709
Invacare Corp	24,752	221,530
LeMaitre Vascular Inc	12,249	496,085
Luminex Corp	61,098	1,412,586
Meridian Bioscience Inc (a)	49,389	923,080
Natus Medical Inc (a)	30,914	619,517
NuVasive Inc (a)	93,551	5,269,728
Orthofix Medical Inc (a)	13,496	580,058
OrthoPediatrics Corp (a)	12,947	534,064
Patterson Cos Inc	124,689	3,694,535
Shockwave Medical Inc (a)	45,365	4,705,258
Sientra Inc (a)	62,004	241,196
Silk Road Medical Inc (a)	31,395	1,977,257

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Surgalign Holdings Inc (a)	48,409	$106,016
T2 Biosystems Inc (a),(b)	522,470	647,863
Varex Imaging Corp (a)	44,108	735,721
		$39,914,135

Healthcare — Services — 2.86%
Acadia Healthcare Co Inc (a)	57,397	2,884,773
Brookdale Senior Living Inc (a)	140,016	620,271
Community Health Systems Inc (a)	101,836	756,641
Ensign Group Inc/The	22,058	1,608,469
Magellan Health Inc (a)	21,553	1,785,451
MEDNAX Inc (a)	85,811	2,105,802
National HealthCare Corp	4,559	302,763
OPKO Health Inc (a)	880,060	3,476,237
Pennant Group Inc/The (a)	5,689	330,303
Personalis Inc (a)	30,855	1,129,602
Select Medical Holdings Corp (a)	53,851	1,489,519
Surgery Partners Inc (a)	23,442	680,052
Tenet Healthcare Corp (a)	104,682	4,179,952
Tivity Health Inc (a)	44,783	877,299
Triple-S Management Corp, Class B (a)	14,133	301,740
US Physical Therapy Inc	8,452	1,016,353
Vapotherm Inc (a)	40,368	1,084,285
		$24,629,512

Home Builders — 0.58%
LCI Industries	13,299	1,724,614
Taylor Morrison Home Corp, Class A (a)	66,629	1,709,034
TRI Pointe Group Inc (a)	87,947	1,517,086
		$4,950,734

Home Furnishings — 0.56%
Ethan Allen Interiors Inc	21,470	433,909
iRobot Corp (a),(b)	50,992	4,094,147
Universal Electronics Inc (a)	5,265	276,202
		$4,804,258

Household Products — 0.19%
Edgewell Personal Care Co	47,073	1,627,784

Household Products/Wares — 0.47%
ACCO Brands Corp	44,182	373,338
Quanex Building Products Corp	18,303	405,778
Spectrum Brands Holdings Inc	40,981	3,236,679
		$4,015,795

Insurance — 3.57%
American National Group Inc	10,488	1,008,107
CNO Financial Group Inc	180,907	4,021,563
Employers Holdings Inc	50,898	1,638,407
Enstar Group Ltd (a)	12,104	2,479,989
Mercury General Corp	75,921	3,963,835
National Western Life Group Inc	1,633	337,116
Palomar Holdings Inc (a)	44,382	3,942,897
Radian Group Inc	315,908	6,397,137
Third Point Reinsurance Ltd (a)	78,087	743,388
Unum Group	270,065	6,195,291
		$30,727,730

Internet — 1.54%
ChannelAdvisor Corp (a)	36,298	580,042
Endurance International Group Holdings Inc (a)	40,434	382,101
HealthStream Inc (a)	28,928	631,788

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet (continued)
NIC Inc	55,055	$1,422,071
Perficient Inc (a)	43,559	2,075,586
Revolve Group Inc (a)	60,187	1,876,029
Shutterstock Inc	22,970	1,646,949
TripAdvisor Inc (a)	161,289	4,641,897
		$13,256,463

Iron & Steel — 0.56%
Carpenter Technology Corp	72,744	2,118,305
Commercial Metals Co	129,411	2,658,102
		$4,776,407

Leisure Time — 0.18%
Acushnet Holdings Corp	30,965	1,255,321
Lindblad Expeditions Holdings Inc (a)	16,159	276,642
		$1,531,963

Lodging — 0.04%
Marcus Corp/The	27,586	371,859

Machinery — Construction & Mining — 0.29%
Terex Corp	70,538	2,461,071

Machinery — Diversified — 3.01%
Albany International Corp, Class A	37,515	2,754,351
Altra Industrial Motion Corp	32,143	1,781,686
Applied Industrial Technologies Inc	32,796	2,557,760
Cactus Inc, Class A	22,465	585,663
Columbus McKinnon Corp	14,180	545,079
Crane Co	44,059	3,421,622
Curtiss-Wright Corp	44,067	5,127,195
Flowserve Corp	129,332	4,765,884
Ichor Holdings Ltd (a)	27,005	814,066
Kadant Inc	7,804	1,100,208
Tennant Co	12,294	862,670
Welbilt Inc (a)	119,923	1,582,984
		$25,899,168

Media — 0.88%
AMC Networks Inc, Class A (a),(b)	46,448	1,661,445
Entercom Communications Corp, Class A	47,941	118,414
John Wiley & Sons Inc, Class A	31,119	1,420,894
Meredith Corp	32,685	627,552
MSG Networks Inc, Class A (a)	29,258	431,263
Sinclair Broadcast Group Inc, Class A (b)	57,037	1,816,628
TEGNA Inc	105,846	1,476,552
		$7,552,748

Metal Fabrication & Hardware — 1.84%
AZZ Inc	18,617	883,190
Helios Technologies Inc	12,846	684,563
Mueller Industries Inc	32,308	1,134,334
Rexnord Corp	110,130	4,349,034
Timken Co/The	67,921	5,254,369
Valmont Industries Inc	20,227	3,538,309
		$15,843,799

Mining — 0.17%
Kaiser Aluminum Corp	14,726	1,456,401

Miscellaneous Manufacture — 0.64%
EnPro Industries Inc	11,826	893,100
Federal Signal Corp	53,152	1,763,052

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Miscellaneous Manufacture (continued)
Myers Industries Inc	24,430	$507,655
Standex International Corp	10,013	776,208
Trinseo SA	30,657	1,569,945
		$5,509,960

Office & Business Equipment — 0.72%
Pitney Bowes Inc	100,866	621,335
Xerox Holding Corp	242,006	5,612,119
		$6,233,454

Office Furnishings — 0.25%
HNI Corp	17,625	607,358
Interface Inc	37,387	392,564
Kimball International Inc, Class B	13,832	165,292
Knoll Inc	15,974	234,498
Steelcase Inc, Class A	58,689	795,236
		$2,194,948

Oil & Gas — 2.27%
Callon Petroleum Co (a),(b)	162,651	2,140,487
Cimarex Energy Co	83,981	3,150,127
CVR Energy Inc	52,674	784,843
Delek US Holdings Inc	82,752	1,329,825
Kosmos Energy Ltd	348,340	818,599
Murphy Oil Corp	239,890	2,902,669
Par Pacific Holdings Inc (a)	29,569	413,375
Patterson-UTI Energy Inc	228,953	1,204,293
PBF Energy Inc, Class A	279,033	1,981,134
PDC Energy Inc (a)	63,907	1,312,011
ProPetro Holding Corp (a)	61,460	454,189
QEP Resources Inc	222,495	531,763
Southwestern Energy Co (a)	838,735	2,499,430
		$19,522,745

Oil & Gas Services — 0.42%
Archrock Inc	71,220	616,765
Core Laboratories N.V.	38,616	1,023,710
Dril-Quip Inc (a)	20,134	596,369
Helix Energy Solutions Group Inc (a)	141,925	596,085
MRC Global Inc (a)	38,986	258,477
Solaris Oilfield Infrastructure Inc, Class A	23,780	193,569
Thermon Group Holdings Inc (a)	20,999	328,215
		$3,613,190

Packaging & Containers — 0.35%
Greif Inc, Class A	22,818	1,069,708
Matthews International Corp, Class A	19,486	572,888
O-I Glass Inc	117,282	1,395,656
		$3,038,252

Pharmaceuticals — 4.78%
AdaptHealth Corp (a)	28,922	1,086,310
Agios Pharmaceuticals Inc (a)	77,727	3,367,911
Akebia Therapeutics Inc (a)	470,234	1,316,655
Alkermes PLC (a)	192,711	3,844,584
Amneal Pharmaceuticals Inc (a)	77,033	352,041
Anika Therapeutics Inc (a)	12,000	543,120
Arvinas Inc (a)	41,885	3,557,293
Aytu BioScience Inc (a),(b)	36,835	220,273
BioDelivery Sciences International Inc (a)	102,869	432,050
Clovis Oncology Inc (a),(b)	256,772	1,232,506
Coherus Biosciences Inc (a)	95,918	1,667,055

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Durect Corp (a)	90,177	$186,666
Eagle Pharmaceuticals Inc (a)	25,770	1,200,109
Endo International PLC (a)	390,096	2,800,889
Heat Biologics Inc (a)	136,036	729,153
Ironwood Pharmaceuticals Inc (a)	227,781	2,594,426
Jounce Therapeutics Inc (a)	27,237	190,659
Lannett Co Inc (a)	40,094	261,413
Owens & Minor Inc	38,484	1,040,992
Pacira BioSciences Inc (a)	76,958	4,605,167
PetIQ Inc (a),(b)	37,070	1,425,342
Phibro Animal Health Corp, Class A	16,730	324,897
Premier Inc, Class A	67,781	2,379,113
Prestige Consumer Healthcare Inc (a)	60,736	2,117,864
Supernus Pharmaceuticals Inc (a)	61,553	1,548,673
USANA Health Sciences Inc (a)	12,780	985,338
Vanda Pharmaceuticals Inc (a)	68,386	898,592
Voyager Therapeutics Inc (a)	24,077	172,151
		$41,081,242

Pipelines — 0.29%
Antero Midstream Corp	319,410	2,462,651

Private Equity — 0.07%
Victory Capital Holdings Inc, Class A	25,470	631,911

Real Estate — 0.57%
Alexander & Baldwin Inc	63,064	1,083,439
Realogy Holdings Corp (a)	245,306	3,218,415
RMR Group Inc/The, Class A	15,242	588,646
		$4,890,500

REITs — 3.13%
Alexander's Inc	2,996	830,941
Corporate Office Properties Trust	144,402	3,766,004
Essential Properties Realty Trust Inc	142,702	3,025,282
KKR Real Estate Finance Trust Inc	59,628	1,068,534
LTC Properties Inc	75,485	2,937,121
Macerich Co/The	669,588	7,144,504
Tanger Factory Outlet Centers Inc	369,009	3,675,330
Weingarten Realty Investors	205,960	4,463,153
		$26,910,869

Retail — 6.10%
Big Lots Inc	77,408	3,323,126
BJ's Restaurants Inc	19,093	734,890
Bloomin' Brands Inc	121,289	2,355,432
Caleres Inc	23,944	374,724
Cheesecake Factory Inc/The	82,209	3,046,666
Chico's FAS Inc	83,065	132,073
Children's Place Inc/The	40,652	2,036,665
Denny's Corp (a)	73,871	1,084,426
Dick's Sporting Goods Inc	79,859	4,488,874
Duluth Holdings Inc, Class B (a)	12,520	132,211
El Pollo Loco Holdings Inc (a)	18,652	337,601
Foot Locker Inc	139,810	5,653,916
Foundation Building Materials Inc (a)	22,894	439,794
GMS Inc (a)	35,131	1,070,793
Group 1 Automotive Inc	11,179	1,466,014
Haverty Furniture Cos Inc	11,405	315,576
Jack in the Box Inc	41,986	3,896,301
La-Z-Boy Inc	31,951	1,272,928
Lumber Liquidators Holdings Inc (a)	32,907	1,011,561
MSC Industrial Direct Co Inc, Class A	75,493	6,370,854

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
National Vision Holdings Inc (a)	44,536	$2,017,036
ODP Corp/The	44,470	1,302,971
PC Connection Inc	7,831	370,328
Penske Automotive Group Inc	26,480	1,572,647
PriceSmart Inc	12,887	1,173,877
Ruth's Hospitality Group Inc	39,523	700,743
Sally Beauty Holdings Inc (a)	115,137	1,501,387
Signet Jewelers Ltd	58,958	1,607,785
Sonic Automotive Inc, Class A	20,944	807,810
Sportsman's Warehouse Holdings Inc (a)	49,438	867,637
World Fuel Services Corp	32,165	1,002,261
		$52,468,907

Savings & Loans — 2.67%
Axos Financial Inc (a)	53,254	1,998,623
Berkshire Hills Bancorp Inc	64,053	1,096,587
Flushing Financial Corp	23,185	385,798
Investors Bancorp Inc	324,473	3,426,435
Meridian Bancorp Inc	29,658	442,201
Northfield Bancorp Inc	51,171	630,938
OceanFirst Financial Corp	43,031	801,668
Pacific Premier Bancorp Inc	70,262	2,201,309
Provident Financial Services Inc	71,261	1,279,848
Sterling Bancorp	364,485	6,553,440
Washington Federal Inc	89,991	2,316,368
WSFS Financial Corp	41,734	1,873,022
		$23,006,237

Semiconductors — 0.66%
ACM Research Inc, Class A (a)	20,678	1,680,087
Power Integrations Inc	48,681	3,985,027
		$5,665,114

Software — 4.65%
Allscripts Healthcare Solutions Inc (a)	95,321	1,376,435
American Software Inc, Class A	21,175	363,575
Bandwidth Inc, Class A (a)	26,496	4,071,640
Blackbaud Inc	39,743	2,287,607
BM Technologies Inc	3,549	49,828
Computer Programs & Systems Inc	6,372	171,025
Cornerstone OnDemand Inc (a)	79,975	3,522,099
CSG Systems International Inc	30,710	1,384,100
Donnelley Financial Solutions Inc (a)	19,996	339,332
Ebix Inc	22,586	857,590
Inovalon Holdings Inc, Class A (a)	40,067	728,017
j2 Global Inc (a)	65,691	6,417,354
MicroStrategy Inc, Class A (a)	7,912	3,074,208
Progress Software Corp	46,838	2,116,609
SailPoint Technologies Holding Inc (a)	114,880	6,116,211
Sciplay Corp, Class A (a)	50,905	705,034
Simulations Plus Inc	18,418	1,324,623
SPS Commerce Inc (a)	28,493	3,094,055
Xperi Holding Corp	93,726	1,958,873
		$39,958,215

Telecommunications — 2.06%
CommScope Holding Co Inc (a)	287,876	3,857,538
Consolidated Communications Holdings Inc (a)	68,908	336,960
EchoStar Corp (a)	39,110	828,741
GTT Communications Inc (a),(b)	48,294	172,410
InterDigital Inc	26,765	1,624,100
Loral Space & Communications Inc	12,173	255,511

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Telecommunications (continued)
ORBCOMM Inc (a)		78,110	$579,576
Shenandoah Telecommunications Co		43,680	1,889,160
Switch Inc, Class A		224,112	3,668,714
Telephone & Data Systems Inc		119,288	2,215,178
ViaSat Inc (a)		69,933	2,283,313
			$17,711,201

Transportation — 1.51%
Dorian LPG Ltd (a)		53,024	646,363
Forward Air Corp		26,876	2,065,152
International Seaways Inc		25,426	415,207
Kirby Corp (a)		106,885	5,539,849
Ryder System Inc		70,491	4,353,524
			$13,020,095

Water — 0.10%
Arch Resources Inc		20,365	891,375
TOTAL COMMON STOCKS			$857,861,360
INVESTMENT COMPANIES — 2.48%		Shares Held	Value

Money Market Funds — 2.48%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)		17,992,026	$17,992,026
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)		3,322,494	3,322,494
TOTAL INVESTMENT COMPANIES			$21,314,520
Total Investments			$879,175,880
Other Assets and Liabilities — (2.22)%			(19,127,021)

Total Net Assets — 100.00%			$860,048,859

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $17,992,026 or 2.09% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	27.80%
Consumer, Non-cyclical	23.65%
Consumer, Cyclical	14.28%
Industrial	13.58%
Technology	7.56%
Communications	4.32%
Basic Materials	3.18%
Energy	3.08%
Money Market Funds	2.48%
Utilities	2.29%
Other Assets and Liabilities	(2.22)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
December 31, 2020 (unaudited)

	June 30, 2020		Purchases	Sales	December 31, 2020
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$13,835,298		$106,407,192	$102,250,464	$17,992,026
	$13,835,298		$106,407,192	$102,250,464	$17,992,026

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Value ETF
December 31, 2020 (unaudited)

COMMON STOCKS — 99.54%	Shares Held	Value

Advertising — 1.84%
Interpublic Group of Cos Inc/The	8,012	$188,442
Omnicom Group Inc	1,974	123,119
		$311,561

Aerospace & Defense — 0.12%
Spirit AeroSystems Holdings Inc, Class A	529	20,679

Agriculture — 3.02%
Altria Group Inc	6,856	281,096
Philip Morris International Inc	2,792	231,150
		$512,246

Airlines — 1.41%
Alaska Air Group Inc	1,713	89,076
Delta Air Lines Inc	2,360	94,895
Southwest Airlines Co	1,190	55,466
		$239,437

Apparel — 1.58%
Carter's Inc	847	79,677
Hanesbrands Inc	12,980	189,249
		$268,926

Auto Manufacturers — 2.48%
Cummins Inc	763	173,277
PACCAR Inc	2,871	247,710
		$420,987

Auto Parts & Equipment — 0.77%
Lear Corp	826	131,359

Banks — 12.91%
Bank of America Corp	2,752	83,413
Citizens Financial Group Inc	4,440	158,774
Comerica Inc	2,982	166,575
Fifth Third Bancorp	5,271	145,322
Huntington Bancshares Inc	13,175	166,400
KeyCorp	9,020	148,018
M&T Bank Corp	728	92,674
Morgan Stanley	2,375	162,759
Northern Trust Corp	1,171	109,067
PNC Financial Services Group Inc/The	875	130,375
Popular Inc	1,782	100,362
Regions Financial Corp	10,690	172,323
State Street Corp	1,938	141,048
Synovus Financial Corp	4,430	143,399
Wells Fargo & Co	3,667	110,670
Western Alliance Bancorp	793	47,540
Zions Bancorp NA	2,588	112,423
		$2,191,142

Biotechnology — 0.69%
Amgen Inc	507	116,569

Chemicals — 3.26%
Celanese Corp	873	113,438
Dow Inc	3,996	221,778
Eastman Chemical Co	2,176	218,209
		$553,425

Commercial Services — 5.60%
ADT Inc	69,919	548,864
H&R Block Inc	9,037	143,327

See accompanying notes.

Schedule of Investments
Principal Value ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
ManpowerGroup Inc	1,263	$113,897
Quanta Services Inc	572	41,196
Robert Half International Inc	1,635	102,155
		$949,439

Computers — 3.14%
Apple Inc	647	85,851
DXC Technology Co	3,820	98,365
Hewlett Packard Enterprise Co	9,468	112,196
MAXIMUS Inc	933	68,286
NetApp Inc	2,543	168,448
		$533,146

Distribution/Wholesale — 1.28%
Watsco Inc	955	216,355

Diversified Financial Services — 8.37%
Air Lease Corp	1,254	55,703
Alliance Data Systems Corp	1,107	82,029
American Express Co	494	59,729
Capital One Financial Corp	736	72,754
Charles Schwab Corp/The	1,466	77,757
Discover Financial Services	1,266	114,611
Jefferies Financial Group Inc	4,984	122,606
Mastercard Inc, Class A	62	22,130
OneMain Holdings Inc	8,708	419,377
Santander Consumer USA Holdings Inc	6,196	136,436
Synchrony Financial	3,447	119,645
T Rowe Price Group Inc	902	136,554
		$1,419,331

Electrical Components & Equipment — 0.11%
Acuity Brands Inc	156	18,890

Electronics — 1.86%
Avnet Inc	2,638	92,620
Honeywell International Inc	497	105,712
TE Connectivity Ltd	972	117,680
		$316,012

Entertainment — 1.62%
Cinemark Holdings Inc (a)	6,491	113,008
Vail Resorts Inc	580	161,797
		$274,805

Food — 0.59%
Kroger Co/The	3,142	99,790

Hand/Machine Tools — 1.37%
Lincoln Electric Holdings Inc	1,007	117,064
Snap-on Inc	673	115,177
		$232,241

Healthcare — Services — 1.12%
Anthem Inc	175	56,191
Humana Inc	79	32,411
UnitedHealth Group Inc	234	82,059
Universal Health Services Inc, Class B	145	19,938
		$190,599

Home Builders — 0.69%
DR Horton Inc	941	64,853

See accompanying notes.

Schedule of Investments
Principal Value ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders (continued)
PulteGroup Inc	1,206	$52,003
		$116,856

Home Furnishings — 1.13%
Whirlpool Corp	1,062	191,680

Insurance — 10.39%
Allstate Corp/The	716	78,710
American Financial Group Inc	2,102	184,177
First American Financial Corp	2,121	109,507
Hanover Insurance Group Inc/The	2,522	294,872
Hartford Financial Services Group Inc/The	1,654	81,013
MetLife Inc	3,358	157,658
MGIC Investment Corp	2,970	37,274
Primerica Inc	397	53,170
Progressive Corp/The	2,236	221,096
Prudential Financial Inc	2,378	185,650
Reinsurance Group of America Inc	552	63,977
Travelers Cos Inc/The	826	115,946
Unum Group	6,736	154,524
Voya Financial Inc	422	24,818
		$1,762,392

Internet — 1.23%
CDW Corp	329	43,359
eBay Inc	1,912	96,078
Expedia Group Inc	526	69,642
		$209,079

Iron & Steel — 1.50%
Reliance Steel & Aluminum Co	753	90,172
Steel Dynamics Inc	4,451	164,108
		$254,280

Leisure Time — 0.52%
Brunswick Corp	1,153	87,905

Media — 0.47%
Fox Corp, Class A	1,708	49,737
Sirius XM Holdings Inc	4,611	29,372
		$79,109

Mining — 1.12%
Newmont Corp	3,160	189,252

Miscellaneous Manufacture — 2.59%
Carlisle Cos Inc	323	50,446
Eaton Corp PLC	1,391	167,115
Illinois Tool Works Inc	584	119,066
Parker-Hannifin Corp	379	103,243
		$439,870

Oil & Gas — 4.66%
Cabot Oil & Gas Corp	6,163	100,334
Continental Resources Inc	325	5,298
CVR Energy Inc	11,157	166,239
Helmerich & Payne Inc	7,123	164,969
HollyFrontier Corp	3,284	84,891
Marathon Petroleum Corp	3,115	128,836
Valero Energy Corp	2,475	140,011
		$790,578

See accompanying notes.

Schedule of Investments
Principal Value ETF
December 31, 2020 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Packaging & Containers — 1.06%
Packaging Corp of America	1,309	$180,524
Pharmaceuticals — 3.25%
AbbVie Inc	2,374	254,374
AmerisourceBergen Corp	937	91,601
Cardinal Health Inc	3,823	204,760
		$550,735

REITs — 3.76%
CubeSmart	7,112	239,034
VICI Properties Inc	7,702	196,401
Vornado Realty Trust	5,419	202,346
		$637,781

Retail — 4.78%
Foot Locker Inc	4,417	178,623
Home Depot Inc/The	482	128,029
Kohl's Corp	5,655	230,102
Tractor Supply Co	701	98,547
Williams-Sonoma Inc	1,720	175,165
		$810,466

Semiconductors — 3.91%
Applied Materials Inc	992	85,610
Broadcom Inc	548	239,942
Intel Corp	1,620	80,708
Lam Research Corp	224	105,788
Texas Instruments Inc	923	151,492
		$663,540

Software — 3.76%
Oracle Corp	1,471	95,159
VMware Inc, Class A (b)	3,871	542,946
		$638,105

Telecommunications — 0.29%
Ubiquiti Inc	179	49,853
Transportation — 1.29%
CH Robinson Worldwide Inc	1,572	147,564
CSX Corp	795	72,146
		$219,710
TOTAL COMMON STOCKS		$16,888,654
INVESTMENT COMPANIES — 0.87%	Shares Held	Value
Money Market Funds — 0.87%
Principal Government Money Market Fund — Institutional Class 0.00% (b),(c),(d),(e)	88,841	$88,841
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	58,810	58,810
TOTAL INVESTMENT COMPANIES		$147,651
Total Investments		$17,036,305
Other Assets and Liabilities — (0.41)%		(68,788)
Total Net Assets — 100.00%		$16,967,517

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-income producing security.
(c)	Security or a portion of the security was pledged as collateral for securities lending. At the end of the period, the value of these securities totaled $88,841 or 0.52% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.

See accompanying notes.

Schedule of Investments
Principal Value ETF
December 31, 2020 (unaudited)

(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		35.42%
Consumer, Cyclical		16.26%
Consumer, Non-cyclical		14.26%
Technology		10.81%
Industrial		8.42%
Basic Materials		5.88%
Energy		4.66%
Communications		3.83%
Money Market Funds		0.87%
Other Assets and Liabilities		(0.41)%
TOTAL NET ASSETS		100.00%

	June 30, 2020	Purchases	Sales	December 31, 2020
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$982,112	$5,674,933	$6,568,204	$88,841
	$982,112	$5,674,933	$6,568,204	$88,841

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$ — $	—	$—
	$—	$ — $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Active Global Dividend Income ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended	Year ended	Period ended
	2020	(a)	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (b)

Net asset value, beginning of period	$26.18		$27.64	$27.56	$25.36	$25.00

Investment Operations:
Net investment income (loss) (c)	0.19		0.57	0.67	0.69	0.17
Net realized and change in unrealized gain (loss)	6.32		(1.22)	0.39	2.15	0.19
Total from investment operations	6.51		(0.65)	1.06	2.84	0.36

Dividends to Shareholders from:
Net investment income	(1.11)		(0.81)	(0.68)	(0.51)	—
Net realized gains	—		—	(0.30)	(0.13)	—
Total dividends to stockholders	(1.11)		(0.81)	(0.98)	(0.64)	—

Net asset value, end of period	$31.58		$26.18	$27.64	$27.56	$25.36
Total return	25.16	% (d)	(2.43)%	4.12%	11.24%	1.43% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$157,903		$708,092	$717,189	$705,435	$428,567
Ratio of expenses to average net assets	0.58	% (e)	0.58%	0.58%	0.58%	0.58% (e)
Ratio of expenses to average net assets excluding interest
expense	—% (f)		—% (f)	0.58%	—% (f)	—% (f)
Ratio of net investment income (loss) to average net assets	1.31	% (e)	2.12%	2.49%	2.51%	4.56% (e)
Portfolio turnover rate (g)	12.3%		41.6%	31.5%	22.0%	0.0% (e)

(a)	Six months ended December 31, 2020.
(b)	Period from May 9, 2017, date operations commenced, through June 30, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Ratio is not applicable as there was no interest expense in the period.
(g)	Portfolio turnover rate excludes in-kind transactions.
1
1	See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds
	(unaudited)

Principal Active Income ETF
For a share outstanding:
	Period ended
	December 31,	Year ended	Year ended	Year ended		Year ended	Period ended
	2020 (a)	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016 (b
1
Net asset value, beginning of period	$36.13	$39.91	$40.27	$41.31		$39.12	$40.00

Investment Operations:
Net investment income (loss) (c)	0.78	1.87	1.91	1.78		1.95	2.13
Net realized and change in unrealized gain
(loss)	3.86	(3.71)	(0.01)	(0.50)		2.22	(1.39)
Total from investment operations	4.64	(1.84)	1.90	1.28		4.17	0.74

Dividends to Shareholders from:
Net investment income	(0.97)	(1.94)	(1.92)	(1.87)		(1.98)	(1.62)
Net realized gains	—	—	(0.34)	(0.45)		—	—
Total dividends to stockholders	(0.97)	(1.94)	(2.26)	(2.32)		(1.98)	(1.62)

Net asset value, end of period	$39.80	$36.13	$39.91	$40.27		$41.31	$39.12
Total return	13.00% (d)	(4.78)%	4.95%	3.10%		10.92%	2.13	% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$231,854	$270,096	$216,519	$292,967		$286,084	$265,013
Ratio of expenses to average net assets	0.49% (e)	0.49%	0.61%	0.65	% (f)	0.77% (f)	0.85% (e),(f)
Ratio of gross expenses to average net assets	—% (g)	—% (g)	—% (g)	0.68%		0.80%	1.34	% (e)
Ratio of net investment income (loss) to average
net assets	4.09% (e)	4.89%	4.84%	4.34%		4.82%	5.99	% (e)
Portfolio turnover rate (h)	12.1%	10.6%	17.9%	11.0%		30.7%	34.3	% (e)

(a)	Six months ended December 31, 2020.
(b)	Period from July 8, 2015, date operations commenced, through June 30, 2016.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Includes reimbursement from Advisor.
(g)	Ratio is not applicable as there was no reimbursement from Advisor in the period.
(h)	Portfolio turnover rate excludes in-kind transactions.
1

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Healthcare Innovators Index ETF
For a share outstanding:
	Period ended		Year ended	Year ended	Year ended	Period ended
December 31, 2020 (a)			June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (b)

Net asset value, beginning of period	$44.34		$34.37	$34.74	$28.56	$25.00

Investment Operations:
Net investment income (loss) (c)	(0.05)		(0.10)	(0.13)	(0.12)	(0.08)
Net realized and change in unrealized gain (loss)	14.55		10.07	(0.24)	6.35	3.64
Total from investment operations	14.50		9.97	(0.37)	6.23	3.56

Dividends to Shareholders from:
Net realized gains	(0.22)		—	—	(0.05)	—
Total dividends to stockholders	(0.22)		—	—	(0.05)	—

Net asset value, end of period	$58.62		$44.34	$34.37	$34.74	$28.56
Total return	32.68	% (d)	29.01%	(1.05)%	21.83%	14.24	% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$155,347		$95,338	$56,713	$52,104	$7,140
Ratio of expenses to average net assets	0.42	% (e)	0.42%	0.42%	0.42%	0.42	% (e)
Ratio of net investment income (loss) to average net assets	(0.21	)% (e)	(0.29)%	(0.39)%	(0.38)%	(0.32	)% (e)
Portfolio turnover rate (f)	29.7%		36.1%	34.5%	33.6%	18.2	% (e)

(a)	Six months ended December 31, 2020.
(b)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.
1
1	See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal International Multi-Factor ETF (a)
For a share outstanding:
	Period ended		Period ended
	December 31, 2020 (b)		June 30, 2020 (c)

Net asset value, beginning of period	$23.80		$25.00

Investment Operations:
Net investment income (loss) (d)	0.24		0.54
Net realized and change in unrealized gain (loss)	4.84		(1.34)
Total from investment operations	5.08		(0.80)

Dividends to Shareholders from:
Net investment income	(0.34)		(0.39)
Net realized gains	—		(0.01)
Total dividends to stockholders	(0.34)		(0.40)

Net asset value, end of period	$28.54		$23.80
Total return	21.50	% (e)	(3.13	)% (e)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$62,787		$16,661
Ratio of expenses to average net assets (f)	0.25%		0.25%
Ratio of net investment income (loss) to average net assets (f)	1.81%		2.39%
Portfolio turnover rate (g)	44.7%		56.1%

(a)	Effective September 30, 2020, Principal International Multi-Factor Core Index ETF changed its name to Principal International Multi-Factor ETF.
(b)	Six months ended December 31, 2020.
(c)	Period from July 23, 2019, date operations commenced, through June 30, 2020.
(d)	Calculated on average shares outstanding during the period.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes in-kind transactions.
1

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Investment Grade Corporate Active ETF
For a share outstanding:
	Period ended		Year ended	Year ended	Period ended
	December 31, 2020 (a)		June 30, 2020	June 30, 2019	June 30, 2018 (b)

Net asset value, beginning of period	$26.67		$26.20	$24.59	$25.00

Investment Operations:
Net investment income (loss) (c)	0.32		0.88	0.95	0.19
Net realized and change in unrealized gain (loss)	1.30		1.39	1.66	(0.52)
Total from investment operations	1.62		2.27	2.61	(0.33)

Dividends to Shareholders from:
Net investment income	(0.47)		(0.95)	(0.98)	(0.08)
Net realized gains	(0.46)		(0.85)	(0.02)	—
Total dividends to stockholders	(0.93)		(1.80)	(1.00)	(0.08)

Net asset value, end of period	$27.36		$26.67	$26.20	$24.59
Total return	6.11	% (d)	8.98%	10.95%	(1.32	)% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$332,367		$110,693	$120,540	$228,710
Ratio of expenses to average net assets	0.26	% (e)	0.26%	0.26%	0.26	% (e)
Ratio of net investment income (loss) to average net assets	2.33	% (e)	3.37%	3.86%	3.83	% (e)
Portfolio turnover rate (f)	32.3%		73.3%	92.8%	47.8	% (e)

(a)	Six months ended December 31, 2020.
(b)	Period from April 18, 2018, date operations commenced, through June 30, 2018.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.
1

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Millennials Index ETF
For a share outstanding:
	Period ended
	December 31,		Year ended	Year ended		Year ended	Period ended
	2020(a)		June 30, 2020	June 30, 2019		June 30, 2018	June 30, 2017 (b)

Net asset value, beginning of period	$42.85		$38.24	$36.76		$28.92	$25.00

Investment Operations:
Net investment income (loss) (c)	0.13		0.34	0.17		0.23	0.17
Net realized and change in unrealized gain (loss)	15.27		4.59	1.54		7.91	3.87
Total from investment operations	15.40		4.93	1.71		8.14	4.04

Dividends to Shareholders from:
Net investment income	(0.39)		(0.32)	(0.23)		(0.23)	(0.09)
Net realized gains	—		—	—		(0.07)	(0.03)
Total dividends to stockholders	(0.39)		(0.32)	(0.23)		(0.30)	(0.12)

Net asset value, end of period	$57.86		$42.85	$38.24		$36.76	$28.92
Total return	36.04	% (d)	12.96%	4.70%		28.31%	16.23	% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$75,221		$25,708	$21,031		$20,217	$7,230
Ratio of expenses to average net assets	0.45	% (e)	0.45%	0.45%		0.45%	0.45	% (e)
Ratio of expenses to average net assets excluding interest
expense	—% (f)		—% (f)	—% (f)		0.45%	—% (f)
Ratio of net investment income (loss) to average net assets	0.52	% (e)	0.88%	0.47%		0.66%	0.71	% (e)
Portfolio turnover rate (g)	2.1%		47.4%	32.9	% (h)	35.6%	5.1	% (e)

(a)	Six months ended December 31, 2020.
(b)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Ratio is not applicable as there was no interest expense in the period.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	The previously reported portfolio turnover rate of 82.2% was adjusted to correct an immaterial error related to in-kind activity.
1

See accompanying notes.

	Financial Highlights
	Principal Exchange-Traded Funds
	(unaudited)

Principal Quality ETF (a)
For a share outstanding:
	Period ended
	December 31,	Year ended	Year ended	Year ended	Year ended	Period ended
	2020 (b)	June 30, 2019	June 30, 2017	June 30, 2017	June 30, 2017	June 30, 2016 (c)

Net asset value, beginning of period	$39.89	$37.79	$33.32	$29.03	$26.08	$25.00

Investment Operations:
Net investment income (loss) (d)	0.27	0.51	0.46	0.39	0.34	0.09
Net realized and change in unrealized gain (loss)	7.49	1.00	4.48	4.20	3.06	0.99
Net realized gain due from reimbursement from Advisor	—	1.13 (e)	—	—	—	—
Total from investment operations	7.76	2.64	4.94	4.59	3.40	1.08

Dividends to Shareholders from:
Net investment income	(0.38)	(0.54)	(0.47)	(0.27)	(0.39)	—
Net realized gains	—	—	—	(0.03)	(0.06)	—
Total dividends to stockholders	(0.38)	(0.54)	(0.47)	(0.30)	(0.45)	—

Net asset value, end of period	$47.27	$39.89	$37.79	$33.32	$29.03	$26.08
Total return	19.57% (f)	7.05% (e)	15.03%	15.89%	13.23%	4.31% (f)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$30,727	$17,951	$20,786	$21,655	$7,257	$6,519
Ratio of expenses to average net assets	0.15% (g)	0.29% (h)	0.29% (h)	0.29% (h)	0.40%	0.40% (g)
Ratio of gross expenses to average net assets	—% (i)	0.34%	0.40%	0.40%	—% (i)	—% (i)
Ratio of net investment income (loss) to average net assets	1.24% (g)	1.32%	1.32%	1.22%	1.26%	1.32% (g)
Portfolio turnover rate (j)	0.1%	103.7%	40.4%	63.5%	2.0%	0.0% (g)

(a)	Effective September 30, 2020, Principal Price Setters Index ETF changed its name to Principal Quality ETF.
(b)	Six months ended December 31, 2020.
(c)	Period from March 21, 2016, date of operations commenced, through June 30, 2016.
(d)	Calculated on average shares outstanding during the period.
(e)	During 2020, the Fund experienced a significant one-time gain as the result of a reimbursement by the Advisor due to an operational error by a third party. If such reimbursement had not been recognized, the total return amounts expressed herein would have been lower by 2.50%.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.
(h)	Includes reimbursement from Advisor.
(i)	Ratio is not applicable as there was no reimbursement from Advisor in the period.
(j)	Portfolio turnover rate excludes in-kind transactions.
1

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Spectrum Preferred Securities Active ETF
For a share outstanding:
	Period ended			Year ended			Year ended		Period ended
	December 31, 2020 (a)			June 30, 2020			June 30, 2019		June 30, 2018 (b)

Net asset value, beginning of period	$19.31	(c)		$19.36	(c) $		18.89	(c)	$20.00	(c)

Investment Operations:
Net investment income (loss) (d)	0.37			0.80	(c)		0.68	(c)	0.94	(c)
Net realized and change in unrealized gain (loss)	1.79			0.08	(c)		0.77	(c)	(1.18	) (c)
Total from investment operations	2.16			0.88	(c)		1.45	(c)	(0.24	) (c)

Dividends to Shareholders from:
Net investment income	(0.88)			(0.93	) (c)		(0.98	) (c)	(0.87	) (c)
Net realized gains	—		—	(c)		—	(c)		(0.00) (c),(e)
Total dividends to stockholders	(0.88)			(0.93	) (c)		(0.98	) (c)	(0.87	) (c)

Net asset value, end of period	$20.59			$19.31	(c) $		19.36	(c)	$18.89	(c)
Total return	9.44	% (f)		4.60%			7.99%		(1.28	)% (f)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$246,076			$139,995			$67,750		$51,949
Ratio of expenses to average net assets	0.55	% (g)		0.55%			0.55%		0.55	% (g)
Ratio of net investment income (loss) to average net assets	3.68	% (g)		4.10%			3.65%		4.93	% (g)
Portfolio turnover rate (h)	6.8%			41.9%			27.6%		41.0	% (g)

(a)	Six months ended December 31, 2020.
(b)	Period from July 7, 2017, date operations commenced, through June 30, 2018.
(c)	Effective July 22, 2020, Principal Spectrum Preferred Securities Active ETF issued a 5 to 1 stock split. The stock split, has been retroactively reflected on the Statement of Changes in Net Assets and Financial Highlights.
(d)	Calculated on average shares outstanding during the period.
(e)	Reflects an amount rounding to less than one cent.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.
(h)	Portfolio turnover rate excludes in-kind transactions.
1

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Spectrum Tax-Advantaged Dividend Active ETF
For a share outstanding:
	Period ended	Period ended
	December 31, 2020 (a)	June 30, 2020 (b)

Net asset value, beginning of period	$19.95	$20.00

Investment Operations:
Net investment income (loss) (c)	0.44	0.03
Net realized and change in unrealized gain (loss)	1.61	(0.08)
Total from investment operations	2.05	(0.05)

Dividends to Shareholders from:
Net investment income	(0.54)	—
Net realized gains	(0.04)	—
Total dividends to stockholders	(0.58)	—

Net asset value, end of period	$21.42	$19.95
Total return (d)	10.37%	(0.26)%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$22,491	$19,948
Ratio of expenses to average net assets (e)	0.60%	0.60%
Ratio of net investment income (loss) to average net assets (e)	4.17%	4.35%
Portfolio turnover rate	6.7%	6.3%

(a)	Six months ended December 31, 2020.
(b)	Period from June 16, 2020, date operations commenced, through June 30, 2020.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
1

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Ultra-Short Active Income ETF
For a share outstanding:
	Period ended		Year ended	Period ended
	December 31, 2020 (a)		June 30, 2020	June 30, 2019 (b)

Net asset value, beginning of period	$25.02		$25.09	$25.00

Investment Operations:
Net investment income (loss) (c)	0.11		0.55	0.12
Net realized and change in unrealized gain (loss)	(0.01)		0.07	0.04
Total from investment operations	0.10		0.62	0.16

Dividends to Shareholders from:
Net investment income	(0.27)		(0.69)	(0.07)
Total dividends to stockholders	(0.27)		(0.69)	(0.07)

Net asset value, end of period	$24.85		$25.02	$25.09
Total return	0.40	% (d)	2.54%	0.62	% (d)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$12,423		$12,509	$12,543
Ratio of expenses to average net assets	0.18	% (e)	0.18%	0.18	% (e)
Ratio of net investment income (loss) to average net assets	0.90	% (e)	2.19%	2.51	% (e)
Portfolio turnover rate	32.5%		32.7%	0.0% (e),(f)

(a)	Six months ended December 31, 2020.
(b)	Period from April 24, 2019, date operations commenced, through June 30, 2019.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.
1

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Mega-Cap ETF (a)
For a share outstanding:
	Period ended		Year ended	Year ended	Period ended
	December 31, 2020 (b)		June 30, 2020	June 30, 2019	June 30, 2018 (c)

Net asset value, beginning of period	$30.04		$29.07	$26.02	$25.00

Investment Operations:
Net investment income (loss) (d)	0.27		0.60	0.63	0.38
Net realized and change in unrealized gain (loss)	5.79		1.00	3.04	0.80
Total from investment operations	6.06		1.60	3.67	1.18

Dividends to Shareholders from:
Net investment income	(0.41)		(0.63)	(0.62)	(0.16)
Total dividends to stockholders	(0.41)		(0.63)	(0.62)	(0.16)

Net asset value, end of period	$35.69		$30.04	$29.07	$26.02
Total return	20.30	% (e)	5.62%	14.32%	4.73	% (e)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$1,795,405		$1,505,046	$1,618,941	$1,666,525
Ratio of expenses to average net assets (f)	0.12	% (g)	0.12%	0.12%	0.12	% (g)
Ratio of gross expenses to average net assets	0.15	% (g)	0.15%	0.15%	0.15	% (g)
Ratio of net investment income (loss) to average net assets	1.62	% (g)	2.05%	2.30%	2.02	% (g)
Portfolio turnover rate (h)	26.7%		42.9%	27.0%	39.8	% (g)

(a)	Effective September 30, 2020, Principal U.S. Mega-Cap Multi-Factor Index ETF changed its name to Principal U.S. Mega-Cap ETF.
(b)	Six months ended December 31, 2020.
(c)	Period from October 11, 2017, date operations commenced, through June 30, 2018.
(d)	Calculated on average shares outstanding during the period.
(e)	Total return amounts have not been annualized.
(f)	Includes reimbursement from Advisor.
(g)	Computed on an annualized basis.
(h)	Portfolio turnover rate excludes in-kind transactions.
1

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Small-Cap Multi Factor ETF (a)
For a share outstanding:

	Period ended		Year ended	Year ended	Year ended	Period ended
	December 31, 2020(b)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (c)

Net asset value, beginning of period	$27.36		$31.43	$33.45	$28.84	$25.00

Investment Operations:
Net investment income (loss) (d)	0.30		0.45	0.40	0.29	0.26
Net realized and change in unrealized gain (loss)	9.08		(4.11)	(2.03)	4.64	3.75
Total from investment operations	9.38		(3.66)	(1.63)	4.93	4.01

Dividends to Shareholders from:
Net investment income	(0.37)		(0.41)	(0.39)	(0.30)	(0.17)
Net realized gains	—		—	—	(0.02)	—
Total dividends to stockholders	(0.37)		(0.41)	(0.39)	(0.32)	(0.17)

Net asset value, end of period	$36.37		$27.36	$31.43	$33.45	$28.84
Total return	34.55	% (e)	(11.71)%	(4.84)%	17.14%	16.08	% (e)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$860,049		$328,305	$355,200	$351,176	$275,466
Ratio of expenses to average net assets	0.38	% (f)	0.38%	0.38%	0.38%	0.38	% (f)
Ratio of net investment income (loss) to average net assets	1.95	% (f)	1.54%	1.27%	0.94%	1.21	% (f)
Portfolio turnover rate (g)	42.9%		80.4%	81.9%	76.3%	44.7	% (f)

1

(a)	Effective September 30, 2020, Principal U.S. Small-Cap Multi-Factor Index ETF changed its name to Principal U.S. Small-Cap Multi-Factor ETF.
(b)	Six months ended December 31, 2020.
(c)	Period from September 21, 2016, date operations commenced, through June 30, 2017.
(d)	Calculated on average shares outstanding during the period.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes in-kind transactions.
1

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Value ETF (a)
For a share outstanding:
	Period ended
	December 31,		Year ended		Year ended		Year ended	Year ended	Period ended
	2020(b)		June 30, 2020		June 30, 2019		June 30, 2018	June 30, 2017	June 30, 2016 (c)

Net asset value, beginning of period	$27.75		$31.99		$32.49		$29.16	$24.65	$25.00

Investment Operations:
Net investment income (loss) (d)	0.47		0.87		0.71		0.61	0.54	0.18
Net realized and change in unrealized gain (loss)	6.58		(4.36)		(0.51)		3.21	4.67	(0.53)
Total from investment operations	7.05		(3.49)		0.20		3.82	5.21	(0.35)

Dividends to Shareholders from:
Net investment income	(0.87)		(0.75)		(0.70)		(0.47)	(0.67)	—
Net realized gains	—		—		—		(0.02)	(0.03)	—
Total dividends to stockholders	(0.87)		(0.75)		(0.70)		(0.49)	(0.70)	—

Net asset value, end of period	$33.93		$27.75		$31.99		$32.49	$29.16	$24.65
Total return	25.90	% (e)	(11.09)%		0.68%		13.17%	21.42%	(1.39	)% (e)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$16,968		$31,907		$14,395		$14,622	$7,290	$6,163
Ratio of expenses to average net assets	0.15	% (f)	0.29	% (g)	0.29	% (g)	0.29% (g)	0.40%	0.40	% (f)
Ratio of gross expenses to average net assets	—% (h)		0.32%		0.40%		0.40%	—% (h)	—% (h)
Ratio of net investment income (loss) to average net
assets	3.10	% (f)	2.95%		2.26%		1.90%	1.98%	2.73	% (f)
Portfolio turnover rate (i)	1.5%		47.6%		49.2%		55.5%	3.0%	7.1	% (f)

(a)	Effective September 30, 2020, Principal Shareholder Yield Index ETF changed its name to Principal Value ETF.
(b)	Six months ended December 31, 2020.
(c)	Period from March 21, 2016, date of operations commenced, through June 30, 2016.
(d)	Calculated on average shares outstanding during the period.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Includes reimbursement from Advisor.
(h)	Ratio is not applicable as there was no reimbursement from Advisor in the period.
(i)	Portfolio turnover rate excludes in-kind transactions.
1

See accompanying notes.

Shareholder Expense Example
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

As a shareholder of Principal Exchange-Traded Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Exchange-Traded Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2020 through December 31, 2020, except as noted in the following table.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized	Expenses
		Ending	Expense	Paid During
	Beginning	Account	Ratio July 1,	Period July
	Account	Value	2020 to	1, 2020 to
	Value	December 31,	December 31,	December 31,
	July 1, 2020	2020	2020	2020(a)
Principal Active Global Dividend Income ETF
Actual Fund Return	$1,000.00	$1,251.60	0.58%	$3.29
Hypothetical 5% Annual Return	1,000.00	1,022.28	0.58	2.96

Principal Active Income ETF
Actual Fund Return	1,000.00	1,130.00	0.49	2.63
Hypothetical 5% Annual Return	1,000.00	1,022.74	0.49	2.50

Principal Healthcare Innovators Index ETF
Actual Fund Return	1,000.00	1,326.80	0.42	2.46
Hypothetical 5% Annual Return	1,000.00	1,023.09	0.42	2.14

Principal1International1Multi,Factor1ETF1
Actual Fund Return	1,000.00	1,215.00	0.25	1.40
Hypothetical 5% Annual Return	1,000.00	1,023.95	0.25	1.28

Shareholder Expense Example
Principal Exchange-Traded Funds
December 31, 2020 (unaudited)

			Annualized	Expenses
		Ending	Expense	Paid During
	Beginning	Account	Ratio July 1,	Period July 1,
	Account	Value	2020 to	2020 to
	Value	December 31	December 31	December 31,
	July 1, 2020	2020	2020	2020(a)
Principal Investment Grade Corporate Active ETF
Actual Fund Return	$1,000.00	$1,061.10	0.26%	$1.35
Hypothetical 5% Annual Return	1,000.00	1,023.89	0.26	1.33

Principal Millennials Index ETF
Actual Fund Return	1,000.00	1,360.40	0.45	2.68
Hypothetical 5% Annual Return	1,000.00	1,022.94	0.45	2.29

Principal Quality ETF
Actual Fund Return	1,000.00	1,195.70	0.15	0.83
Hypothetical 5% Annual Return	1,000.00	1,024.45	0.15	0.77

Principal Spectrum Preferred Securities Active ETF
Actual Fund Return	1,000.00	1,094.40	0.55	2.90
Hypothetical 5% Annual Return	1,000.00	1,022.43	0.55	2.80

Principal Spectrum Tax-Advantaged Dividend
Active ETF
Actual Fund Return	1,000.00	1,103.70	0.60	3.18
Hypothetical 5% Annual Return	1,000.00	1,022.18	0.60	3.06

Principal Ultra-Short Active Income ETF
Actual Fund Return	1,000.00	1,004.00	0.18	0.91
Hypothetical 5% Annual Return	1,000.00	1,024.30	0.18	0.92

Principal U.S. Mega-Cap ETF
Actual Fund Return	1,000.00	1,203.00	0.12	0.67
Hypothetical 5% Annual Return	1,000.00	1,024.60	0.12	0.61

Principal U.S. Small-Cap Multi-Factor ETF
Actual Fund Return	1,000.00	1,345.50	0.38	2.25
Hypothetical 5% Annual Return	1,000.00	1,023.29	0.38	1.94

Principal Value ETF
Actual Fund Return	1,000.00	1,259.00	0.15	0.85
Hypothetical 5% Annual Return	1,000.00	1,024.45	0.15	0.77

(a) Expenses are equal to a Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

PRINCIPAL EXCHANGE-TRADED FUNDS
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Exchange-Traded Funds made distributions for the months of October 2020 and December 2020 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:

	October 2020
Fund	Net Income	Realized Gain	Capital Sources
Principal Active Global Dividend Income ETF	0.00%	100.00%	0.00%
Principal Millennials Index ETF	31.85	68.15	0.00

	December 2020
Fund	Net Income	Realized Gain	Capital Sources
Principal Active Global Dividend Income ETF	0.00%	100.00%	0.00%
Principal International Multi-Factor ETF	90.80	9.20	0.00
Principal Millennials Index ETF	0.00	100.00	0.00

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

TRUSTEES AND OFFICERS

Under Delaware law, a Board of Trustees oversees the Trust. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Trust activities and the quality of services provided to the Trust. Each trustee also has the same position with Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. which are also sponsored by Principal Life Insurance Company. Each trustee holds office for an indefinite term or until reaching age 72 (unless such mandatory retirement age is waived by the Board). Trustees considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following Trustees are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Trust,	Principal Occupation(s)	in Fund Complex	Held by Trustee
Year of Birth	During past 5 years	Overseen by Trustee	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	123	Durango Herald, Inc;
Trustee since 2014			McClatchy Newspapers, Inc.
Chair, Nominating and Governance
Committee
1948

Leroy T. Barnes, Jr.	Retired.	123	McClatchy Newspapers, Inc.;
Trustee since 2014			Frontier Communications,
Member, Audit Committee			Inc.; formerly, Herbalife Ltd.
Member, Nominating and Governance
Committee
1951

Craig Damos	President, C.P. Damos	123	None
Trustee since 2014	Consulting LLC
Member, Nominating and Governance
Committee
Member, Executive Committee
1954

Fritz S. Hirsch	Formerly, CEO, MAM	123	MAM USA
Trustee since 2014	USA
Member, Operations Committee
Chair, 15(c) Committee
1951

Victor Hymes	Founder and Managing	123	Formerly, Montgomery
Trustee since 2020	Member of Legato Capital		Street Income Securities Inc.
Member, Audit Committee	Management, LLC
1957

John D. Kenney	Formerly, Legg Mason	123	Formerly: Legg Mason
Trustee since 2020	Global Asset Management		Investment Management
Member, Operations Committee			Affiliates: Brandywine
Member, 15(c) Committee			Global; Clarion Partners;
1965			ClearBridge Investments;
Entrust Global; Legg Mason
Poland; Martin Currie
Investment Management;
Permal Group (merged into
Entrust); QS Investors;
RARE Infrastructure; Royce
and Associates; and Western
Asset Management

Other
Name,		Number of Portfolios	Directorships
Position Held with the Trust,	Principal Occupation(s)	in Fund Complex	Held by Trustee
Year of Birth	During past 5 years	Overseen by Trustee	During Past 5 Years
Padelford L. Lattimer	TBA Management	123	None
Trustee since 2020	Consulting LLC
Member, Operations Committee
Member, 15(c) Committee
1961

Karen (“Karrie”) McMillan	Managing Director,	123	None
Trustee since 2014	Patomak Global Partners,
Chair, Operations Committee	LLC.
1961

Elizabeth A. Nickels	Retired.	123	SpartanNash; formerly:
Trustee since 2015			Charlotte Russe; Follet
Chair, Audit Committee			Corporation; PetSmart;
Member, Nominating and Governance			Spectrum Health Systems
Committee
1962

Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte	123	Helmerich & Payne;
Trustee since 2018	Consulting, Inc.		Formerly: B/E Aerospace;
Member, Audit Committee			Brown Advisory; Denbury
Member, 15(c) Committee			Resources Inc.; Nalco (and its
1959			successor Ecolab); and WP
Carey

The following Trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

		Number of	Other
		Portfolios in	Directorships
Name,		Fund Complex	Held by Trustee
Position Held with the Trust,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Trustee	Years
Timothy M. Dunbar	Director, PGI since 2018	123	None
Trustee since 2019	President, Principal Global Asset Management
Chair, Executive Committee	(“PGAM”), PGI, Principal Life Insurance
1957	Company (“PLIC”), and Principal Financial
Services, Inc. (“PFSI) (2018-2021)
Executive Vice President, RobustWealth, Inc.
since 2018
Executive Vice President/Chief Investment
Officer, PLIC and PFSI (2014-2018)

Patrick Halter	Chief Executive Officer and President, PGI since	123	None
Trustee since 2017	2018
Member, Executive Committee	Chief Operating Officer, PGI (2017-2018)
1959	Chair, PGI since 2018
Director, PGI (2003-2018)
President, PGAM, PFSI, and PLIC since 2020
Director, Origin Asset Management LLP since
2018
Chair, Post Advisory Group, LLC (2017-2020)
Director, Post since 2020
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since
2017
Chair, CCIP, LLC since 2017

Correspondence intended for each Trustee who is other than an Interested Trustee may be sent to 655 9th Street, Des Moines, IA

50392.

The following table presents officers of the Trust.

Name, Position Held with the Trust, Address, and Year of Birth Kamal Bhatia President, Chief Executive Officer Des Moines, IA 50392 1972

Principal Occupation(s) During past 5 years

Director, PGI since 2019

Director, PFA since 2020

Senior Executive Director and Chief Operating Officer, PFSI and PLIC since 2020 President, PFSI and PLIC (2019-2020) Director, PFD since 2019 Director, PREI since 2020 Chair and Executive Vice President, PSS since 2019 Principal Executive Officer, OC Private Capital (2017-2019) Senior Vice President, OppenheimerFunds (2011- 2019)

Randy D. Bolin Assistant Tax Counsel Des Moines, IA 50392 1961

Vice President/Associate General Counsel, PFSI since 2013 Vice President/Associate General Counsel, PGI since 2016 Assistant General Counsel, PGI (2007–2016) Vice President/Associate General Counsel, PLIC since 2013

Tracy W. Bollin Chief Financial Officer Des Moines, IA 50392 1970

Managing Director, PGI since 2016 Chief Operating Officer, PMC (2015-2017) Chief Financial Officer, PFA (2010-2015) Senior Vice President, PFD since 2015 Chief Financial Officer, PFD (2010-2016) Senior Vice President, PMC (2015–2017) Chief Financial Officer, PMC (2010-2015) Director, PMC (2014–2017) Chief Financial Officer, PSI (2010-2015) President, PSS since 2015 Chief Financial Officer, PSS (2010-2015)

Gina L. Graham Treasurer Des Moines, IA 50392 1965

Vice President/Treasurer, PFA since 2016 Vice President/Treasurer, PFD since 2016 Vice President/Treasurer, PGI since 2016 Vice President/Treasurer, PLIC since 2016 Vice President/Treasurer, PMC (2016-2017) Vice President/Treasurer, PREI since 2016 Vice President/Treasurer, PSI since 2016 Vice President/Treasurer, PSS since 2016

Laura B. Latham

Assistant Counsel and Assistant Secretary Des Moines, IA 50392 1986

Diane K. Nelson AML Officer Des Moines, 50392 1965

Sara L. Reece

Vice President and Controller Des Moines, IA 50392 1975

Counsel, PGI since 2018

Prior thereto, Attorney in Private Practice

Chief Compliance Officer/AML Officer, PSS (Since 2015) Compliance Advisor, PMC (2013-2015)

Director - Accounting, PLIC since 2015

Assistant Financial Controller, PLIC prior to 2015

Name, Position Held with the Trust, Address, and Year of Birth Teri R. Root Chief Compliance Officer Des Moines, IA 50392 1979

Principal Occupation(s) During past 5 years

Chief Compliance Officer – Funds, PGI since 2018

Interim Chief Compliance Officer (2018) Deputy Chief Compliance Officer (2015-2018) Deputy Chief Compliance Officer, PGI since 2017 Vice President and Chief Compliance Officer, PMC (2015–2017) Vice President, PSS since 2015

Britney L. Schnathorst

Assistant Counsel and Assistant Secretary Des Moines, IA 50392 1981

Adam U. Shaikh Assistant Counsel Des Moines, IA 50392 1972

John L. Sullivan

Assistant Counsel and Assistant Secretary Des Moines, IA 50392 1970

Dan L. Westholm Assistant Treasurer Des Moines, IA 50392 1966

Counsel, PLIC since 2013

Assistant General Counsel, PGI since 2018 Counsel, PGI (2017-2018) Counsel, PLIC since 2006 Counsel, PMC (2007-2013, 2014-2017)

Counsel, PGI since 2019

Prior thereto, Attorney in Private Practice

Assistant Vice President/Treasurer, PGI (since 2017) Assistant Vice President/Treasury, PFA (since 2013) Assistant Vice President/Treasury, PFD (since 2013) Assistant Vice President/Treasury, PLIC (since 2014) Assistant Vice President/Treasury, PMC (2013-2017) Assistant Vice President/Treasury, PSI (since 2013) Assistant Vice President/Treasury, PSS (since 2013)

Beth C. Wilson Vice President and Secretary Des Moines, IA 50392 1956 Clint L. Woods Counsel, Vice President and Assistant Secretary Des Moines, IA 50392 1961

Director and Secretary – Funds, PLIC

Of Counsel (2017-2018)

Vice President (2016-2017) Counsel (2015-2017) Vice President, PLIC since 2015

Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, PLIC since 2013

Jared A.Yepsen Assistant Tax Counsel Des Moines, IA 50392 1981	Counsel, PGI since 2017 Counsel, PLIC since 2015 Senior Attorney, Transamerica Life Insurance Company (TLIC) (2013-2015)

The 15(c) Committee assists the Board in performing the annual review of the Trust’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Trust and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Trust.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Trust for election to the Board. The committee also oversees the structure and efficiency of the Board of Trustees and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Trust, communications with the Trusts’ shareholders, and provides review and oversight of the Trusts’ operations.

Additional information about the Trust is available in the Prospectuses dated November 1, 2020 and as supplemented, and the Statements of Additional Information dated November 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 or telephoning 1-800-787-1621. The prospectuses may be viewed at www.PrincipalETFs.com.

PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-787-1621, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Trust files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT are available on the Commission’s website at www.sec.gov.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved the annual review and renewal of the Management Agreements for all Funds and the annual renew and review of the Sub-advisory Agreement for the Principal Spectrum Preferred Securities Active ETF and the Principal Spectrum Tax-Advantaged Dividend Active ETF.

Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements

At its September 15, 2020 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreement for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PETF, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Principal Global Investors, LLC (the “Manager”) and PETF, on behalf of each of the thirteen (13) series of PETF (each series is referred to as a “Fund”); and (2) the Subadvisory Agreement between the Manager and Spectrum Asset Management Inc. (“Spectrum”) (the “Subadvisor”). The Management Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements. For the PETF Principal Spectrum Tax-Advantaged Dividend Active ETF, which began operations after the previous annual evaluation of the Advisory Agreements in September 2019, the Board considered that the Fund had less than a full year of operations and reviewed the information that they had considered in connection with the initial approval of the Advisory Agreements for the Fund, as updated, along with such additional information as the Board requested supplementally.

Management Agreement

With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds. In addition, the Board considered the following factors, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for the Principal Spectrum Preferred Securities Active ETF and the Principal Spectrum Tax-Advantaged Dividend Active ETF to Spectrum. The Board noted that the Manager’s process for the selection of subadvisors emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement was satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2020 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2019, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar.

For Funds that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2020, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2020, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds for which they received regular reporting and concluded that the Manager has in place an effective due diligence process to monitor investment performance, and to encourage remedial action if necessary.

Investment Management Fees

The Board considered each Fund’s effective unitary management fee rate. For each Fund, the Board received certain information from Broadridge including comparing unitary management fee rate and total expense ratio for the Fund’s commons shares to investment advisory fee rates and expense ratios of funds in an appropriate Expense Group and Expense Universe provided by Broadridge.

In evaluating the effective management fee rates, the Board considered a variety of factors, including the effective fee rates, comparison to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers.

Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager, received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December 31, 2019. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to Spectrum and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2019. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board noted that the Funds pay a unitary fee and determined that no breakpoints are necessary at this time, due, among other factors, to their current asset levels and taking into account levels of profitability to the Manager.

Sub-advisory Agreement

Nature, Quality and Extent of Services

The Board consideredthe nature, quality and extent of the services provided under the Subadvisory Agreement with Spectrum with respect to the Principal Spectrum Preferred Securities Active ETF and the Principal Spectrum Tax-Advantaged Dividend Active ETF. The Board considered the reputation, qualifications and background of Spectrum, the investment approach of Spectrum, the experience and skills of investment personnel responsible for the day-to-day management of the Principal Spectrum Preferred Securities Active ETF and the Principal Spectrum Tax-Advantaged Dividend Active ETF and the resources made available to such personnel. The Board also considered Spectrum’s compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by Spectrum to the Principal Spectrum Preferred Securities Active ETF and the Principal

Spectrum Tax-Advantaged Dividend Active ETF Funds under the Subadvisory Agreement is satisfactory.

Investment Performance

The Manager had advised the Board that the investment services delivered by Spectrum was reasonable. Based upon all relevant factors, the Board concluded that Spectrum is qualified and that the investment performance of the Subadvisor met acceptable levels of investment performance

Subadvisory Fees, Economies of Scale and Profitability

The Board considered the subadvisory fee rates, noting that the Manager compensates Spectrum from its own management fee, so that shareholders pay only the management fee.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the management and subadvisory fees w ere reasonable in light of these fall-out benefits.

The Board also considered the character and amount of other incidental benefits received by Spectrum when evaluating the subadvisory fee. The Board concluded that taking into account these fall-out benefits, the subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Kamal Bhatia
Kamal Bhatia, President and CEO
Date	2/9/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kamal Bhatia
Kamal Bhatia, President and CEO

Date	2/9/21

By	/s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer
Date	2/9/21